united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares				Value
	COMMON STOCK - 0.1%
	ENERGY - 0.1%
452	Amplify Energy Corp.			$ 4,633
5,202	Energy XXI Gulf Coast, Inc.			53,789
5,277	Frontera Energy Corp.			184,711
8,216	SandRidge Energy, Inc.			165,059
	TOTAL COMMON STOCK (Cost - $1,493,737)			408,192

	WARRANT - 0.0% ^
150	Energy XXI Gulf Coast, Inc. (Cost - $3,341)			45

Principal Amount ($)		Yield	Maturity
	BONDS & NOTES - 68.7%
	ADVERTISING & MARKETING - 0.1%
280,000	Omnicom Group, Inc.	3.6000	4/15/2026	282,268

	AEROSPACE / DEFENSE - 0.2%
88,000	Boeing Co.	6.8750	3/15/2039	127,590
250,000	Lockheed Martin Corp.	4.7000	5/15/2046	279,633
35,000	Triumph Group, Inc. (a)	7.7500	8/15/2025	36,838
275,000	United Technologies Corp.	1.5000	11/1/2019	273,607
200,000	United Technologies Corp.	1.9000	5/4/2020	199,354
				917,022
	AGRICULTURE - 0.1%
25,000	BAT Capital Corp. 3 Month LIBOR + 0.88 (a)	2.1950	8/15/2022	25,082
260,000	BAT Capital Corp. (a)(b)	2.2970	8/14/2020	260,830
165,000	Reynolds American, Inc.	3.2500	6/12/2020	169,559
120,000	Reynolds American, Inc.	4.0000	6/12/2022	126,769
				582,240
	AIRLINES - 0.1%
65,000	Delta Airlines, Inc.	3.6250	3/15/2022	66,807
548,427	Guanay Finance Ltd.	6.0000	12/15/2020	562,138
15,000	United Continental Holdings, Inc.	4.2500	10/1/2022	15,113
				644,058
	AUTO MANUFACTURERS - 0.3%
150,000	American Honda Finance Corp.	1.7000	2/22/2019	149,938
90,000	American Honda Finance Corp.	1.9500	7/20/2020	89,847
395,000	Daimler Finance North America LLC (a)	2.2500	3/2/2020	395,918
115,000	Ford Motor Co.	7.4500	7/16/2031	148,936
50,000	General Motors Co. 1 Month LIBOR + 0.80 (b)	2.1117	8/7/2020	50,045
350,000	General Motors Financial Co., Inc.	2.6500	4/13/2020	352,626
215,000	General Motors Financial Co., Inc.	3.9500	4/13/2024	220,204
265,000	Toyota Motor Credit Corp.	1.9500	4/17/2020	265,097
				1,672,611
	AUTO PARTS & EQUIPMENT - 0.0% ^
50,000	Dana Financing Luxembourg Sarl (a)	5.7500	4/15/2025	52,719
70,000	Delphi Jersey Holdings PLC (a)	5.0000	10/1/2025	71,225
				123,944
	AUTOMOBILE ABS - 1.0%
1,000,000	Flagship Credit Auto Trust 2016-4 (a)	2.4100	10/15/2021	1,001,384
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (a)	2.7600	5/15/2021	1,002,914
700,000	Westlake Automobile Receivables Trust 2016-2 (a)	2.3000	11/15/2019	700,014
1,000,000	Westlake Automobile Receivables Trust 2016-3 (a)	2.4600	1/18/2022	997,311
2,000,000	Westlake Automobile Receivables Trust 2017-1 (a)	2.7000	10/17/2022	2,008,964
				5,710,587
	BANKS - 3.2%
200,000	Agromercantil Senior Trust (a)	6.2500	4/10/2019	206,994
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	413,988
125,000	Australia & New Zealand Banking Group Ltd. (a)	4.8750	1/12/2021	135,117
400,000	Banco de Costa Rica	5.2500	8/12/2018	406,240
50,000	Banco de Credito Del Peru	5.3750	9/16/2020	54,500
1,050,000	Banco del Estado de Chile	3.8750	2/8/2022	1,110,647
300,000	Banco International Del Peru	5.7500	10/7/2020	329,430
200,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	202,914
300,000	Banco Santander Chile	3.8750	9/20/2022	315,154
1,000,000	Banco Santander Mexico SA 5 Year LIBOR + 4.58 (b)	5.9500	1/30/2024	1,045,000
400,000	Bancolombia SA	6.1250	7/26/2020	437,000
110,000	Bank of America Corp.	2.5030	10/21/2022	108,964
100,000	Bank of America Corp. 3 Month LIBOR + 1.02 (b)	2.8810	4/24/2023	100,434
330,000	Bank of Montreal	1.5000	7/18/2019	327,907
155,000	Bank of Montreal	1.9000	8/27/2021	152,887
145,000	Bank of Montreal	2.1000	12/12/2019	145,521
480,000	Bank of Nova Scotia (The)	2.1500	7/14/2020	481,304
250,000	BBVA Bancomer SA	6.5000	3/10/2021	276,250
205,000	Citigroup, Inc.	2.0500	12/7/2018	205,296
235,000	Citigroup, Inc. 3 Month LIBOR + 0.96 (b)	2.1162	4/25/2022	236,425
285,000	Citigroup, Inc. 3 Month LIBOR + 1.10 (b)	2.2794	5/17/2024	285,631
355,000	Commonwealth Bank of Australia (a)	2.2500	3/10/2020	356,772
190,000	Commonwealth Bank of Australia (a)	2.7500	3/10/2022	191,763
800,000	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	814,000
300,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (a)(b)	1.9344	7/25/2022	300,936
400,000	DBS Group Holdings Ltd. 5 Year LIBOR + 2.39 (b)	3.6000	7/25/2022	400,524
400,000	Global Bank Corp. (a)	4.5000	10/20/2021	409,400
300,000	Global Bank Corp.	4.5000	10/20/2021	307,050
200,000	Global Bank Corp. (a)	5.1250	10/30/2019	208,900
200,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	200,864
110,000	Goldman Sachs Group, Inc. 3 Month LIBOR + 1.05 (b)	2.9080	6/5/2023	110,087
35,000	Goldman Sachs Group, Inc.	3.0000	4/26/2022	35,405
700,000	Itau CorpBanca	3.8750	9/22/2019	722,607
470,000	JPMorgan Chase & Co.	2.2500	1/23/2020	472,530
150,000	JPMorgan Chase & Co.	2.9720	1/15/2023	152,329
145,000	JPMorgan Chase & Co.	4.2500	10/1/2027	152,914
480,000	Morgan Stanley 3 Month LIBOR + 0.93 (b)	2.2425	7/22/2022	481,819
150,000	Morgan Stanley	2.7500	5/19/2022	150,830
155,000	Morgan Stanley 3 Month LIBOR + 1.34 (b)	3.5910	7/22/2028	155,578
348,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	347,994
10,000	MUFG Americas Holdings Corp.	2.2500	2/10/2020	10,019
500,000	Nacional Financiera SNC	3.3750	11/5/2020	518,125
1,100,000	Oversea-Chinese Banking Corp. Ltd. 1 Month LIBOR + 2.20 (b)	4.0000	10/15/2024	1,128,582
225,000	PNC Financial Services Group, Inc.	4.3750	8/11/2020	239,330
50,000	Royal Bank of Canada	1.5000	7/29/2019	49,711
225,000	Royal Bank of Scotland Group PLC 3 Month LIBOR + 1.48 (b)	3.4980	5/15/2023	226,381
725,000	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	713,514
105,000	Sumitomo Mitsui Financial Group, Inc.	2.9340	3/9/2021	106,723
200,000	United Overseas Bank Ltd. 5 Year LIBOR + 1.65 (b)	2.8800	3/8/2027	197,805
800,000	United Overseas Bank Ltd. 5 Year LIBOR + 1.99 (b)	3.7500	9/19/2024	816,012
370,000	Wells Fargo & Co.	1.5000	1/16/2018	370,020
100,000	Wells Fargo & Co.	2.1500	1/30/2020	100,271
145,000	Wells Fargo & Co.	3.0690	1/24/2023	147,484
155,000	Wells Fargo & Co. 3 Month LIBOR + 1.31 (b)	3.5840	5/22/2028	156,883
195,000	Westpac Banking Corp.	1.6000	8/19/2019	194,116
165,000	Westpac Banking Corp.	1.9500	11/23/2018	165,236
15,000	Westpac Banking Corp.	2.0000	8/19/2019	14,809
15,000	Westpac Banking Corp.	2.5000	6/28/2022	14,993
125,000	Westpac Banking Corp.	2.6000	11/23/2020	126,700
				18,246,619
	BEVERAGES - 0.1%
245,000	Anheuser-Bush InBev Finance, Inc.	1.9000	2/1/2019	245,633
70,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	79,070
185,000	Molson Coors Brewing Co.	1.4500	7/15/2019	182,988
				507,691
	BIOTECHNOLOGY - 0.2%
475,000	Amgen, Inc.	2.2000	5/11/2020	476,484
353,000	Celgene Corp.	2.1250	8/15/2018	354,477
				830,961
	CHEMICALS - 0.2%
45,000	Ashland LLC	4.7500	8/15/2022	47,531
800,000	Grupo Idesa SA de CV	7.8750	12/18/2020	796,000
70,000	Hexion, Inc. (a)	10.3750	2/1/2022	67,200
200,000	Sherwin-Williams Co. (The)	2.2500	5/15/2020	200,792
				1,111,523
	COAL - 0.0% ^
50,000	Peabody Energy Corp. (a)	6.0000	3/31/2022	51,625

	COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0%
	U.S. GOVERNMENT AGENCY - 5.8%
357,803	Fannie Mae REMICS 2005-2 S 1 Month LIBOR + 6.60 (b)	5.3628	2/25/2035	64,630
2,339,517	Fannie Mae REMICS 2005-104 NI 1 Month LIBOR + 6.70 (b)	5.4628	3/25/2035	165,347
652,582	Fannie Mae REMICS 2006-99 AS 1 Month LIBOR + 6.58 (b)	5.3428	10/25/2036	127,460
356,543	Fannie Mae REMICS 2006-119 PS 1 Month LIBOR + 6.70 (b)	5.4628	12/25/2036	64,337
670,901	Fannie Mae REMICS 2006-126 CS 1 Month LIBOR + 6.70 (b)	5.4628	1/25/2037	126,426
347,729	Fannie Mae REMICS 2009-41 ZA	4.5000	6/25/2039	366,681
347,763	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	366,125
516,707	Fannie Mae REMICS 2010-76 ZK	4.5000	7/25/2040	550,585
367,660	Fannie Mae REMICS 2010-115 SE 1 Month LIBOR + 6.00 (b)	4.7628	10/25/2040	67,183
215,518	Fannie Mae REMICS 2010-134 CS 1 Month LIBOR + 6.68 (b)	5.4428	12/25/2025	24,157
215,518	Fannie Mae REMICS 2010-134 SE 1 Month LIBOR + 6.65 (b)	5.4128	12/25/2025	24,007
338,525	Fannie Mae REMICS 2010-142 SC 1 Month LIBOR + 6.60 (b)	5.3628	12/25/2040	67,695
297,812	Fannie Mae REMICS 2011-18 UZ	4.0000	3/25/2041	319,689
444,253	Fannie Mae REMICS FNR 2011-74 KL	5.0000	6/25/2040	476,888
816,902	Fannie Mae REMICS 2011-93 ES 1 Month LIBOR + 6.50 (b)	5.2628	9/25/2041	150,041
532,918	Fannie Mae REMICS 2011-111 EZ	5.0000	11/25/2041	574,256
1,248,438	Fannie Mae REMICS 2012-3 DS 1 Month LIBOR + 5.95 (b)	4.7128	2/25/2042	191,625
1,237,358	Fannie Mae REMICS FNR 2012-15 PZ	4.0000	3/25/2042	1,302,971
3,607,801	Fannie Mae REMICS FNR 2012-20 SA 1 Month LIBOR + 6.45 (b)	5.2128	3/25/2042	580,836
1,344,276	Fannie Mae REMICS 2012-103 ZP	3.0000	9/25/2042	1,261,979
1,361,869	Fannie Mae REMICS 2013-74 YS 1 Month LIBOR + 6.00 (b)	4.1442	7/25/2043	1,151,026
601,482	Fannie Mae REMICS 2013-122 DS 1 Month LIBOR + 5.40 (b)	3.9153	7/25/2043	526,869
1,205,979	Fannie Mae REMICS 2014-73 PS 1 Month LIBOR + 6.20 (b)	4.9628	11/25/2044	205,464
1,940,308	Fannie Mae REMICS 2015-95 AP	3.0000	8/25/2042	1,977,038
2,045,453	Fannie Mae REMICS 2016-73 DZ	3.0000	10/25/2046	1,901,772
942,084	Fannie Mae REMICS 2016-81 PA	3.0000	2/25/2044	944,130
318,064	Freddie Mac REMICS 2663 ZP	5.0000	8/15/2033	347,938
135,552	Freddie Mac REMICS 2909 Z	5.0000	12/15/2034	148,485
269,760	Freddie Mac REMICS 3257 SI 1 Month LIBOR + 6.32 (b)	5.0856	12/15/2036	48,151
1,073,121	Freddie Mac REMICS 3404 SA 1 Month LIBOR + 6.00 (b)	4.7656	1/15/2038	173,901
966,901	Freddie Mac REMICS 3753 SB 1 Month LIBOR + 6.00 (b)	4.7656	11/15/2040	166,196
243,858	Freddie Mac REMICS 3770 SP 1 Month LIBOR + 6.50 (b)	5.2656	11/15/2040	26,355
903,021	Freddie Mac REMICS 3792 SE 1 Month LIBOR + 9.86 (b)	7.3911	1/15/2041	957,161
91,205	Freddie Mac REMICS 3818 JA	4.5000	1/15/2040	92,586
591,575	Freddie Mac REMICS 3926 FS 1 Month LIBOR + 6.58 (b)	5.3456	9/15/2041	131,863
515,906	Freddie Mac REMICS 3957 DZ	3.5000	11/15/2041	526,425
398,755	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	417,652
1,143,827	Freddie Mac REMICS 3984 DS 1 Month LIBOR + 5.95 (b)	4.7156	1/15/2042	174,044
1,241,483	Freddie Mac REMICS 3998 AZ	4.0000	2/15/2042	1,315,473
4,128,022	Freddie Mac REMICS 4077 TS (b)	4.8411	5/15/2041	542,125
2,613,564	Freddie Mac REMICS 4089 SH 1 Month LIBOR + 6.00 (b)	4.7656	8/15/2042	421,262
571,115	Freddie Mac REMICS 4229 MS 1 Month LIBOR + 7.70 (b)	5.5397	7/15/2043	553,770
3,402,550	Freddie Mac REMICS 4255 GS 1 Month LIBOR + 6.15 (b)	4.9156	9/15/2043	596,575
780,041	Freddie Mac REMICS 4291 MS 1 Month LIBOR + 5.90 (b)	4.6656	1/15/2054	130,004
2,430,396	Freddie Mac REMICS 4314 MS 1 Month LIBOR + 6.10 (b)	4.8656	7/15/2043	322,320
1,274,666	Freddie Mac REMICS 4391 MA	3.0000	7/15/2040	1,301,502
5,462,099	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,811,586
2,434,922	Government National Mortgage Association 2010-35 DS 1 Month LIBOR + 5.68 (b)	4.4439	3/20/2040	321,538
3,805,310	Government National Mortgage Association 2010-121 SE 1 Month LIBOR + 6.00 (b)	4.7639	9/20/2040	603,310
2,281,255	Government National Mortgage Association 2011-69 SC 1 Month LIBOR + 5.38 (b)	4.1439	5/20/2041	285,943
2,224,063	Government National Mortgage Association 2013-102 BS 1 Month LIBOR + 6.15 (b)	4.9139	3/20/2043	331,902
2,243,425	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	2,166,918
191,676	Government National Mortgage Association 2013-120 GS 1 Month LIBOR + 5.40 (b)	3.9167	8/20/2043	171,527
490,532	Government National Mortgage Association 2013-148 DS 1 Month LIBOR + 5.68 (b)	4.4456	10/16/2043	75,679
2,087,843	Government National Mortgage Association 2013-186 SG 1 Month LIBOR + 6.25 (b)	5.0156	2/16/2043	286,784
1,339,095	Government National Mortgage Association 2013-188 MS 1 Month LIBOR + 5.55 (b)	4.3156	12/16/2043	177,930
2,627,660	Government National Mortgage Association 2014-5 SA 1 Month LIBOR + 5.55 (b)	4.3139	1/20/2044	398,072
2,947,640	Government National Mortgage Association 2014-58 SG 1 Month LIBOR + 5.60 (b)	4.3656	4/16/2044	446,963
2,643,029	Government National Mortgage Association 2014-76 SA 1 Month LIBOR + 5.60 (b)	4.3639	1/20/2040	373,044
1,060,478	Government National Mortgage Association 2014-95 CS 1 Month LIBOR + 6.25 (b)	5.0156	6/16/2044	171,653
2,309,182	Government National Mortgage Association 2014-145 CS 1 Month LIBOR + 5.60 (b)	4.3656	5/16/2044	365,308
1,483,095	Government National Mortgage Association 2014-156 PS 1 Month LIBOR + 6.25 (b)	5.0139	10/20/2044	232,839
				33,194,001
	WHOLE LOAN COLLATERAL - 15.0%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 1 Month LIBOR + 0.98 (b)	2.2172	6/25/2035	488,735
1,128,414	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	985,138
2,778,753	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	2,378,363
1,863,857	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,622,794
1,867,105	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,545,585
2,797,696	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	2,010,805
2,900,556	Alternative Loan Trust 2007-J1 2A8	6.0000	3/25/2037	2,009,976
565,841	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	547,376
4,500,000	Bank of America Funding 2005-B 3M1 Trust 1 Month LIBOR + 0.45 (b)	1.6861	4/20/2035	3,874,717
276,346	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	271,306
1,378,278	Bank of America Funding 2007-1 Trust TA3B (d)	5.9426	1/25/2037	1,265,961
587,051	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	552,711
2,102,505	BCAP LLC 2010-RR6 Trust 1716 (a,b)	6.0000	7/26/2036	1,745,203
3,898,678	BCAP LLC 2012-RR1 Trust 3A4 (a,b)	5.5000	10/26/2035	3,717,130
155,221	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	154,575
492,411	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (b)	3.3576	2/20/2035	496,854
568,608	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	516,584
2,653,065	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	2,234,086
567,411	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	521,860
2,376,375	CHL Mortgage Pass-Through Trust 2007-HYB1 2A1 (b)	3.1131	3/25/2037	2,061,008
2,000,000	CIM Trust 2016-3RR B2 (a,b)	11.0154	2/27/2056	1,841,970
21,991	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	22,060
1,522,175	Citigroup Mortgage Loan Trust 2011-12 1A2 (a,b)	3.4296	4/25/2036	1,246,030
195,498	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	196,760
182,738	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	166,595
1,063,725	Credit Suisse First Boston Mortgage Securities Corp. 5A12	5.5000	10/25/2035	956,733
1,643,594	CSMC 2015-RPL3 Trust A1 (a,d)	3.7500	12/25/2056	1,645,554
284,141	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	244,051
383,748	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	360,017
458,469	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	415,815
386,744	CSMC Series 2010-4R 3A17 (a,b)	6.0000	6/26/2037	366,366
1,000,000	CSMC Series 2011-5R 6A9 (a,b)	3.4331	11/27/2037	1,008,483
1,000,000	CSMC Series 2011-12R 3A5 (a,b)	3.2002	7/27/2036	959,650
325,857	CSMC Trust 2013-3R 1A1 (a,b)	2.3644	4/27/2035	332,325
268,471	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (b)	3.1290	5/25/2035	232,245
1,439,894	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,362,905
2,677,555	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (b)	3.1901	1/25/2037	2,379,151
33,542	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	33,919
453,849	GSR Mortgage Loan Trust 2005-AR7 3A1 (b)	3.7218	11/25/2035	433,991
912,396	GSR Mortgage Loan Trust 2006-AR1 3A1 (b)	3.6352	1/25/2036	883,808
605,755	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	589,717
361,981	HomeBanc Mortgage Trust 2005-3 A1 1 Month LIBOR + 0.24 (b)	1.4772	7/25/2035	359,887
2,131,195	HSI Asset Loan Obligation Trust 2007-AR1 (b)	3.4300	1/25/2037	1,839,210
1,119,202	Impac Secured Assets Trust 2006-5 1A1C 1 Month LIBOR + 0.27 (b)	1.5072	2/25/2037	916,478
1,823,680	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,673,271
57,325	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	57,107
1,021,172	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	868,195
2,809,039	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,486,351
1,158,724	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,092,826
509,899	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	464,153
460,004	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	455,009
397,038	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (b)	3.5641	4/25/2036	367,376
770,738	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	647,594
2,173,509	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1A (b)	3.1315	11/25/2035	2,199,084
1,335,928	Mill City Mortgage Loan Trust 2017-1 A1 (a,b)	2.7500	11/25/2058	1,326,247
7,743	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	8,009
925,480	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (b)	3.4688	12/25/2035	872,938
215,288	Morgan Stanley Mortgage Loan Trust 2006-7 3A (b)	5.0810	6/25/2036	190,331
1,143,566	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,000,996
606,073	Morgan Stanley Reremic Trust 2A 1 Month LIBOR + 0.23 (a,b)	1.4644	2/26/2037	606,793
1,441,969	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (d)	5.9950	3/25/2047	1,263,602
29,012	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (b)	5.6750	12/25/2035	29,252
260,258	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	231,364
373,242	RALI Series 2006-QA1 1A21 Trust (b)	4.3635	1/25/2036	323,206
336,147	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	300,189
599,819	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	562,818
1,978,312	RALI Series 2007-QH5 AI1 Trust 1 Month LIBOR + 0.21 (b)	1.4472	6/25/2037	1,756,408
444,909	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	426,333
812,380	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	832,672
444,056	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	337,285
285,212	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	248,517
521,017	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	519,202
618,243	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	441,426
459,811	Residential Asset Securitization Trust 2007-A3 1A1 1 Month LIBOR + 0.45 (b)	1.6872	4/25/2037	256,712
59,975	Residential Asset Securitization Trust 2007-A3 1A2 1 Month LIBOR + 46.38 (b)	36.8980	4/25/2037	127,145
2,245,873	Residential Asset Securitization Trust 2007-A8 1A1	6.0000	8/25/2037	1,885,816
11,113	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	11,111
241,597	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	220,807
391,946	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	380,181
154,891	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	150,241
1,513,287	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,464,050
680,100	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	651,690
250,126	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	237,746
640,435	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	611,135
1,434,607	Sequoia Mortgage Trust 2013-1 2A1 (b)	1.8550	2/25/2043	1,371,718
2,767,866	Sequoia Mortgage Trust 2016-3 A11 (a,b)	3.0000	11/25/2046	2,795,544
42,030	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (d)	5.4000	6/25/2034	56,033
778,198	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (b)	3.1651	12/25/2035	717,028
1,105,581	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	1,039,650
1,523,238	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,318,171
473,705	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	6.2500	7/25/2037	451,628
702,554	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1	5.7500	7/25/2037	649,559
356,648	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	357,040
229,198	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4	6.0000	4/25/2037	229,020
197,899	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	199,073
1,062,400	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5	6.0000	7/25/2037	1,054,896
105,664	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	106,434
				85,725,469
	COMMERCIAL MBS - 8.2%
199,323	A10 Term Asset Financing 2016-1 LLC A1 (a)	2.4200	3/15/2035	198,314
101,000	BBCMS 2017-DELC Mortgage Trust C 1 Month LIBOR + 1.20 (a,b)	2.4270	8/15/2036	100,998
115,000	BBCMS 2017-DELC Mortgage Trust D 1 Month LIBOR + 1.70 (a,b)	2.9270	8/15/2036	114,929
240,000	BBCMS 2017-DELC Mortgage Trust E 1 Month LIBOR + 2.50 (a,b)	3.7270	8/15/2036	239,970
230,000	BBCMS 2017-DELC Mortgage Trust F 1 Month LIBOR + 3.50 (a,b)	4.7270	8/15/2036	229,857
7,870,198	BBCMS MORTGAGE TRUST 2017-C1 XA (b)	1.6932	2/15/2050	846,951
646,000	BBCMS Trust 2014-BXO E 1 Month LIBOR 3.75 (a,b)	3.7872	8/15/2027	647,988
194,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18 AM (b)	6.0840	6/11/2050	194,333
248,000	BX Trust 2017-SLCT D 1 Month LIBOR + 2.05 (a,b)	3.2844	7/15/2034	248,320
408,000	BX Trust 2017-SLCT E 1 Month LIBOR + 3.15 (a,b)	4.3844	7/15/2034	409,264
311,975	CD 2007-CD5 Mortgage Trust AJ (b)	6.5808	11/15/2044	311,826
349,000	CD 2007-CD5 Mortgage Trust AJA (b)	6.5808	11/15/2044	348,790
2,912,341	CD 2017-CD4 Mortgage Trust XA (b)	1.4838	5/10/2050	270,253
114,000	CFCRE Commercial Mortgage Trust 2016-C7 A3	3.8385	12/10/2054	119,417
6,392,189	CFCRE Commercial Mortgage Trust 2017-C8 XA	1.6794	6/15/2050	733,572
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8 XB	0.9570	6/15/2050	182,686
699,000	CGCMT 2010-RR2 Trust JA4B (a,b)	6.0680	2/19/2051	699,110
304,000	Chicago Skyscraper Trust 2017 SKY B 1 Month LIBOR + 1.10 (a,b)	2.3344	2/15/2030	304,931
168,000	Chicago Skyscraper Trust 2017 SKY C 1 Month LIBOR + 1.25 (a,b)	2.4844	2/15/2030	168,315
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (b)	6.4269	12/10/2049	622,325
701,666	Citigroup Commercial Mortgage Trust 2012-GC8 XA (a,b)	1.9793	9/10/2045	43,238
8,840,350	Citigroup Commercial Mortgage Trust 2014-GC21 XA (b)	1.4098	5/10/2047	550,586
4,573,763	Citigroup Commercial Mortgage Trust 2014-GC25 XA (b)	1.1974	10/10/2047	266,805
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (a,b)	4.5761	2/10/2048	100,316
1,039,342	Citigroup Commercial Mortgage Trust 2015-GC35 XA (b)	1.0425	11/10/2048	51,242
2,019,011	Citigroup Commercial Mortgage Trust 2016-GC36 XA (b)	1.4980	2/10/2049	167,364
4,669,891	Citigroup Commercial Mortgage Trust 2016-P3 XA (b)	1.8728	4/15/2049	488,017
741,978	Citigroup Commercial Mortgage Trust 2016-P4 XA (b)	2.1674	7/10/2049	92,648
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (a)	3.5200	9/10/2031	115,980
108,000	Citigroup Commercial Mortgage Trust 2016-P4 A4	2.9020	7/10/2049	106,717
1,078,989	Citigroup Commercial Mortgage Trust 2016-P5 XA	1.7029	10/10/2049	105,897
90,000	Citigroup Commercial Mortgage Trust 2016-P6 A5	3.7200	12/10/2049	94,516
414,000	CLNS Trust 2017-IKPR D 1 Month LIBOR + 3.50 (a,b)	3.2850	6/11/2032	414,263
414,000	CLNS Trust 2017-IKPR E 1 Month LIBOR + 2.05 (a,b)	4.7350	6/11/2032	414,915
38,000	CLNS Trust 2017-IKPR F 1 Month LIBOR + 4.50 (a,b)	5.7350	6/11/2032	38,120
338,000	Cold Storage Trust 2017-ICE3 A 1 Month LIBOR + 1.00 (a,b)	2.2344	4/15/2036	339,049
412,000	Cold Storage Trust 2017-ICE3 C 1 Month LIBOR + 1.35 (a,b)	2.5844	4/15/2036	414,648
79,624	Colony Mortgage Capital Series 2015-FL3 Ltd. 1 Month LIBOR + 1.95 (a,b)	3.1806	9/5/2032	79,863
152,000	COMM 2012-CCRE4 Mortgage D Trust (a,b)	4.7246	10/15/2045	132,018
11,009,848	COMM 2013-LC6 Mortgage Trust XA (b)	1.8035	1/10/2046	536,497
842,115	COMM 2012-LC4 Mortgage XA Trust (a,b)	2.3845	12/10/2044	60,156
9,530,184	COMM 2013-CCRE12 Mortgage Trust XA (b)	1.4902	10/10/2046	514,569
100,000	COMM 2014-CCRE20 Mortgage Trust C (b)	4.6548	11/10/2047	102,137
563,625	COMM 2014-UBS4 E Mortgage Trust (a)	3.7500	8/10/2047	368,635
644,150	COMM 2014-UBS4 F Mortgage Trust (a)	3.7500	8/10/2047	391,416
1,207,795	COMM 2014-UBS4 G Mortgage Trust (a)	3.7500	8/10/2047	371,076
5,000	COMM 2014-UBS4 V Mortgage Trust (a,b)	-	8/10/2047	-
53,000	COMM 2016-DC2 C Mortgage Trust (b)	4.7969	2/10/2049	51,944
988,330	COMM 2016-DC2 XA Mortgage Trust (b)	1.2204	2/10/2049	64,319
111,000	COMM 2016-GCT Mortgage E Trust (a,b)	3.5768	8/10/2029	107,788
5,920,000	COMM 2017-COR2 Mortgage Trust XA (b)	1.1860	9/10/2050	543,722
88,000	Commercial Mortgage Pass Through Certificates C (b)	4.8020	2/10/2049	86,949
918,715	Commercial Mortgage Pass Through Certificates XA (b)	2.1737	10/15/2045	65,097
266,457	Commercial Mortgage Trust 2006-GG7 AM (b)	5.9591	7/10/2038	268,666
61,091	Countrywide Commercial Mortgage Trust 2007-MF1 A (a,b)	6.4622	11/12/2043	61,122
213,000	Credit Suisse Commercial Mortgage Trust (b)	5.6950	9/15/2040	213,398
102,000	Credit Suisse Commercial Mortgage Trust (b)	2.5889	2/15/2020	102,255
221,000	Credit Suisse Commercial Mortgage Trust (b)	2.9389	2/15/2020	221,413
1,588,343	Credit Suisse Commercial Mortgage Trust (b)	4.5000	6/25/2021	1,610,060
472,900	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (a,b)	6.5143	2/15/2041	476,289
1,963,736	CSAIL 2015-C1 Commercial Mortgage Trust XA (b)	1.0883	4/15/2050	98,710
7,968,524	CSAIL 2017-C8 Commercial Mortgage Trust XA (b)	1.4071	6/15/2050	664,296
623,000	CSMC Trust 2017-CHOP D 1 Month LIBOR + 1.90 (a,b)	3.1344	7/15/2032	623,785
57,000	CSMC Trust 2017-CHOP E 1 Month LIBOR + 3.30 (a,b)	4.5344	7/15/2032	57,072
171,000	CSMC Trust 2017-LSTK C (a)	3.2294	4/5/2033	172,776
204,000	CSMC Trust 2017-LSTK D (a,b)	3.4415	4/5/2033	202,669
89,000	Fannie Mae-Aces A2	2.7020	2/25/2026	88,445
67,000	Freddie Mac Multifamily Structured Pass Through Certificates A2 (b)	3.3340	8/25/2025	70,088
87,000	Freddie Mac Multifamily Structured Pass Through Certificates A2	2.9950	12/25/2025	88,807
10,571,435	Freddie Mac Multifamily Structured Pass Through Certificates X1 (b)	1.4421	3/25/2023	615,173
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (b)	5.6060	12/10/2049	677,730
160,000	Great Wolf Trust 2017-WOLF D 1 Month LIBOR + 2.10 (a,b)	3.3400	9/15/2034	160,000
249,000	Great Wolf Trust 2017-WOLF E 1 Month LIBOR + 3.10 (a,b)	4.3400	9/15/2034	249,000
132,000	Great Wolf Trust 2017-WOLF F 1 Month LIBOR + 4.07 (a,b)	5.3100	9/15/2034	132,000
255,000	GS Mortgage Securities Corp Trust 2017-500K E 1 Month LIBOR + 1.50 (a,b)	2.7344	7/15/2032	255,234
175,000	GS Mortgage Securities Corp Trust 2017-500K F 1 Month LIBOR + 1.80 (a,b)	3.0344	7/15/2032	175,269
111,000	GS Mortgage Securities Corp Trust 2017-500K G 1 Month LIBOR + 2.50 (a,b)	3.7344	7/15/2032	111,034
892,121	GS Mortgage Securities Trust 2013-GCJ14 A21	2.9950	8/10/2046	897,807
140,000	GS Mortgage Securities Trust 2014-GC26 D (a,b)	4.6604	11/10/2047	120,284
8,202,112	GS Mortgage Securities Trust 2015-GC28 XA (b)	1.2856	2/10/2048	448,512
1,383,800	GS Mortgage Securities Trust 2015-GS1 XA (b)	0.9744	11/10/2048	72,537
668,304	Invitation Homes Trust	2.5367	8/17/2032	673,016
2,000,000	Jamestown CLO Ltd.	2.8626	10/20/2028	2,017,750
37,587	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (b)	0.5248	5/15/2045	1
331,066	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	330,847
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS	5.3370	5/15/2047	632,474
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (b)	6.2766	2/15/2051	749,632
328,487	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (b)	5.4660	6/12/2047	328,260
456,214	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (b)	5.4640	1/15/2049	455,840
356,384	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (b)	6.1677	6/15/2049	364,957
463,388	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	2.6503	11/15/2031	464,742
420,794	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4	6.0680	2/12/2051	421,159
692,759	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(b)	1.7561	5/15/2045	41,789
1,779,610	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (b)	1.9671	10/15/2045	122,498
651,592	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (b)	1.8217	6/15/2045	31,948
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (a)	3.4289	6/10/2027	109,752
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A 1 Month LIBOR + 1.45 (a,b)	2.4267	8/15/2027	599,999
422,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH B (c,d)	3.3889	10/15/2034	424,638
238,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH C (c,d)	3.9889	10/15/2034	239,787
968,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6 A (a,b)	4.3470	1/27/2047	972,999
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B	3.4595	8/15/2049	33,310
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (c)	3.9457	8/15/2049	25,578
391,450	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (c)	2.0106	8/15/2049	49,105
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (a,b)	4.1426	10/5/2031	118,686
167,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C 1 Month LIBOR + 1.25 (a,b)	2.4840	7/15/2034	166,740
156,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D 1 Month LIBOR + 1.95 (a,b)	3.1840	7/15/2034	156,049
139,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E 1 Month LIBOR + 2.95 (a,b)	4.1840	7/15/2034	139,261
194,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F 1 Month LIBOR + 3.75 (a,b)	4.9840	7/15/2034	194,484
1,812,953	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (b)	1.2336	8/15/2047	99,310
9,768,169	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (b)	1.1209	11/15/2047	465,647
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (b)	4.5679	1/15/2048	113,193
919,426	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (b)	1.2812	1/15/2048	46,310
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (a,b)	3.9872	2/15/2048	104,685
1,192,328	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (b)	1.5020	2/15/2048	75,712
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (b)	4.8179	11/15/2048	104,313
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (b)	4.7721	12/15/2048	90,801
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (b)	4.9048	3/15/2049	90,588
13,284,261	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (b)	1.1803	3/15/2050	957,220
153,925	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (a,b)	0.9066	11/15/2038	351
128,271	LB-UBS Commercial Mortgage Trust 2006-C7 XW (a,b)	0.9066	11/15/2038	293
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (b)	6.3892	9/15/2045	649,418
542,000	LCCM 2014-PKMD Mortgage Trust MRC (a,b)	2.9520	11/14/2027	543,490
535,000	LMREC 2015-CRE1, Inc. A 1 Month LIBOR + 1.75 (a,b)	2.9861	2/22/2032	540,872
37,459	Merrill Lynch Mortgage Trust 2006-C1 AJ (b)	5.7515	5/12/2039	37,582
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (b)	6.0078	6/12/2050	752,450
705,131	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (a,b)	1.6388	8/15/2045	40,027
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (b)	4.6316	10/15/2047	122,785
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	118,490
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (b)	4.6791	10/15/2048	74,992
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (a)	3.0600	10/15/2048	84,815
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (b)	4.9108	5/15/2049	95,483
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2049	98,518
47,411	Morgan Stanley Capital I Trust 2007-HQ11 AJ (b)	5.5080	2/12/2044	46,513
215,677	Morgan Stanley Capital I Trust 2007-IQ16 AMA (b)	6.3170	12/12/2049	217,055
385,585	Morgan Stanley Capital I Trust 2011-C1 XA (a,b)	0.5961	9/15/2047	3,983
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D 1 Month LIBOR + 3.00 (a,b)	4.2367	8/14/2031	609,363
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC 1 Month LIBOR + 3.00 (a,b)	4.2344	8/15/2026	75,643
982,968	Morgan Stanley Capital I Trust 2016-UB11 XA (b)	1.8088	8/15/2049	98,717
644,000	Morgan Stanley Capital I Trust 2017-PRME A (a,b)	2.0589	2/15/2034	648,962
88,000	Morgan Stanley Capital I Trust 2017-PRME D (a,b)	4.5589	2/15/2034	88,348
112,000	MSCG Trust 2016-SNR C (b)	5.2050	11/15/2034	114,572
40,565	PFP 2017-3 Ltd. A 1 Month LIBOR + 1.05 (a,b)	2.2844	1/14/2035	40,644
34,000	PFP 2017-3 Ltd. AS 1 Month LIBOR + 1.30 (a,b)	2.5344	1/14/2035	34,156
20,000	PFP 2017-3 Ltd. B 1 Month LIBOR + 1.75 (a,b)	2.9844	1/14/2035	20,071
21,000	PFP 2017-3 Ltd. C 1 Month LIBOR + 2.50 (a,b)	3.7344	1/14/2035	21,074
88,994	RAIT 2017-FL7 Trust A 1 Month LIBOR + 0.95 (a,b)	2.1806	6/15/2037	89,108
25,000	RAIT 2017-FL7 Trust AS 1 Month LIBOR + 1.30 (a,b)	2.5306	6/15/2037	25,042
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 0.95 (a,b)	2.1844	6/15/2033	281,512
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 1.25 (a,b)	2.1844	6/15/2033	281,857
763,564	SG Commercial Mortgage Securities Trust 2016-C5 XA (b)	2.1827	10/10/2048	92,112
635,608	Sofi Consumer Loan Program	3.0500	12/26/2025	641,800
219,510	Sutherland Commercial Mortgage Loans 2015-SBC4 LLC A (a)	4.0000	6/25/2039	218,596
588,070	TRU 2016-1 Trust 2016-TOYS A 1 Month LIBOR + 2.25 (a,b)	3.4844	11/15/2030	578,002
4,417,579	UBS Commercial Mortgage Trust 2012-C1 XA (a,b)	2.2686	5/10/2045	339,423
838,264	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (a,b)	2.0634	8/10/2049	64,617
120,838	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (b)	6.2004	6/15/2045	121,665
353,103	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (b)	5.6320	10/15/2048	352,876
1,051,509	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030	6/15/2049	105,100
838,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (b)	6.2212	2/15/2051	858,374
512,641	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (b)	6.2212	2/15/2051	512,201
183,214	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AM (b)	5.8180	5/15/2046	183,163
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (a)	3.9380	8/15/2050	114,306
6,468,706	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (b)	1.4349	2/15/2048	455,818
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (b)	4.7644	11/15/2048	77,822
1,231,445	Wells Fargo Commercial Mortgage Trust 2015-C31 C (b)	1.2536	11/15/2048	80,897
1,044,264	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (b)	1.5298	4/15/2050	72,598
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (b)	4.6925	9/15/2058	60,187
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (b)	4.6380	9/15/2057	99,251
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (b)	4.8786	1/15/2059	58,445
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (b)	5.1972	6/15/2049	92,890
992,306	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (b)	1.8862	10/15/2049	109,432
2,607,450	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (b)	1.4440	3/15/2050	249,266
719,168	WFRBS Commercial Mortgage Trust 2012-C8 XA (a,b)	2.0284	8/15/2045	51,997
880,821	WFRBS Commercial Mortgage Trust 2012-C9 XA (a,b)	2.1702	11/15/2045	64,501
965,212	WFRBS Commercial Mortgage Trust 2014-C21 XA (b)	1.2884	8/15/2047	53,014
				46,784,706
	COMMERCIAL SERVICES - 0.3%
900,000	Adani Ports & Special Economic Zone Ltd.	3.5000	7/29/2020	916,111
834,989	ENA Norte Trust	4.9500	4/25/2028	868,389
45,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	9.2500	5/15/2023	49,660
65,000	S&P Global, Inc.	4.4000	2/15/2026	70,036
				1,904,196
	COSMETICS/PERSONAL CARE - 0.0% ^
125,000	Unilever Capital Corp.	2.9000	5/5/2027	123,478

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
150,000	Ally Financial, Inc.	4.1250	3/30/2020	154,500
115,000	American Express Co.	2.5000	8/1/2022	114,868
70,000	American Express Credit Corp.	2.2500	5/5/2021	69,898
120,000	American Express Credit Corp.	2.7000	3/3/2022	121,428
70,000	ASP AMC Merger (a)	8.0000	5/15/2025	67,375
190,000	Discover Financial Services	4.1000	2/9/2027	193,058
150,000	Fondo Mivivienda SA	3.5000	1/31/2023	153,600
246,417	Interoceanica IV Finance Ltd. **	-	11/30/2018	243,029
295,000	National Rural Utilities Cooperative Finance Corp.	2.3000	11/15/2019	297,802
120,000	National Rural Utilities Cooperative Finance Corp.	2.0000	1/27/2020	120,200
55,000	NFP Corp. (a)	6.8750	7/15/2025	55,825
204,411	Peru Enhanced Pass-Through Finance Ltd. **	-	5/31/2018	202,230
200,000	SPARC EM SPC Panama Metro Line 2 SP ** (a)	-	12/5/2022	182,300
145,000	Synchrony Financial	3.0000	8/15/2019	147,370
50,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	6.7500	6/1/2025	50,500
				2,173,983
	ELECTRIC - 0.7%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (a)	7.9500	5/11/2026	216,400
175,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	233,847
500,000	Colbun SA	6.0000	1/21/2020	542,182
500,000	Comision Federal de Electricidad	4.8750	5/26/2021	533,750
245,000	Consolidated Edison, Inc.	2.0000	3/15/2020	244,951
50,000	Duke Energy Corp.	3.7500	9/1/2046	48,165
60,000	Duke Energy Corp.	3.9500	8/15/2047	59,477
105,000	Duke Energy Progress LLC	4.1500	12/1/2044	111,994
100,000	Engie Energia Chile SA	5.6250	1/15/2021	109,301
278,000	Exelon Corp.	3.4000	4/15/2026	279,543
155,000	Fortis, Inc.	2.1000	10/4/2021	152,186
200,000	Israel Electric Corp. Ltd.	5.6250	6/21/2018	204,200
75,000	NextEra Energy Capital Holdings, Inc.	3.5500	5/1/2027	77,087
70,000	NextEra Energy Operating Partners LP (a)	4.5000	9/15/2027	71,313
25,000	NRG Energy, Inc.	7.2500	5/15/2026	26,813
470,000	Southern Co.	2.4500	9/1/2018	473,282
85,000	Southern Co.	1.8500	7/1/2019	84,957
200,000	SP Powerassets Ltd.	2.7000	9/14/2022	201,809
				3,671,257
	ELECTRONICS - 0.0% ^
80,000	Arrow Electronics, Inc.	3.8750	1/12/2028	79,829

	ENGINEERING & CONSTRUCTION - 0.0% ^
300,000	OAS Finance Ltd.* (a,e)	8.8750	12/31/2049	24,000

	ENTERTAINMENT - 0.1%
75,000	Eldorado Resorts, Inc.	6.0000	4/1/2025	78,750
50,000	GLP Capital LP / GLP Financing II, Inc.	5.3750	4/15/2026	54,563
55,000	Pinnacle Entertainment, Inc. (a)	5.6250	5/1/2024	56,804
30,000	Pinnacle Entertainment, Inc.	5.6250	5/1/2024	30,675
50,000	Six Flags Entertainment Corp. (a)	4.8750	7/31/2024	50,875
				271,667
	ENVIRONMENTAL CONTROL - 0.0% ^
110,000	Waste Management, Inc.	4.1000	3/1/2045	116,220

	FOOD - 0.4%
355,000	General Mills, Inc.	2.2000	10/21/2019	357,256
600,000	Groupo Bimbo Sab de CV	4.8750	6/30/2020	642,198
55,000	JBS USA LLC / JBS USA Finance, Inc. (a)	7.2500	6/1/2021	56,100
5,000	JBS USA LLC / JBS USA Finance, Inc. (a)	7.2500	6/1/2021	5,100
270,000	Kraft Heinz Foods Co.	2.0000	7/2/2018	270,554
210,000	Kroger Co.	3.4000	4/15/2022	215,892
290,000	Kroger Co.	6.1500	1/15/2020	315,121
200,000	MARB BondCo PLC (a)	7.0000	3/15/2024	197,000
50,000	Pilgrim's Pride Corp. (a)	5.7500	3/15/2025	51,625
40,000	Post Holdings, Inc. (a)	5.5000	3/1/2025	41,500
150,000	Smithfield Foods, Inc. (a)	4.2500	2/1/2027	155,068
155,000	Sysco Corp.	3.2500	7/15/2027	154,518
				2,461,932
	FOREST & PAPER PRODUCTS - 0.2%
125,000	Celulosa Arauco y Constitucion SA	5.0000	1/21/2021	133,291
200,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	217,322
240,000	Georgia-Pacific LLC (a)	3.6000	3/1/2025	248,009
80,000	International Paper Co.	3.0000	2/15/2027	77,715
650,000	Inversiones CMPC SA/Cayman Islands Branch	4.5000	4/25/2022	680,249
				1,356,586
	GAS - 0.1%
50,000	NGL Energy Partners LP / NGL Energy Finance Corp. (a)	7.5000	11/1/2023	49,750
200,000	Transportadora de Gas Internacional SA ESP	4.2500	4/30/2028	207,000
				256,750
	HEALTHCARE - PRODUCTS - 0.2%
35,000	Avantor, Inc. (a)	6.0000	10/1/2024	35,875
35,000	Avantor, Inc. (a)	9.0000	10/1/2025	35,809
225,000	Becton Dickinson and Co.	2.8940	6/6/2022	225,732
475,000	Medtronic Global Holdings SCA	1.7000	3/28/2019	474,748
410,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	411,820
15,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	15,150
50,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	50,625
				1,249,759
	HEALTHCARE - SERVICES - 0.1%
517,000	Anthem, Inc.	2.3000	7/15/2018	519,237
60,000	Centene Corp.	4.7500	1/15/2025	62,250
50,000	CHS/Community Health Systems, Inc.	6.2500	3/31/2023	49,125
50,000	Tenet Healthcare Corp.	8.1250	4/1/2022	50,875
				681,487
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
200,000	CK Hutchison International 17 Ltd. (a)	2.7500	3/29/2023	198,999
700,000	CK Hutchison International 17 Ltd. (a)	2.8750	4/5/2022	704,067
200,000	CK Hutchison International 17 Ltd.	2.8750	4/5/2022	201,162
				1,104,228
	HOME EQUITY ABS - 0.7%
312,249	Bayview Financial Acquisition Trust 2007-A 1A5 (d)	6.1010	5/28/2037	320,086
3,176,328	GSAA Home Equity Trust 2006-18 AF6 (d)	5.6816	11/25/2036	1,579,848
223,419	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	192,019
23,693	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 1 Month LIBOR + 0.71 (b)	1.9422	3/25/2035	23,702
1,872,253	Nomura Home Equity Loan Trust Series 2007-1 2A2 1 Month LIBOR + 0.08 (b)	1.3172	2/25/2037	1,605,922
				3,721,577
	HOUSEHOLD PRODUCTS - 0.0% ^
70,000	Kronos Acquisition Holdings, Inc. (a)	9.0000	8/15/2023	68,250

	HOUSEWARES - 0.1%
77,000	Newell Brands, Inc.	2.6000	3/29/2019	77,616
270,000	Newell Brands, Inc.	3.1500	4/1/2021	276,222
				353,838
	INSURANCE - 0.3%
60,000	Alliant Holdings (a)	8.2500	8/1/2023	63,437
70,000	Assured Partners, Inc. (a)	7.0000	8/15/2025	71,663
135,000	Athene Global Funding (a)	3.0000	7/1/2022	134,455
145,000	Berkshire Hathaway Finance Corp.	1.3000	8/15/2019	143,964
170,000	Berkshire Hathaway Finance Corp.	1.7000	3/15/2019	170,329
155,000	Brighthouse Financial, Inc. (a)	3.7000	6/22/2027	152,191
180,000	Liberty Mutual Group, Inc. (a)	6.5000	5/1/2042	234,664
55,000	New York Life Global Funding (a)	2.3000	6/10/2022	54,792
100,000	New York Life Global Funding (a)	2.9000	1/17/2024	101,255
363,000	Nuveen Finance LLC (a)	2.9500	11/1/2019	369,039
210,000	Prudential Financial, Inc.	7.3750	6/15/2019	229,010
10,000	Radian Group, Inc.	4.5000	10/1/2024	10,200
				1,734,999
	INTERNET - 0.2%
110,000	Amazon.com, Inc. (a)	1.9000	8/21/2020	110,269
345,000	Amazon.com, Inc.	2.6000	12/5/2019	351,456
145,000	Amazon.com, Inc. (a)	4.0500	8/22/2047	147,773
155,000	eBay, Inc.	2.7500	1/30/2023	154,512
400,000	Tencent Holdings Ltd.	2.8750	2/11/2020	405,229
				1,169,239
	INVESTMENT COMPANIES - 0.0% ^
250,000	Temasek Financial I Ltd.	2.3750	1/23/2023	249,691

	IRON/STEEL - 0.0% ^
10,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (a)	6.3750	5/1/2022	10,375
105,000	Vale Overseas Ltd.	5.8750	6/10/2021	115,448
				125,823
	LEISURE TIME - 0.0% ^
25,000	Constellation Merger (a)	8.5000	9/15/2025	24,562
65,000	Viking Cruises Ltd. (a)	5.8750	9/15/2027	65,224
				89,786
	LODGING - 0.0% ^
200,000	Gohl Capital Ltd.	4.2500	1/24/2027	206,206
50,000	Hilton Domestic Operating Co., Inc. (a)	4.2500	9/1/2024	51,000
				257,206
	MACHINERY - CONSTRUCTION & MINING - 0.1%
50,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC (a)	9.2500	3/15/2024	53,813
245,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	245,287
140,000	Caterpillar Financial Services Corp.	2.1000	1/10/2020	140,745
				439,845
	MACHINERY - DIVERSIFIED - 0.0% ^
55,000	John Deere Capital Corp.	1.9500	6/22/2020	55,056

	MEDIA - 0.2%
40,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (a)	5.0000	2/1/2028	39,862
60,000	Cengage Learning, Inc. (a)	9.5000	6/15/2024	52,200
145,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.9080	7/23/2025	155,007
130,000	Comcast Corp.	4.4000	8/15/2035	140,944
295,000	Comcast Corp.	5.1500	3/1/2020	317,638
132,000	TV Azteca SAB de CV	7.6250	9/18/2020	136,686
				842,337
	MULTI-NATIONAL - 0.1%
500,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	511,250

	MUNICIPAL - 0.7%
5,400,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	2,619,000
60,000	North Texas Municipal Water District Water System Revenue	5.0000	9/1/2035	70,968
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	540,925
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	962,500
				4,193,393
	OIL & GAS - 1.8%
900,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	963,090
370,000	BP Capital Markets PLC	1.6760	5/3/2019	369,910
145,000	BP Capital Markets PLC	1.7680	9/19/2019	145,059
175,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	173,976
180,000	Chevron Corp.	1.9910	3/3/2020	180,677
400,000	CNOOC Finance 2012 Ltd.	3.8750	5/5/2022	418,338
600,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	602,522
200,000	CNOOC Finance 2015 USA LLC	3.5000	5/5/2025	203,053
900,000	CNPC General Capital Ltd.	3.9500	4/19/2022	944,087
200,000	CNPC HK Overseas Capital Ltd.	4.5000	4/28/2021	212,545
240,000	Delek & Avner Tamar Bond Ltd. (a)	3.8390	12/30/2018	244,123
480,000	Delek & Avner Tamar Bond Ltd. (a)	4.4350	12/30/2020	492,432
800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	879,362
30,000	MEG Energy Corp. (a)	7.0000	3/31/2024	25,725
5,000	Noble Holding International Ltd.	7.7500	1/15/2024	4,438
1,000,000	ONGC Videsh Ltd.	3.2500	7/15/2019	1,014,600
200,000	ONGC Videsh Vankorneft Pte Ltd.	3.7500	7/27/2026	199,602
75,000	Petroleos Mexicanos	6.7500	9/21/2047	79,793
200,000	Petronas Capital Ltd.	3.1250	3/18/2022	204,454
800,000	Petronas Global Sukuk Ltd.	2.7070	3/18/2020	806,014
75,000	Phillips 66	5.8750	5/1/2042	92,256
250,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	263,997
250,000	Reliance Holding USA, Inc.	5.4000	2/14/2022	274,700
85,000	Sanchez Energy Corp.	6.1250	1/15/2023	72,675
35,000	Seven Generations Energy (a)	5.3750	9/30/2025	35,263
800,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	801,866
200,000	Sinopec Group Overseas Development 2016 Ltd.	2.7500	9/29/2026	190,668
200,000	Sinopec Group Overseas Development 2017 Ltd. (a)	3.0000	4/12/2022	202,251
55,000	SM Energy Co.	5.0000	1/15/2024	51,838
60,000	Valero Energy Corp.	6.6250	6/15/2037	75,704
				10,225,018
	OIL & GAS SERVICES - 0.0% ^
36,000	FTS International, Inc.	6.2500	5/1/2022	32,940
85,000	Schlumberger Holdings Corp. (a)	2.3500	12/21/2018	85,487
				118,427
	OTHER ABS - 14.2%
1,771,770	Ajax Mortgage Loan Trust 2016-C A(a,d)	4.0000	10/25/2057	1,766,706
500,000	ALM VII R Ltd. CR 3 Month LIBOR + 4.04 (a,b)	5.3436	10/15/2028	508,576
500,000	Anchorage Capital CLO 5 Ltd. 2014-5A AR 3 Month LIBOR + 1.15 (a,b)	2.4536	10/15/2026	501,898
1,000,000	Annisa CLO Ltd. 2016-2 2016-2 B 3 Month LIBOR + 2.10 (a,b)	3.4069	7/20/2028	1,006,408
2,065,000	Apidos CLO XVI 2013-16A A1R 3 Month LIBOR 0.98 (a,b)	2.2861	1/19/2025	2,066,671
250,000	Apidos CLO XVIII 2014-18A D 3 Month LIBOR + 5.20 (a,b)	6.5125	7/22/2026	251,903
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. 1 Month LIBOR + 5.00 (c,d)	6.2344	9/15/2025	631,374
1,121,622	Arcadia Receivables Credit Trust 2017-1 A (a)	3.2500	6/15/2023	1,124,927
2,500,000	Atrium X AR 3 Month LIBOR + 0.95 (a,b)	2.2536	7/16/2025	2,505,604
609,459	Avant Loans Funding Trust 2017-A A (a)	2.4100	3/15/2021	610,650
1,000,000	Avery Point VII CLO Ltd. A1 3 Month LIBOR + 1.50 (a,b)	2.8036	1/15/2028	1,010,979
950,177	Babson CLO Ltd 2013-I A 3 Month LIBOR + 1.10 (a,b)	2.4069	4/20/2025	952,408
3,192,623	BCAPB LLC Trust 2007-AB1 A5 (d)	5.0282	3/25/2037	2,283,060
500,000	BlueMountain CLO 2013-1 Ltd. CR 3 Month LIBOR + 4.15 (a,b)	5.4569	1/20/2029	512,527
500,000	BlueMountain CLO 2013-1 Ltd. CR (a,b)	5.4569	1/20/2029	-
3,500,000	BlueMountain CLO Ltd. 2015-3 Ltd. A1 3 Month LIBOR + 1.48 (a,b)	2.7869	10/20/2027	3,507,240
500,000	Canyon Capital CLO 2017-1 Ltd. D 3 Month LIBOR + 3.60 (a,b)	4.8553	7/15/2030	501,023
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 3 Month LIBOR + 1.00 (a,b)	2.3069	4/20/2027	1,000,025
1,000,000	Catamaran CLO Ltd. 2015-1A A 3 Month LIBOR + 1.55 (a,b)	2.8625	4/22/2027	1,000,671
500,000	CENT CLO 19 Ltd. 2013-19A A1A 3 Month LIBOR + 1.33 (a,b)	2.6411	10/29/2025	500,924
2,000,000	CIM TRUST	12.3160	7/26/2055	1,866,425
2,000,000	CIM TRUST	10.1430	2/27/2056	1,830,379
2,310,000	CIM TRUST	16.7780	1/27/2057	2,557,365
1,474,197	Citicorp Residential Mortgage Trust Series 2007-2 A4 (d)	5.2535	6/25/2037	1,502,102
997,500	Coinstar Funding LLC Series 2017-1 A2 (a)	5.2160	4/25/2047	1,036,984
668,383	Consumer Credit Origination Loan Trust 2015-1 B (a)	5.2100	3/15/2021	669,590
445,455	Consumer Installment Loan Trust Series 2016-LD1 A (a)	3.9600	7/15/2022	447,389
15,232	Countrywide Asset-Backed Certificates 2005-15 1AF6 (b)	4.0009	4/25/2036	15,411
1,000,000	Crown Point CLO Ltd.	4.1230	12/31/2023	1,000,000
250,000	Dorchester Park CLO Ltd. 2015-1A C 3 Month LIBOR + 3.20 (a,b)	4.5069	1/20/2027	250,070
250,000	Dorchester Park CLO Ltd. 2015-1A D 3 Month LIBOR + 3.55 (a,b)	4.8569	1/20/2027	250,572
937,500	Eagle I Ltd. 2014-1A A1 (a)	2.5700	12/15/2039	932,192
250,000	Flatiron CLO Ltd. 2014-1A C 3 Month LIBOR + 3.30 (a,b)	4.4584	7/17/2026	250,117
2,180,960	GCAT 2017-5 LLC A1 (a,d)	3.2282	7/25/2047	2,181,065
924,875	GoldentTree Loan Management US CLO 1 Ltd X 3 Month LIBOR + 0.80 (a,b)	2.1069	4/20/2029	926,663
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C 3 Month LIBOR + 2.70 (a,b)	4.0106	8/1/2025	250,081
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. D 3 Month LIBOR + 3.80 (a,b)	5.1106	8/1/2025	250,550
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. A1R 3 Month LIBOR + 1.13 (a,b)	2.4336	4/18/2026	300,057
1,375,000	Jamestown CLO III Ltd 2013-3A A1AR 3 Month LIBOR + 1.14 (a,b)	2.4436	1/15/2026	1,379,103
2,000,000	Jamestown CLO IV Ltd. 2014-4A A1A 3 Month LIBOR + 1.50 (a,b)	2.8036	7/15/2026	2,001,483
1,916,667	Labrador Aviation Finance Ltd. 2016-1A (a)	5.6820	1/15/2042	1,948,609
750,000	LCM XVI LP 16A A 3 Month LIBOR + 1.03 (a,b)	2.3336	7/15/2026	751,484
203,849	LendingClub Issuance Trust Series 2016-NP1 A (a)	3.0000	1/17/2023	204,511
1,000,000	Magnetite XII Ltd. 2015-12A AR 3 Month LIBOR + 1.33 (a,b)	2.6336	4/15/2027	1,006,295
862,325	Marlette Funding Trust 2017-2 A (a)	2.3900	7/15/2024	863,489
240,711	Mosaic Solar Loans 2017-1 LLC A (a)	4.4500	6/20/2042	243,689
956,847	Nationstar HECM Loan Trust 2016-2 A (a,b)	2.2394	6/25/2026	965,657
224,950	NewMark Capital Funding 2013-1A A2 Ltd. 3 Month LIBOR + 1.12 (a,b)	2.4361	6/2/2025	225,215
505,000	OCP CLO 2015-8 Ltd. A1 3 Month LIBOR + 1.53 (a,b)	2.8336	4/17/2027	507,940
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR 3 Month LIBOR + 4.00 (a,b)	5.3036	7/15/2029	504,921
1,000,000	Octagon Loan Funding Ltd. 2014-1A A1R 3 Month LIBOR + 1.14 (a,b)	2.4567	11/18/2026	1,003,171
298	OneMain Financial Issuance Trust 2014-1 (a)	2.4300	6/18/2024	298
1,000,000	OneMain Financial Issuance Trust 2015-1A (a)	3.1900	3/18/2026	1,009,784
1,000,000	Oportun Funding IV LLC 2016-C A (a)	3.2800	11/8/2021	1,003,495
2,018,927	Palmer Square CLO 2013-1 Ltd. A1R 3 Month LIBOR + 0.97 (a,b)	2.2850	5/15/2025	2,021,427
1,000,000	Palmer Square CLO 2014-1 Ltd. A1R 3 Month LIBOR + 1.37 (a,b)	2.6736	1/17/2027	1,006,078
933,323	Pretium Mortgage Credit Partners I 2017-NPL2 LLC A1 (a,d)	3.2500	3/28/2057	933,602
991,317	Progress Residential 2016-SFR1 Trust A 1 Month LIBOR + 1.50 (a,b)	2.7344	9/17/2033	1,006,381
130,501	RAMP Series 2006-RS4 A3 Trust 1 Month LIBOR + 0.17 (b)	1.4072	7/25/2036	129,981
483,314	Sierra Timeshare 2016-2 Receivables Funding LLC (a)	2.3300	7/20/2033	482,509
1,116,060	Sierra Timeshare 2016-3 Receivables Funding LLC (a)	2.4300	10/20/2033	1,113,067
1,000,000	Sofi Consumer Loan Program 2017-5 LLC A1 (a)	2.1400	9/25/2026	999,801
1,833,279	SpringCastle America Funding LLC 2016-AA A (a)	3.0500	4/25/2029	1,843,305
1,000,000	Springleaf Funding Trust 2016-A (a)	2.9000	11/15/2029	1,002,788
1,886,723	Symphony CLO VIII LP 2012-8A AR 3 Month LIBOR + 1.10 (a,b)	2.4041	1/9/2023	1,890,357
1,691,461	Velocity Commercial Capital Loan Trust 2016-2 AFX (b)	2.9969	10/25/2046	1,701,686
1,391,816	Velocity Commercial Capital Loan Trust 2017-1 AFX (a,b)	3.0000	5/25/2047	1,400,047
3,125,000	Venture VII CDO Ltd. 2006-7A A1B 3 Month LIBOR + 0.33 (a,b)	1.6369	1/20/2022	3,100,689
1,000,000	Venture XVII CLO Ltd. 2014-17A AR 3 Month LIBOR + 1.08 (a,b)	2.3836	7/15/2026	1,000,086
250,000	Venture XVII CLO Ltd 2014-17A B2R 3 Month LIBOR + 1.60 (a,b)	2.9036	7/15/2026	250,020
1,000,000	Venture XXIII CLO Ltd 2016-23A 3 Month LIBOR + 1.65 (a,b)	2.9561	7/19/2028	1,015,765
1,000,000	Vibrant CLO V Ltd. 2016-5A 3 Month LIBOR + 1.55 (a,b)	2.8569	1/20/2029	1,008,461
948,673	VOLT XXII LLC 2015-NPL4 A1 (a,d)	3.5000	2/25/2055	951,738
541,388	VOLT LVIII LLC A1 (a,d)	3.3750	5/28/2047	544,771
1,674,300	VOLT LVIII LLC 2017-NPL5 A1 (a,d)	3.2500	4/25/2059	1,680,729
346,275	Wasatch Ltd. 06-1A Cl A1B 3 Month LIBOR + 0.24 (a,b)	1.5491	11/14/2022	345,131
3,044,889	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust 1A 1 Month LIBOR + 0.16 (b)	1.3922	10/25/2036	2,497,259
1,000,000	Zais CLO 2 Ltd.2014-2A A1A 3 Month LIBOR + 1.20 (a,b)	2.5144	7/25/2026	1,001,233
				81,306,641
	PACKAGING & CONTAINERS - 0.0% ^
50,000	Flex Acquisition Co., Inc. (a)	6.8750	1/15/2025	51,906
5,000	Multi-Color Corp. (a)	4.8750	11/1/2025	5,055
				56,961
	PHARMACEUTICALS - 0.4%
99,000	AbbVie, Inc.	4.7000	5/14/2045	107,923
151,000	Allergan Funding SCS	2.3500	3/12/2018	151,440
275,000	AstraZeneca PLC	2.3750	11/16/2020	276,434
75,000	AstraZeneca PLC	2.3750	6/12/2022	74,362
475,000	Cardinal Health, Inc.	1.9480	6/14/2019	475,189
140,000	Cardinal Health, Inc.	4.3680	6/15/2047	143,350
315,000	Express Scripts Holding Co.	2.2500	6/15/2019	316,251
115,000	Express Scripts Holding Co.	3.4000	3/1/2027	113,371
318,000	McKesson Corp.	2.2840	3/15/2019	319,841
265,000	Shire Acquisitions Investments Ireland DAC	1.9000	9/23/2019	264,476
140,000	Shire Acquisitions Investments Ireland DAC	2.8750	9/23/2023	139,129
135,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	7/21/2023	128,762
				2,510,528
	PIPELINES - 0.2%
70,000	Cheniere Energy Partners (a)	5.2500	10/1/2025	71,575
100,000	Enable Midstream Partners LP	4.4000	3/15/2027	101,711
20,000	Energy Transfer LP	4.2000	4/15/2027	20,250
95,000	Energy Transfer LP	4.7500	1/15/2026	100,004
145,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	175,876
345,000	Kinder Morgan, Inc.	3.0500	12/1/2019	351,239
400,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	412,200
70,000	Williams Partners LP	3.7500	6/15/2027	69,899
				1,302,754
	PRIVATE EQUITY - 0.0% ^
50,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.2500	2/1/2022	52,125

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
155,000	American Tower Corp.	3.5500	7/15/2027	154,005
160,000	Boston Properties LP	4.1250	5/15/2021	169,187
318,000	Boston Properties LP	5.8750	10/15/2019	339,916
150,000	Crown Castle International Corp.	3.6500	9/1/2027	149,918
50,000	ESH Hospitality, Inc. (a)	5.2500	5/1/2025	51,687
70,000	MPT Operating Partnership LP	5.0000	10/15/2027	71,750
25,000	SBA Communications Corp. (a)	4.0000	10/1/2022	25,125
365,000	Simon Property Group LP	2.2000	2/1/2019	366,954
				1,328,542
	RESTAURANTS - 0.0% ^
45,000	Landry's, Inc.	6.7500	10/15/2024	45,506

	RETAIL - 0.2%
361,000	CVS Health Corp.	1.9000	7/20/2018	361,865
200,000	CVS Health Corp.	2.8000	7/20/2020	203,448
150,000	Home Depot, Inc.	3.0000	4/1/2026	150,523
70,000	Lowe's Cos., Inc.	3.1000	5/3/2027	69,605
70,000	New Red Finance, Inc. (a)	4.2500	5/15/2024	70,245
15,000	New Red Finance, Inc. (a)	5.0000	10/15/2025	15,186
45,000	PetSmart, Inc. (a)	7.1250	3/15/2023	35,091
25,000	PetSmart, Inc. (a)	5.8750	6/1/2025	21,812
				927,775
	SEMICONDUCTORS - 0.2%
75,000	Applied Materials, Inc.	4.3500	4/1/2047	80,258
625,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (a)	2.3750	1/15/2020	628,453
75,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (a)	3.6250	1/15/2024	77,053
80,000	Maxim Integrated Products, Inc.	3.4500	6/15/2027	80,482
475,000	QUALCOMM, Inc.	2.1000	5/20/2020	478,617
				1,344,863
	SOFTWARE - 0.2%
20,000	Camelot Finance SA (a)	7.8750	10/15/2024	21,550
56,772	Fidelity National Information Services, Inc.	3.6250	10/15/2020	59,117
50,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (a)	10.0000	11/30/2024	56,500
50,000	Informatica LLC (a)	7.1250	7/15/2023	50,250
160,000	Microsoft Corp.	4.4500	11/3/2045	180,194
155,000	Oracle Corp.	4.1250	5/15/2045	161,725
20,000	Solera LLC (a)	10.5000	3/1/2024	22,769
50,000	Sophia LP / Sophia Finance, Inc. (a)	9.0000	9/30/2023	51,813
425,000	VMWARE, Inc.	2.3000	8/21/2020	426,244
275,000	VMWARE, Inc.	2.9500	8/21/2022	276,642
				1,306,804
	SOVEREIGN - 1.9%
50,000	Argentine Republic Government International Bond	6.8750	1/26/2027	54,025
100,000	Brazilian Government International Bond	5.6250	1/7/2041	100,750
500,000	Chile Government International Bond	3.2500	9/14/2021	520,640
650,000	Chile Government International Bond	2.2500	10/30/2022	647,056
200,000	Chile Government International Bond	3.1250	1/21/2026	205,440
200,000	Chile Government International Bond	3.8600	6/21/2047	203,500
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	232,000
800,000	Dominican Republic International Bond	7.5000	5/6/2021	890,000
800,000	Export-Import Bank of India	3.1250	7/20/2021	808,626
200,000	Export-Import Bank of India	4.0000	1/14/2023	209,490
800,000	Guatemala Government Bond	5.7500	6/6/2022	868,000
600,000	Indonesia Government International Bond	4.8750	5/5/2021	646,666
200,000	Indonesia Government International Bond	3.7000	1/8/2022	207,538
300,000	Israel Government International Bond	4.0000	6/30/2022	322,125
200,000	Israel Government International Bond	2.8750	3/16/2026	201,846
200,000	Malaysia Sovereign Sukuk Bhd	3.0430	4/22/2025	200,980
400,000	Mexico Government International Bond	3.6250	3/15/2022	419,200
50,000	Mexico Government International Bond	4.0000	10/2/2023	52,985
400,000	Mexico Government International Bond	3.5000	1/21/2021	418,800
562,000	Mexico Government International Bond	4.1500	3/28/2027	590,690
200,000	Panama Government International Bond	3.8750	3/17/2028	209,500
200,000	Panama Government International Bond	4.5000	5/15/2047	211,000
200,000	Perusahaan Penerbit SBSN Indonesia III (a)	4.1500	3/29/2027	206,500
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	316,890
900,000	Philippine Government International Bond	4.0000	1/15/2021	954,541
200,000	Philippine Government International Bond	4.2000	1/21/2024	219,581
200,000	Philippine Government International Bond	3.7000	2/2/2042	199,379
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	548,125
250,000	Wakala Global Sukuk Bhd	4.6460	7/6/2021	269,370
				10,935,243
	STUDENT LOAN ABS - 0.6%
852,143	Access Lex Institute 3 Month LIBOR 0.55 (b)	1.8672	2/25/2037	815,186
12,000	Earnest Student Loan Program 2016-D LLC (a)	-	1/25/2041	1,048,822
465,004	Earnest Student Loan Program 2017-A LLC (a)	2.6500	1/25/2041	462,853
1,205,303	Sofi Professional Loan Program 2017-B LLC (a)	1.8300	5/25/2040	1,205,648
				3,532,509
	TECHNOLOGY - 0.1%
700,000	AXIATA SPV2 BHD	3.4660	11/19/2020	717,350

	TELECOMMUNICATIONS - 0.6%
700,000	America Movil SAB de CV	5.0000	3/30/2020	748,746
145,000	AT&T, Inc.	3.8000	3/1/2024	149,158
635,000	British Telecommunications PLC	5.9500	1/15/2018	642,707
15,000	CB Escrow Corp. (a)	8.0000	10/15/2025	15,075
50,000	Cincinnati Bell, Inc. (a)	7.0000	7/15/2024	49,000
200,000	Digicel Group Ltd.	7.1250	4/1/2022	181,168
50,000	Frontier Communications Corp.	8.5000	4/15/2020	48,500
50,000	GTT Communications, Inc. (a)	7.8750	12/31/2024	53,125
55,000	Intelsat Jackson Holdings SA	7.2500	10/15/2020	52,938
200,000	Ooredoo International Finance Ltd.	3.8750	1/31/2028	201,307
451,000	Orange SA	2.7500	2/6/2019	456,460
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	415,928
45,000	Telesat Canada / Telesat LLC (a)	8.8750	11/15/2024	50,681
130,000	Verizon Communications, Inc.	4.4000	11/1/2034	130,083
				3,194,876
	TEXTILES - 0.1%
465,000	Cintas Corp. No. 2	2.9000	4/1/2022	473,706

	TOYS/GAMES/HOBBIES - 0.0% ^
40,000	Hasbro, Inc.	3.5000	9/15/2027	39,643

	TRANSPORTATION - 0.1%
200,000	Autoridad del Canal de Panama	4.9500	7/29/2035	222,000
150,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	166,364
165,000	CSX Corp.	3.8000	11/1/2046	158,670
140,000	FedEx Corp.	4.7500	11/15/2045	152,468
				699,502
	TRUCKING & LEASING - 0.0% ^
25,000	DAE Funding LLC (a)	5.0000	8/1/2024	25,625
75,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	4.2000	4/1/2027	78,659
				104,284
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%
181,229	Fannie Mae Pool AL4292 (c)	4.5000	4/1/2026	191,002
650,052	Fannie Mae Pool AS4281 (c)	3.0000	1/1/2035	664,584
1,143,400	Fannie Mae Pool AS4360 (c)	3.0000	1/1/2035	1,168,953
777,164	Fannie Mae Pool AS4645 (c)	3.0000	3/1/2045	781,056
904,797	Fannie Mae Pool AS7661 (c)	3.0000	8/1/2046	904,359
49,678	Fannie Mae Pool MA1050 (c)	4.5000	3/1/2042	52,299
1,496,437	Fannie Mae Pool MA2737 (c)	3.0000	12/1/2049	1,502,516
1,032,364	Freddie Mac Gold Pool G08622 (c)	3.0000	1/1/2045	1,036,826
1,306,094	Freddie Mac Gold Pool G08721 (c)	3.0000	9/1/2046	1,312,195
242,984	Freddie Mac Gold Pool N70081 (c)	5.5000	7/1/2038	268,329
309,912	Freddie Mac Gold Pool Q13637 (c)	3.0000	11/1/2042	312,835
319,794	Freddie Mac Gold Pool Q13638 (c)	3.0000	11/1/2042	322,821
				8,517,775
	TREASURY SECURITIES - 6.8%
2,110,000	United States Treasury Bond	2.7500	11/15/2042	2,082,636
1,290,000	United States Treasury Bond	2.8750	8/15/2045	1,295,543
462,968	United States Treasury Inflation Indexed Note	0.1250	4/15/2022	465,464
5,140,000	United States Treasury Note	0.7500	10/31/2018	5,105,064
3,850,000	United States Treasury Note	0.8750	3/31/2018	3,843,073
3,450,000	United States Treasury Note	0.8750	5/31/2018	3,440,971
3,200,000	United States Treasury Note	1.0000	3/15/2018	3,196,993
285,000	United States Treasury Note	1.0000	5/15/2018	284,577
170,000	United States Treasury Note	1.5000	2/28/2023	165,657
135,000	United States Treasury Note	1.6250	5/15/2026	128,050
205,000	United States Treasury Note	1.7500	12/31/2020	205,384
2,980,000	United States Treasury Note	1.7500	3/31/2022	2,963,121
2,830,000	United States Treasury Note	1.8750	8/31/2024	2,779,591
5,660,000	United States Treasury Note	2.0000	8/31/2021	5,705,103
2,950,000	United States Treasury Note	2.1250	9/30/2021	2,985,723
2,580,000	United States Treasury Note	2.2500	3/31/2021	2,625,755
1,400,000	United States Treasury Note	2.3750	5/15/2027	1,405,797
				38,678,502

	TOTAL BONDS & NOTES (Cost - $393,255,436)			393,092,321

Contracts	PURCHASED OPTIONS - 21.5%	Counterparty
483,662	ISAM, August 2019, Call	Nomura		34,016,480
599,003	WNTN, August 2019, Call	Nomura		89,236,781
	TOTAL PURCHASED OPTIONS (Cost - $126,090,747)			123,253,261

	SHORT-TERM INVESTMENTS - 0.9%
	U.S. TREASURY BILLS - 0.9%	Yield	Maturity
3,830,000	United States Treasury Bill	1.0200	12/7/2017	3,822,734
1,180,000	United States Treasury Bill	1.1300	3/8/2018	1,174,213
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,996,947)			4,996,947

	TOTAL INVESTMENTS - 91.2% (Cost - $525,840,208) (f)			$ 521,750,766
	OTHER ASSETS LESS LIABILITIES - 8.8%			50,343,784
	TOTAL NET ASSETS - 100.0%			$ 572,094,550

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	LIBOR - London Interbank Offered Rate
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Non-Income bearing.
^	Represents a percentage less than 0.05%
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2017, these securities amounted to $117,073,682 or 20.5% of net assets.
(b)	Variable rate security; the rate shown represents the rate at September 30, 2017.
(c)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(d)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2017.
(e)	Security in default.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $526,101,093 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 8,400,702
		Unrealized Depreciation:		(12,751,029)
		Net Unrealized Depreciation:		$ (4,350,327)

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal Amount ($)			Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 41.0%
	U.S. TREASURY BILL - 41.0%
$ 22,700,000	U.S. Treasury Bill		1.05%	2/1/2018	$ 22,619,339
	TOTAL SHORT-TERM INVESTMENT (Cost - $22,619,339)

	TOTAL INVESTMENTS - 41.0% (Cost - $22,619,339) (c)				$ 22,619,339
	OTHER ASSETS LESS LIABILITIES - 59.0%				32,551,714
	TOTAL NET ASSETS - 100.0%				$ 55,171,053

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,619,339 and does not differ from market value.

	SHORT FUTURES CONTRACTS
Contracts	Issue	Counterparty	Expiration	Notional Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
105	90-Day Euro$ Future	Bank of America Merrill Lynch	December-18	$ 25,760,438	$ 49,250
53	90-Day Sterling Future	Bank of America Merrill Lynch	September-18	8,813,773	367
64	Australian 3 Year Bond Future	Bank of America Merrill Lynch	December-17	5,575,924	18,104
27	Australian 10 Year Bond Future	Bank of America Merrill Lynch	December-17	2,691,453	16,084
34	Bank Acceptance Future	Bank of America Merrill Lynch	September-18	6,661,216	19,023
81	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	December-17	8,762,883	146,690
50	Cocoa Future (a)	Bank of America Merrill Lynch	December-17	1,021,500	(38,910)
50	Cocoa Ice Future (a)	Bank of America Merrill Lynch	December-17	1,016,971	4,008
44	Coffee Future (a)	Bank of America Merrill Lynch	December-17	2,112,825	79,594
19	Coffee Robusta Future (a)	Bank of America Merrill Lynch	November-17	373,920	320
219	Corn Future (a)	Bank of America Merrill Lynch	December-17	3,889,988	83,425
14	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-17	479,150	(2,885)
30	Dollar Index Future	Bank of America Merrill Lynch	December-17	2,786,490	(53,028)
3	Euro BUXL 30 Year Bond Future	Bank of America Merrill Lynch	December-17	579,018	3,666
22	Euro Swiss Franc 3 Month Ice Future	Bank of America Merrill Lynch	June-18	5,721,683	1,184
36	Japanese Yen Future	Bank of America Merrill Lynch	December-17	4,014,000	9,250
64	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	December-17	1,416,800	(31,275)
6	Long Gilt Future	Bank of America Merrill Lynch	December-17	997,222	(1,612)
114	Natural Gas Future (a)	Bank of America Merrill Lynch	November-17	3,427,980	172,140
4	Platinum Future (a)	Bank of America Merrill Lynch	January-18	183,100	1,305
10	Silver Future (a)	Bank of America Merrill Lynch	December-17	833,800	9,325
28	Soybean Future (a)	Bank of America Merrill Lynch	November-17	1,355,550	(47,287)
46	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-17	1,452,680	(63,860)
2	Soybean Oil Future (a)	Bank of America Merrill Lynch	December-17	39,384	12
10	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	December-17	2,157,031	5,297
63	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	December-17	1,411,988	(35,963)
30	White Sugar (ICE) Future (a)	Bank of America Merrill Lynch	December-17	543,300	20,400
200	World Sugar #11 (a)	Bank of America Merrill Lynch	March-18	3,158,400	148,176
					512,800
	LONG FUTURES CONTRACTS
50	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	September-18	14,815,184	(1,647)
33	90-Day Bank Bill Future	Bank of America Merrill Lynch	June-18	25,768,924	(4,846)
12	Amsterdam Index Future	Bank of America Merrill Lynch	October-17	1,523,336	27,517
57	Australian Dollar Future	Bank of America Merrill Lynch	December-17	4,466,520	(95,475)
174	BIST National 30 Index Future	Bank of America Merrill Lynch	October-17	623,124	(50,912)
19	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	December-17	1,079,010	1,230
27	British Pound Future	Bank of America Merrill Lynch	December-17	2,267,831	24,100
19	CAC 40 10 Euro Future	Bank of America Merrill Lynch	October-17	1,196,428	22,827
64	Canadian Dollar Future	Bank of America Merrill Lynch	December-17	5,136,320	(109,760)
20	Canola (WCE) Future (a)	Bank of America Merrill Lynch	November-17	157,486	(4,120)
13	Cattle Feeder Future (a)	Bank of America Merrill Lynch	November-17	1,001,000	(20,862)
66	Copper Future (a)	Bank of America Merrill Lynch	December-17	4,875,750	(211,687)
3	DAX Index Future	Bank of America Merrill Lynch	December-17	1,134,735	17,691
23	DJIA Mini e-CBOT Future	Bank of America Merrill Lynch	December-17	2,569,790	64,835
24	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	December-17	1,791,480	73,200
39	Euro-BOBL Future	Bank of America Merrill Lynch	December-17	6,048,159	(20,748)
9	Euro-Bond Future	Bank of America Merrill Lynch	December-17	1,713,114	(14,047)
22	Euro BTP Future	Bank of America Merrill Lynch	December-17	3,510,094	(23,325)
17	Euro FX Future	Bank of America Merrill Lynch	December-17	2,521,206	(31,013)
40	Euro OAT Future	Bank of America Merrill Lynch	December-17	7,336,261	(43,411)
92	Euro-Schatz Future	Bank of America Merrill Lynch	December-17	12,195,529	(7,322)
23	Euro STOXX 50 Future	Bank of America Merrill Lynch	December-17	972,336	17,848
6	FTSE 100 Index Future	Bank of America Merrill Lynch	December-17	590,018	(357)
114	FTSE China A50 Index Future	Bank of America Merrill Lynch	October-17	1,368,570	615
65	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	December-17	2,413,557	(13,656)
12	FTSE KLCI Index Future	Bank of America Merrill Lynch	October-17	248,881	(658)
9	FTSE/MIB Index Future	Bank of America Merrill Lynch	December-17	1,204,000	22,795
12	Gasoline RBOB Future (a)	Bank of America Merrill Lynch	November-17	801,864	(15,049)
32	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	December-17	4,111,360	(79,490)
16	H-Shares Index Future	Bank of America Merrill Lynch	October-17	1,117,032	(10,040)
11	Hang Seng Index Future	Bank of America Merrill Lynch	October-17	1,937,502	(3,062)
3	IBEX 35 Index Future	Bank of America Merrill Lynch	October-17	366,399	1,454
15	Japan 10 Year Bond Future	Bank of America Merrill Lynch	December-17	20,035,095	(104,375)
28	KOSPI 200 Index Future	Bank of America Merrill Lynch	December-17	1,941,372	30,624
6	Lean Hogs Future (a)	Bank of America Merrill Lynch	December-17	143,880	4,740
12	Live Cattle Future (a)	Bank of America Merrill Lynch	December-17	553,200	9,880
45	LME Aluminum Future (a)	Bank of America Merrill Lynch	December-17	2,361,938	(5,738)
17	LME Copper Future (a)	Bank of America Merrill Lynch	December-17	2,753,681	(41,161)
7	LME Lead Future (a)	Bank of America Merrill Lynch	December-17	435,750	17,019
11	LME Nickel Future (a)	Bank of America Merrill Lynch	December-17	692,307	(45,305)
17	LME Zinc Future (a)	Bank of America Merrill Lynch	December-17	1,345,550	28,266
22	Low Sulfur Gas Oil Future (a)	Bank of America Merrill Lynch	October-17	1,206,150	95,575
89	Mexican Peso Future	Bank of America Merrill Lynch	December-17	2,414,125	(50,135)
15	Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	December-17	1,483,800	8,880
60	Mini MSCI Emerging Market Index Future	Bank of America Merrill Lynch	December-17	3,267,900	(29,160)
67	MSCI Singapore Index Future	Bank of America Merrill Lynch	October-17	1,774,973	7,642
47	MSCI Taiwan Index Future	Bank of America Merrill Lynch	October-17	1,808,090	470
15	NASDAQ 100 E-Mini Future	Bank of America Merrill Lynch	December-17	1,794,750	(2,683)
20	New Zealand Dollar Future	Bank of America Merrill Lynch	December-17	1,442,400	(11,290)
22	Nikkei 225 (SGX) Index Future	Bank of America Merrill Lynch	December-17	1,989,117	63,046
14	NY Harbor ULSD Future (a)	Bank of America Merrill Lynch	November-17	1,064,280	(206)
36	OMXS30 Index Future	Bank of America Merrill Lynch	October-17	721,888	17,431
18	Palladium Future (a)	Bank of America Merrill Lynch	December-17	1,686,330	26,985
20	S&P 500 E-mini Future	Bank of America Merrill Lynch	December-17	2,516,000	29,842
12	S&P Mid 400 E-mini Future	Bank of America Merrill Lynch	December-17	2,154,840	49,780
12	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	December-17	1,762,987	22,493
94	SET50 Index Future	Bank of America Merrill Lynch	December-17	605,377	(1,916)
160	SGX Nifty 50 Index Future	Bank of America Merrill Lynch	October-17	3,136,960	(32,480)
112	Short-Term Euro-BTP Future	Bank of America Merrill Lynch	December-17	14,932,795	16,543
10	SPI 200 Index Future	Bank of America Merrill Lynch	December-17	1,111,850	(10,443)
41	STOXX Europe 600 Index Future	Bank of America Merrill Lynch	December-17	936,202	13,443
6	Swiss Franc Future	Bank of America Merrill Lynch	December-17	778,350	(7,125)
13	TOPIX Index Future	Bank of America Merrill Lynch	December-17	1,934,438	87,725
5	US 5 Year Note (CBT) Future	Bank of America Merrill Lynch	December-17	587,500	(4,758)
5	US 10 Year Note (CBT) Future	Bank of America Merrill Lynch	December-17	626,563	(7,891)
4	US 10 Year Ultra Note Future	Bank of America Merrill Lynch	December-17	537,313	(7,789)
3	US Long Bond (CBT) Future	Bank of America Merrill Lynch	December-17	458,438	(8,437)
2	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	December-17	330,250	(6,312)
19	WIG20 Index Future	Bank of America Merrill Lynch	December-17	257,265	(5,459)
2	WTI Crude Oil Future (a)	Bank of America Merrill Lynch	November-17	103,340	(550)
					$ (340,204)
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 172,596

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
10/3/2017	Barclays Bank PLC	9,130,161	BRL	$ 2,868,054	$ 2,885,233	$ 17,179
10/3/2017	Barclays Bank PLC	11,115	BRL	3,491	3,513	22
10/3/2017	Barclays Bank PLC	342,013	BRL	107,566	108,080	514
10/3/2017	Barclays Bank PLC	140,350	BRL	44,686	44,352	(334)
10/3/2017	Barclays Bank PLC	33,441	BRL	10,611	10,568	(43)
10/3/2017	Barclays Bank PLC	13,979	BRL	4,472	4,418	(54)
10/3/2017	Barclays Bank PLC	959,922	BRL	307,288	303,346	(3,942)
10/3/2017	Barclays Bank PLC	11,914	BRL	3,801	3,765	(36)
10/3/2017	Barclays Bank PLC	38,460	BRL	12,270	12,154	(116)
10/3/2017	Barclays Bank PLC	10,093	BRL	3,222	3,189	(33)
10/3/2017	Barclays Bank PLC	5,970	BRL	1,903	1,887	(16)
10/3/2017	Barclays Bank PLC	9,692,905	BRL	3,059,629	3,063,066	3,437
10/3/2017	Barclays Bank PLC	267,335	BRL	84,386	84,481	95
10/3/2017	Barclays Bank PLC	266,863	BRL	84,237	84,332	95
10/3/2017	Barclays Bank PLC	140,416	BRL	44,323	44,373	50
10/3/2017	Barclays Bank PLC	112,735	BRL	35,586	35,626	40
10/3/2017	Barclays Bank PLC	93,339	BRL	29,463	29,496	33
10/3/2017	Barclays Bank PLC	69,941	BRL	22,077	22,102	25
10/3/2017	Barclays Bank PLC	36,845	BRL	11,630	11,643	13
10/3/2017	Barclays Bank PLC	6,934	BRL	2,189	2,191	2
10/3/2017	Barclays Bank PLC	6,157	BRL	1,944	1,946	2
10/3/2017	Barclays Bank PLC	3,948	BRL	1,246	1,247	1
11/3/2017	Barclays Bank PLC	9,692,905	BRL	3,020,726	3,050,113	29,387
12/20/2017	Barclays Bank PLC	124,000	AUD	99,530	97,203	(2,327)
12/20/2017	Barclays Bank PLC	1,353,528,541	CLP	2,179,806	2,113,287	(66,519)
12/20/2017	Barclays Bank PLC	6,049,265	CLP	9,706	9,445	(261)
12/20/2017	Barclays Bank PLC	126,766,924	CLP	202,335	197,923	(4,412)
12/20/2017	Barclays Bank PLC	1,386,695	CLP	2,211	2,165	(46)
12/20/2017	Barclays Bank PLC	2,762,744	CLP	4,392	4,314	(78)
12/20/2017	Barclays Bank PLC	90,287	CLP	144	141	(3)
12/20/2017	Barclays Bank PLC	1,148,125	CLP	1,837	1,793	(44)
12/20/2017	Barclays Bank PLC	2,201,536	CLP	3,499	3,437	(62)
12/20/2017	Barclays Bank PLC	39,427,080	CZK	1,838,381	1,803,813	(34,568)
12/20/2017	Barclays Bank PLC	3,750,548	CZK	172,847	171,590	(1,257)
12/20/2017	Barclays Bank PLC	51,892	CZK	2,400	2,374	(26)
12/20/2017	Barclays Bank PLC	193,917	CZK	8,890	8,872	(18)
12/20/2017	Barclays Bank PLC	44,132	CZK	2,042	2,019	(23)
12/20/2017	Barclays Bank PLC	43,797	CZK	2,009	2,004	(5)
12/20/2017	Barclays Bank PLC	150,832	CZK	6,865	6,901	36
12/20/2017	Barclays Bank PLC	133,000	EUR	160,388	157,969	(2,419)
12/20/2017	Barclays Bank PLC	74,000	EUR	89,106	87,893	(1,213)
12/20/2017	Barclays Bank PLC	73,000	EUR	87,557	86,705	(852)
12/20/2017	Barclays Bank PLC	60,000	GBP	79,367	80,707	1,340
12/20/2017	Barclays Bank PLC	82,000	GBP	109,452	110,299	847
12/20/2017	Barclays Bank PLC	79,000	GBP	106,132	106,264	132
12/20/2017	Barclays Bank PLC	85,000	GBP	115,668	114,335	(1,333)
12/20/2017	Barclays Bank PLC	522,335	HKD	67,000	67,013	13
12/20/2017	Barclays Bank PLC	510,351,290	HUF	2,019,473	1,950,155	(69,318)
12/20/2017	Barclays Bank PLC	48,210,946	HUF	188,264	184,224	(4,040)
12/20/2017	Barclays Bank PLC	463,604	HUF	1,813	1,772	(41)
12/20/2017	Barclays Bank PLC	2,033,735	HUF	7,881	7,771	(110)
12/20/2017	Barclays Bank PLC	504,245	HUF	1,972	1,927	(45)
12/20/2017	Barclays Bank PLC	3,659,691	HUF	14,081	13,984	(97)
12/20/2017	Barclays Bank PLC	535,067	HUF	2,056	2,045	(11)
12/20/2017	Barclays Bank PLC	731,807	HUF	2,789	2,796	7
12/20/2017	Barclays Bank PLC	699,694	HUF	2,661	2,674	13
12/20/2017	Barclays Bank PLC	696,484	HUF	2,657	2,661	4
12/20/2017	Barclays Bank PLC	8,867,224	ILS	2,535,241	2,517,669	(17,572)
12/20/2017	Barclays Bank PLC	813,209	ILS	230,635	230,894	259
12/20/2017	Barclays Bank PLC	14,195	ILS	4,028	4,030	2
12/20/2017	Barclays Bank PLC	14,252	ILS	4,044	4,047	3
12/20/2017	Barclays Bank PLC	12,798	ILS	3,651	3,634	(17)
12/20/2017	Barclays Bank PLC	6,533	ILS	1,868	1,855	(13)
12/20/2017	Barclays Bank PLC	35,484	ILS	10,092	10,075	(17)
12/20/2017	Barclays Bank PLC	4,918	ILS	1,393	1,396	3
12/20/2017	Barclays Bank PLC	7,090	ILS	2,014	2,013	(1)
12/20/2017	Barclays Bank PLC	47,743	ILS	13,589	13,556	(33)
12/20/2017	Barclays Bank PLC	734,179,117	INR	11,385,800	11,132,809	(252,991)
12/20/2017	Barclays Bank PLC	67,025,478	INR	1,037,771	1,016,348	(21,423)
12/20/2017	Barclays Bank PLC	2,296,122	INR	35,514	34,817	(697)
12/20/2017	Barclays Bank PLC	3,302,285	INR	51,066	50,075	(991)
12/20/2017	Barclays Bank PLC	760,942	INR	11,727	11,539	(188)
12/20/2017	Barclays Bank PLC	1,382,173	INR	21,226	20,959	(267)
12/20/2017	Barclays Bank PLC	2,092,447	INR	31,833	31,729	(104)
12/20/2017	Barclays Bank PLC	954,519	INR	14,598	14,474	(124)
12/20/2017	Barclays Bank PLC	3,028,297	INR	45,955	45,920	(35)
12/20/2017	Barclays Bank PLC	1,280,783	INR	19,346	19,421	75
12/20/2017	Barclays Bank PLC	224,505	INR	3,378	3,404	26
12/20/2017	Barclays Bank PLC	778,015	INR	11,794	11,798	4
12/20/2017	Barclays Bank PLC	15,462,339	JPY	142,611	137,938	(4,673)
12/20/2017	Barclays Bank PLC	3,562,501,022	KRW	3,157,882	3,113,858	(44,024)
12/20/2017	Barclays Bank PLC	324,242,498	KRW	287,569	283,409	(4,160)
12/20/2017	Barclays Bank PLC	7,339,872	KRW	6,519	6,416	(103)
12/20/2017	Barclays Bank PLC	20,661,301	KRW	18,253	18,059	(194)
12/20/2017	Barclays Bank PLC	23,588,678	KRW	20,848	20,618	(230)
12/20/2017	Barclays Bank PLC	228,060,484	KRW	202,688	199,340	(3,348)
12/20/2017	Barclays Bank PLC	139,430,782	KRW	123,955	121,872	(2,083)
12/20/2017	Barclays Bank PLC	59,394,814	KRW	52,683	51,915	(768)
12/20/2017	Barclays Bank PLC	386,400,269	KRW	342,432	337,739	(4,693)
12/20/2017	Barclays Bank PLC	230,668,675	KRW	204,278	201,619	(2,659)
12/20/2017	Barclays Bank PLC	230,597,178	KRW	204,278	201,557	(2,721)
12/20/2017	Barclays Bank PLC	230,589,006	KRW	204,278	201,550	(2,728)
12/20/2017	Barclays Bank PLC	19,387,649	KRW	17,198	16,946	(252)
12/20/2017	Barclays Bank PLC	12,549,666	KRW	11,090	10,969	(121)
12/20/2017	Barclays Bank PLC	26,807,853	KRW	23,623	23,432	(191)
12/20/2017	Barclays Bank PLC	19,045,834	NOK	2,471,541	2,397,235	(74,306)
12/20/2017	Barclays Bank PLC	1,754,666	NOK	223,521	220,854	(2,667)
12/20/2017	Barclays Bank PLC	38,439	NOK	4,905	4,838	(67)
12/20/2017	Barclays Bank PLC	48,237	NOK	6,121	6,071	(50)
12/20/2017	Barclays Bank PLC	5,688	NOK	732	716	(16)
12/20/2017	Barclays Bank PLC	151,342	NOK	19,411	19,049	(362)
12/20/2017	Barclays Bank PLC	28,712	NOK	3,680	3,614	(66)
12/20/2017	Barclays Bank PLC	56,227	NOK	7,164	7,077	(87)
12/20/2017	Barclays Bank PLC	10,923	NOK	1,374	1,375	1
12/20/2017	Barclays Bank PLC	33,192	NOK	4,180	4,178	(2)
12/20/2017	Barclays Bank PLC	1,414,969	PHP	27,586	27,732	146
12/20/2017	Barclays Bank PLC	58,066	PHP	1,130	1,138	8
12/20/2017	Barclays Bank PLC	185,963	PHP	3,634	3,645	11
12/20/2017	Barclays Bank PLC	1,625,878	PHP	31,974	31,866	(108)
12/20/2017	Barclays Bank PLC	7,599,060	PLN	2,149,238	2,085,908	(63,330)
12/20/2017	Barclays Bank PLC	713,573	PLN	200,288	195,873	(4,415)
12/20/2017	Barclays Bank PLC	8,027	PLN	2,248	2,203	(45)
12/20/2017	Barclays Bank PLC	38,371	PLN	10,657	10,533	(124)
12/20/2017	Barclays Bank PLC	11,983	PLN	3,367	3,289	(78)
12/20/2017	Barclays Bank PLC	71,146	PLN	19,753	19,529	(224)
12/20/2017	Barclays Bank PLC	11,695	PLN	3,257	3,210	(47)
12/20/2017	Barclays Bank PLC	20,717	PLN	5,708	5,687	(21)
12/20/2017	Barclays Bank PLC	118,062,358	RUB	2,032,978	2,021,444	(11,534)
12/20/2017	Barclays Bank PLC	11,152,001	RUB	191,079	190,943	(136)
12/20/2017	Barclays Bank PLC	233,297	RUB	3,970	3,994	24
12/20/2017	Barclays Bank PLC	537,224	RUB	9,170	9,198	28
12/20/2017	Barclays Bank PLC	685,618	RUB	11,738	11,739	1
12/20/2017	Barclays Bank PLC	111,643	RUB	1,898	1,912	14
12/20/2017	Barclays Bank PLC	613,651	RUB	10,415	10,507	92
12/20/2017	Barclays Bank PLC	48,801	RUB	839	836	(3)
12/20/2017	Barclays Bank PLC	118,587	RUB	2,032	2,030	(2)
12/20/2017	Barclays Bank PLC	424,513	RUB	7,205	7,268	63
12/20/2017	Barclays Bank PLC	332,941	RUB	5,652	5,701	49
12/20/2017	Barclays Bank PLC	285,372	RUB	4,875	4,886	11
12/20/2017	Barclays Bank PLC	21,064,545	SEK	2,648,328	2,593,542	(54,786)
12/20/2017	Barclays Bank PLC	444,643	SEK	55,957	54,746	(1,211)
12/20/2017	Barclays Bank PLC	1,954,343	SEK	246,487	240,626	(5,861)
12/20/2017	Barclays Bank PLC	46,870	SEK	5,909	5,771	(138)
12/20/2017	Barclays Bank PLC	101,764	SEK	12,768	12,530	(238)
12/20/2017	Barclays Bank PLC	8,142	SEK	1,030	1,002	(28)
12/20/2017	Barclays Bank PLC	156,900	SEK	19,732	19,318	(414)
12/20/2017	Barclays Bank PLC	22,552	SEK	2,824	2,777	(47)
12/20/2017	Barclays Bank PLC	4,003,118	SGD	2,996,330	2,950,628	(45,702)
12/20/2017	Barclays Bank PLC	860,576	SGD	640,184	634,316	(5,868)
12/20/2017	Barclays Bank PLC	36,766	SGD	27,354	27,099	(255)
12/20/2017	Barclays Bank PLC	529,210	SGD	393,811	390,071	(3,740)
12/20/2017	Barclays Bank PLC	10,407	SGD	7,743	7,671	(72)
12/20/2017	Barclays Bank PLC	20,570	SGD	15,291	15,162	(129)
12/20/2017	Barclays Bank PLC	177,573	SGD	132,098	130,886	(1,212)
12/20/2017	Barclays Bank PLC	33,165	SGD	24,667	24,445	(222)
12/20/2017	Barclays Bank PLC	27,129	SGD	20,099	19,996	(103)
12/20/2017	Barclays Bank PLC	344,160	SGD	255,423	253,674	(1,749)
12/20/2017	Barclays Bank PLC	2,369	SGD	1,761	1,746	(15)
12/20/2017	Barclays Bank PLC	9,220	SGD	6,833	6,796	(37)
12/20/2017	Barclays Bank PLC	39,826	SGD	29,396	29,355	(41)
12/20/2017	Barclays Bank PLC	11,585	SGD	8,510	8,539	29
12/20/2017	Barclays Bank PLC	7,671	SGD	5,651	5,654	3
12/20/2017	Barclays Bank PLC	5,413,399	TRY	1,552,320	1,486,310	(66,010)
12/20/2017	Barclays Bank PLC	377,490	TRY	108,239	103,644	(4,595)
12/20/2017	Barclays Bank PLC	830,032	TRY	235,233	227,895	(7,338)
12/20/2017	Barclays Bank PLC	10,213	TRY	2,885	2,804	(81)
12/20/2017	Barclays Bank PLC	25,478	TRY	7,177	6,995	(182)
12/20/2017	Barclays Bank PLC	3,230	TRY	915	887	(28)
12/20/2017	Barclays Bank PLC	57,416	TRY	15,952	15,764	(188)
12/20/2017	Barclays Bank PLC	5,333	TRY	1,478	1,464	(14)
12/20/2017	Barclays Bank PLC	21,750	TRY	5,949	5,972	23
12/20/2017	Barclays Bank PLC	13,256	TRY	3,645	3,640	(5)
12/20/2017	Barclays Bank PLC	155,515,086	TWD	5,237,521	5,149,740	(87,781)
12/20/2017	Barclays Bank PLC	13,950,048	TWD	468,080	461,943	(6,137)
12/20/2017	Barclays Bank PLC	173,744	TWD	5,810	5,753	(57)
12/20/2017	Barclays Bank PLC	378,591	TWD	12,681	12,537	(144)
12/20/2017	Barclays Bank PLC	38,856	TWD	1,300	1,287	(13)
12/20/2017	Barclays Bank PLC	50,035	TWD	1,668	1,657	(11)
12/20/2017	Barclays Bank PLC	217,740	TWD	7,249	7,210	(39)
12/20/2017	Barclays Bank PLC	252,984	TWD	8,384	8,377	(7)
12/20/2017	Barclays Bank PLC	654,269	TWD	21,577	21,665	88
12/20/2017	Barclays Bank PLC	414,382	TWD	13,698	13,722	24
12/20/2017	Barclays Bank PLC	22,992,981	ZAR	1,766,012	1,680,521	(85,491)
12/20/2017	Barclays Bank PLC	1,376,727	ZAR	105,742	100,623	(5,119)
12/20/2017	Barclays Bank PLC	146,424	ZAR	11,247	10,702	(545)
12/20/2017	Barclays Bank PLC	2,236,296	ZAR	170,171	163,447	(6,724)
12/20/2017	Barclays Bank PLC	62,711	ZAR	4,709	4,583	(126)
12/20/2017	Barclays Bank PLC	17,229	ZAR	1,292	1,259	(33)
12/20/2017	Barclays Bank PLC	52,622	ZAR	3,933	3,846	(87)
12/20/2017	Barclays Bank PLC	48,034	ZAR	3,575	3,511	(64)
12/20/2017	Barclays Bank PLC	84,239	ZAR	6,233	6,157	(76)
12/20/2017	Barclays Bank PLC	13,065	ZAR	977	955	(22)
12/20/2017	Barclays Bank PLC	6,231	ZAR	455	455	-
12/21/2017	Barclays Bank PLC	2,322,068	KRW	2,054	2,030	(24)
12/21/2017	Barclays Bank PLC	327,239,607	KRW	289,903	286,034	(3,869)
						$ (1,061,217)

To Sell:
10/3/2017	Barclays Bank PLC	6,934	BRL	2,197	2,191	6
10/3/2017	Barclays Bank PLC	112,735	BRL	36,006	35,626	380
10/3/2017	Barclays Bank PLC	6,157	BRL	1,989	1,946	43
10/3/2017	Barclays Bank PLC	36,845	BRL	11,899	11,644	255
10/3/2017	Barclays Bank PLC	93,339	BRL	29,638	29,496	142
10/3/2017	Barclays Bank PLC	267,335	BRL	85,506	84,481	1,025
10/3/2017	Barclays Bank PLC	69,941	BRL	22,386	22,102	284
10/3/2017	Barclays Bank PLC	3,948	BRL	1,260	1,248	12
10/3/2017	Barclays Bank PLC	266,863	BRL	85,129	84,332	797
10/3/2017	Barclays Bank PLC	140,416	BRL	44,380	44,373	7
10/3/2017	Barclays Bank PLC	9,692,905	BRL	3,033,014	3,063,067	(30,053)
10/3/2017	Barclays Bank PLC	5,970	BRL	1,885	1,887	(2)
10/3/2017	Barclays Bank PLC	10,093	BRL	3,186	3,190	(4)
10/3/2017	Barclays Bank PLC	11,115	BRL	3,509	3,513	(4)
10/3/2017	Barclays Bank PLC	11,914	BRL	3,761	3,765	(4)
10/3/2017	Barclays Bank PLC	13,979	BRL	4,413	4,418	(5)
10/3/2017	Barclays Bank PLC	33,441	BRL	10,556	10,568	(12)
10/3/2017	Barclays Bank PLC	38,460	BRL	12,140	12,154	(14)
10/3/2017	Barclays Bank PLC	140,350	BRL	44,302	44,352	(50)
10/3/2017	Barclays Bank PLC	342,013	BRL	107,959	108,080	(121)
10/3/2017	Barclays Bank PLC	959,922	BRL	303,006	303,346	(340)
10/3/2017	Barclays Bank PLC	9,130,161	BRL	2,881,995	2,885,233	(3,238)
11/3/2017	Barclays Bank PLC	353,331	BRL	110,081	111,184	(1,103)
11/3/2017	Barclays Bank PLC	357,436	BRL	111,559	112,476	(917)
12/20/2017	Barclays Bank PLC	53,901	CAD	44,499	43,121	1,378
12/20/2017	Barclays Bank PLC	86,341	CAD	71,000	69,074	1,926
12/20/2017	Barclays Bank PLC	86,290	CAD	69,000	69,033	(33)
12/20/2017	Barclays Bank PLC	5,631,123	CLP	9,121	8,792	329
12/20/2017	Barclays Bank PLC	4,722,876	CLP	7,628	7,374	254
12/20/2017	Barclays Bank PLC	1,188,131	CLP	1,908	1,855	53
12/20/2017	Barclays Bank PLC	5,887,199	CLP	9,439	9,192	247
12/20/2017	Barclays Bank PLC	243,300	CLP	389	380	9
12/20/2017	Barclays Bank PLC	5,868,420	CLP	9,267	9,162	105
12/20/2017	Barclays Bank PLC	18,305,043	CLP	28,553	28,580	(27)
12/20/2017	Barclays Bank PLC	22,844,280	CLP	35,773	35,667	106
12/20/2017	Barclays Bank PLC	16,727,585	CLP	26,234	26,117	117
12/20/2017	Barclays Bank PLC	88,207	CZK	4,111	4,036	75
12/20/2017	Barclays Bank PLC	164,291	CZK	7,626	7,516	110
12/20/2017	Barclays Bank PLC	17,476	CZK	806	800	6
12/20/2017	Barclays Bank PLC	55,518	CZK	2,561	2,540	21
12/20/2017	Barclays Bank PLC	115,935	CZK	5,349	5,304	45
12/20/2017	Barclays Bank PLC	92,083	CZK	4,221	4,213	8
12/20/2017	Barclays Bank PLC	55,731	CZK	2,576	2,550	26
12/20/2017	Barclays Bank PLC	53,166	CZK	2,408	2,432	(24)
12/20/2017	Barclays Bank PLC	97,000	EUR	116,429	115,211	1,218
12/20/2017	Barclays Bank PLC	68,000	EUR	80,935	80,767	168
12/20/2017	Barclays Bank PLC	78,000	GBP	103,376	104,919	(1,543)
12/20/2017	Barclays Bank PLC	47,000	GBP	63,788	63,220	568
12/20/2017	Barclays Bank PLC	2,434,835	HKD	312,473	312,379	94
12/20/2017	Barclays Bank PLC	1,244,593	HUF	4,922	4,756	166
12/20/2017	Barclays Bank PLC	2,439,360	HUF	9,596	9,321	275
12/20/2017	Barclays Bank PLC	373,016	HUF	1,450	1,425	25
12/20/2017	Barclays Bank PLC	786,095	HUF	3,049	3,004	45
12/20/2017	Barclays Bank PLC	1,531,896	HUF	5,946	5,854	92
12/20/2017	Barclays Bank PLC	1,829,276	HUF	7,110	6,990	120
12/20/2017	Barclays Bank PLC	1,815,887	HUF	6,875	6,939	(64)
12/20/2017	Barclays Bank PLC	53,990,371	HUF	204,308	206,308	(2,000)
12/20/2017	Barclays Bank PLC	3,898	ILS	1,114	1,107	7
12/20/2017	Barclays Bank PLC	34,007	ILS	9,693	9,656	37
12/20/2017	Barclays Bank PLC	21,651	ILS	6,163	6,147	16
12/20/2017	Barclays Bank PLC	23,350	ILS	6,663	6,630	33
12/20/2017	Barclays Bank PLC	14,904	ILS	4,278	4,232	46
12/20/2017	Barclays Bank PLC	2,330,513	INR	36,146	35,339	807
12/20/2017	Barclays Bank PLC	2,662,699	INR	41,286	40,376	910
12/20/2017	Barclays Bank PLC	1,032,159	INR	15,973	15,651	322
12/20/2017	Barclays Bank PLC	1,915,971	INR	29,659	29,053	606
12/20/2017	Barclays Bank PLC	2,419,958	INR	37,386	36,695	691
12/20/2017	Barclays Bank PLC	6,789,318	JPY	61,000	60,567	433
12/20/2017	Barclays Bank PLC	1,067,943,020	KRW	946,649	933,452	13,197
12/20/2017	Barclays Bank PLC	3,937,480	KRW	3,460	3,442	18
12/20/2017	Barclays Bank PLC	18,561,920	KRW	16,447	16,224	223
12/20/2017	Barclays Bank PLC	154,147,985	KRW	135,341	134,735	606
12/20/2017	Barclays Bank PLC	231,219,563	KRW	203,070	202,101	969
12/20/2017	Barclays Bank PLC	117,367,040	KRW	102,377	102,586	(209)
12/20/2017	Barclays Bank PLC	235,159,716	KRW	205,043	205,545	(502)
12/20/2017	Barclays Bank PLC	235,212,124	KRW	205,044	205,591	(547)
12/20/2017	Barclays Bank PLC	165,901,378	KRW	144,949	145,009	(60)
12/20/2017	Barclays Bank PLC	236,184,451	KRW	206,226	206,441	(215)
12/20/2017	Barclays Bank PLC	236,194,762	KRW	206,226	206,450	(224)
12/20/2017	Barclays Bank PLC	236,122,583	KRW	206,226	206,386	(160)
12/20/2017	Barclays Bank PLC	236,099,898	KRW	206,226	206,367	(141)
12/20/2017	Barclays Bank PLC	26,717	NOK	3,471	3,363	108
12/20/2017	Barclays Bank PLC	78,316	NOK	10,081	9,857	224
12/20/2017	Barclays Bank PLC	4,903	NOK	625	617	8
12/20/2017	Barclays Bank PLC	16,211	NOK	2,074	2,040	34
12/20/2017	Barclays Bank PLC	16,365	NOK	2,102	2,060	42
12/20/2017	Barclays Bank PLC	36,453	NOK	4,691	4,588	103
12/20/2017	Barclays Bank PLC	6,966	NOK	879	877	2
12/20/2017	Barclays Bank PLC	160,522,691	PHP	3,125,198	3,146,120	(20,922)
12/20/2017	Barclays Bank PLC	15,135,305	PHP	294,702	296,640	(1,938)
12/20/2017	Barclays Bank PLC	1,259,037	PHP	24,399	24,676	(277)
12/20/2017	Barclays Bank PLC	1,772,096	PHP	34,319	34,732	(413)
12/20/2017	Barclays Bank PLC	92,524	PHP	1,802	1,813	(11)
12/20/2017	Barclays Bank PLC	728,173	PHP	14,248	14,272	(24)
12/20/2017	Barclays Bank PLC	1,127,324	PHP	21,920	22,095	(175)
12/20/2017	Barclays Bank PLC	15,784	PLN	4,480	4,333	147
12/20/2017	Barclays Bank PLC	39,349	PLN	11,126	10,801	325
12/20/2017	Barclays Bank PLC	11,462	PLN	3,208	3,146	62
12/20/2017	Barclays Bank PLC	13,590	PLN	3,791	3,730	61
12/20/2017	Barclays Bank PLC	14,363	PLN	4,010	3,943	67
12/20/2017	Barclays Bank PLC	7,311	PLN	2,052	2,007	45
12/20/2017	Barclays Bank PLC	35,152	PLN	9,593	9,649	(56)
12/20/2017	Barclays Bank PLC	747,949	PLN	204,098	205,308	(1,210)
12/20/2017	Barclays Bank PLC	249,428	PLN	68,148	68,467	(319)
12/20/2017	Barclays Bank PLC	24,104	PLN	6,599	6,616	(17)
12/20/2017	Barclays Bank PLC	144,976	RUB	2,494	2,482	12
12/20/2017	Barclays Bank PLC	336,691	RUB	5,746	5,765	(19)
12/20/2017	Barclays Bank PLC	270,596	RUB	4,583	4,633	(50)
12/20/2017	Barclays Bank PLC	336,307	RUB	5,761	5,758	3
12/20/2017	Barclays Bank PLC	65,236	SEK	8,305	8,032	273
12/20/2017	Barclays Bank PLC	129,356	SEK	16,344	15,927	417
12/20/2017	Barclays Bank PLC	24,362	SEK	3,074	3,000	74
12/20/2017	Barclays Bank PLC	54,605	SEK	6,894	6,723	171
12/20/2017	Barclays Bank PLC	47,219	SEK	5,971	5,814	157
12/20/2017	Barclays Bank PLC	41,051	SEK	5,179	5,054	125
12/20/2017	Barclays Bank PLC	588,707	SEK	73,164	72,484	680
12/20/2017	Barclays Bank PLC	786,636	SEK	96,875	96,853	22
12/20/2017	Barclays Bank PLC	1,660,579	SEK	204,558	204,456	102
12/20/2017	Barclays Bank PLC	5,149	SEK	635	634	1
12/20/2017	Barclays Bank PLC	33,373	SEK	4,107	4,109	(2)
12/20/2017	Barclays Bank PLC	79,301	SGD	59,357	58,452	905
12/20/2017	Barclays Bank PLC	14,613	SGD	10,858	10,771	87
12/20/2017	Barclays Bank PLC	15,274	TRY	4,298	4,194	104
12/20/2017	Barclays Bank PLC	4,584	TRY	1,280	1,259	21
12/20/2017	Barclays Bank PLC	1,843	TRY	517	506	11
12/20/2017	Barclays Bank PLC	9,912	TRY	2,769	2,721	48
12/20/2017	Barclays Bank PLC	751,898	TRY	207,538	206,442	1,096
12/20/2017	Barclays Bank PLC	5,579	TRY	1,525	1,532	(7)
12/20/2017	Barclays Bank PLC	924,980	TWD	31,062	30,630	432
12/20/2017	Barclays Bank PLC	228,362	TWD	7,658	7,562	96
12/20/2017	Barclays Bank PLC	932,340	TWD	27,907	27,562	345
12/20/2017	Barclays Bank PLC	614,593	TWD	20,529	20,352	177
12/20/2017	Barclays Bank PLC	267,816	TWD	8,910	8,868	42
12/20/2017	Barclays Bank PLC	720,537	TWD	24,043	23,860	183
12/20/2017	Barclays Bank PLC	50,904	ZAR	3,890	3,720	170
12/20/2017	Barclays Bank PLC	46,116	ZAR	3,440	3,371	69
12/20/2017	Barclays Bank PLC	30,818	ZAR	2,283	2,252	31
12/20/2017	Barclays Bank PLC	1,091,281	ZAR	80,766	79,760	1,006
12/20/2017	Barclays Bank PLC	1,191,817	ZAR	86,418	87,108	(690)
12/20/2017	Barclays Bank PLC	1,241,255	ZAR	90,683	90,721	(38)
12/21/2017	Barclays Bank PLC	5,319,177	KRW	4,724	4,649	75
12/21/2017	Barclays Bank PLC	324,242,498	KRW	287,574	283,414	4,160
						$ (26,003)
					Net unrealized depreciation on forward foreign currency contracts	$ (1,087,220)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares				Value
	INVESTMENTS - 75.1%
	EXCHANGE TRADED FUNDS - 4.5%
	DEBT FUNDS - 4.5%
7,615	Consumer Discretionary Select Sector SPDR Fund			$ 685,959
14,316	Consumer Staples Select Sector SPDR Fund			772,778
7,824	Energy Select Sector SPDR Fund			535,788
9,103	Financial Select Sector SPDR Fund			235,404
7,029	Health Care Select Sector SPDR Fund			574,480
17,481	Industrial Select Sector SPDR Fund			1,241,151
23,843	iShares iBoxx $ Investment Grade Corporate Bond ETF			2,890,487
661	Materials Select Sector SPDR Fund			37,545
257	Technology Select Sector SPDR Fund			15,189
17,330	Utilities Select Sector SPDR Fund			919,356
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,884,589)			7,908,137

Principal
Amount ($)		Yield (b)	Maturity
	SHORT-TERM INVESTMENTS - 70.6%
	CERTIFICATES OF DEPOSIT - 5.4%
$ 3,600,000	Banco del Estado de Chile	1.2300	10/6/2017	3,600,000
3,600,000	Sumitomo Mitsui Trust Bank Corp.	1.2000	10/13/2017	3,600,000
2,400,000	Sumitomo Mitsui Trust Bank Ltd.	1.1800	10/11/2017	2,400,000
				9,600,000
	COMMERCIAL PAPER - 19.1%
3,600,000	Automatic Data Processing, Inc.	1.1433	10/4/2017	3,599,886
3,600,000	Bank of Montreal-Chicago	1.2042	10/6/2017	3,599,400
3,500,000	Bridgestone Americas, Inc.	1.1233	10/6/2017	3,499,894
2,400,000	Bridgestone Americas, Inc.	1.0930	10/2/2017	2,399,627
3,630,000	Canadian Imperial Holdings, Inc.	1.1639	10/6/2017	3,629,415
1,200,000	DCAT, LLC	1.2643	10/2/2017	1,199,958
2,400,000	Honeywell International	1.0832	10/10/2017	2,399,352
3,640,000	Metlife Short Term Funding LLC	1.1337	10/18/2017	3,638,058
5,900,000	Victory Receivables Corp. #	1.0729	10/2/2017	5,899,825
3,800,000	Wal-Mart Stores, Inc.	1.1136	10/17/2017	3,798,125
				33,663,540
	DISCOUNT AGENCY NOTES - 46.1%
35,000,000	Federal Farm Credit Discount Notes	1.0500	10/2/2017	34,999,319
14,586,000	Federal Home Loan Bank Discount Notes	-	10/2/2017	14,585,672
10,000,000	Federal Home Loan Bank Discount Notes	0.5400	10/4/2017	9,999,121
3,000,000	Federal Home Loan Bank Discount Notes	0.9120	10/25/2017	2,997,940
3,000,000	Federal Home Loan Bank Discount Notes	0.9210	10/27/2017	2,997,768
6,000,000	Federal Home Loan Bank Discount Notes	0.9580	11/15/2017	5,992,237
10,000,000	Federal Home Loan Bank Discount Notes	1.0620	1/8/2018	9,971,400
				81,543,457

	TOTAL SHORT-TERM INVESTMENTS (Cost - $124,806,997)			$ 124,806,997

	TOTAL INVESTMENTS - 75.1% (Cost - $132,691,587) (c)			$ 132,715,134
	OTHER ASSETS LESS LIABILITIES - 24.9%			44,056,099
	TOTAL NET ASSETS - 100.0%			$ 176,771,233

#	Securities are restricted to resale.
(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,094,136 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 132,760
			Unrealized Depreciation:	(450,989)
			Net Unrealized Appreciation:	$ (318,229)

	SHORT FUTURES CONTRACTS
Contracts	Issue	Counterparty	Expiration	Notional Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
23	3MO Euro EURIBOR	Bank of America Merrill Lynch	September-18	$ 6,814,985	$ (16)
5	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-19	1,476,863	(154)
3	3MO Euro EURIBOR	Bank of America Merrill Lynch	June-20	884,877	29
1	3MO EuroYen TFX	Bank of America Merrill Lynch	December-17	221,972	45
18	90-Day Bank Bill	Bank of America Merrill Lynch	March-18	14,059,227	18
1	90-Day Bank Bill	Bank of America Merrill Lynch	December-18	780,493	(77)
35	90-Day Euro$ Future	Bank of America Merrill Lynch	December-17	8,620,500	4,813
105	90-Day Euro$ Future	Bank of America Merrill Lynch	September-18	25,782,750	12,625
109	90-Day Euro$ Future	Bank of America Merrill Lynch	December-18	26,741,788	43,300
20	90-Day Euro$ Future	Bank of America Merrill Lynch	December-19	4,897,250	4,475
3	90-Day Euro$ Future	Bank of America Merrill Lynch	December-20	733,500	413
2	90-Day Euro$ Future	Bank of America Merrill Lynch	December-21	488,225	600
86	90-Day Sterling Future	Bank of America Merrill Lynch	June-18	14,301,594	2,394
8	90-Day Sterling Future	Bank of America Merrill Lynch	September-18	1,329,710	(3)
2	Amsterdam Indext Future	Bank of America Merrill Lynch	December-18	249,250	(4,145)
1	Australian Currency Future	Bank of America Merrill Lynch	September-17	79,900	1,150
42	Australian 10YR Bond Future	Bank of America Merrill Lynch	December-17	4,186,705	29,989
3	Australian 3YR Bond Future	Bank of America Merrill Lynch	September-17	262,097	801
170	Australian 3YR Bond Future	Bank of America Merrill Lynch	December-17	14,811,048	47,938
19	Bank Acceptance Future	Bank of America Merrill Lynch	March-18	3,729,281	(2,789)
32	Bank Acceptance Future	Bank of America Merrill Lynch	September-18	6,269,380	21,012
1	Canadian Dollar Future	Bank of America Merrill Lynch	September-17	81,365	1,215
1	CAC40 10 Euro Future	Bank of America Merrill Lynch	September-17	61,583	165
6	CAC40 10 Euro Future	Bank of America Merrill Lynch	October-17	377,819	(6,282)
126	Canadian 10YR Bond Future	Bank of America Merrill Lynch	December-17	13,631,152	242,736
1	Canadian 10YR Bond Future (a)	Bank of America Merrill Lynch	December-17	108,184	1,431
4	Canola Future (WCE) (a)	Bank of America Merrill Lynch	November-17	31,497	(50)
1	CBOE Volatility Index Future	Bank of America Merrill Lynch	September-17	10,825	2,075
124	CBOE Volatility Index Future	Bank of America Merrill Lynch	October-17	1,447,700	83,805
50	CBOE Volatility Index Future	Bank of America Merrill Lynch	November-17	651,250	15,150
53	CBOE Volatility Index Future	Bank of America Merrill Lynch	December-17	719,475	16,045
31	CBOE Volatility Index Future	Bank of America Merrill Lynch	January-18	458,025	7,415
12	CBOE Volatility Index Future	Bank of America Merrill Lynch	February-18	182,700	1,510
2	CBOE Volatility Index Future	Bank of America Merrill Lynch	March-18	31,600	200
41	Cocoa Future (a)	Bank of America Merrill Lynch	December-17	837,630	(31,600)
2	Cocoa Future (a)	Bank of America Merrill Lynch	March-18	40,680	(890)
42	Cocoa ICE Future (a)	Bank of America Merrill Lynch	December-17	854,256	6,805
2	Cocoa ICE Future (a)	Bank of America Merrill Lynch	March-18	41,162	812
18	Coffee Robusta Future (a)	Bank of America Merrill Lynch	November-17	354,240	2,520
36	Coffee Future (a)	Bank of America Merrill Lynch	September-17	1,728,675	71,963
365	Corn Future (a)	Bank of America Merrill Lynch	December-17	6,483,313	129,725
22	Corn Future (a)	Bank of America Merrill Lynch	March-18	404,525	1,163
8	Corn Future (a)	Bank of America Merrill Lynch	May-18	150,500	(438)
14	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-17	479,150	(2,085)
1	Dax Mini Future	Bank of America Merrill Lynch	September-17	74,151	(99)
8	DJIA Mini e-CBOT	Bank of America Merrill Lynch	September-17	888,640	(17,345)
32	Dollar Index Future	Bank of America Merrill Lynch	December-17	2,972,256	(49,314)
9	Euro BUXL 30YR Bond	Bank of America Merrill Lynch	December-17	1,737,054	6,966
1	Euro CHF 3MO ICE	Bank of America Merrill Lynch	March-18	260,180	51
18	Euro CHF 3MO ICE	Bank of America Merrill Lynch	June-18	4,681,377	925
1	Euro STOXX 50 Future	Bank of America Merrill Lynch	September-17	41,671	(35)
42	Euro STOXX 50 Future	Bank of America Merrill Lynch	December-17	1,775,570	(30,311)
1	Euro BOBL Future	Bank of America Merrill Lynch	September-17	157,505	(95)
67	Euro BOBL Future	Bank of America Merrill Lynch	December-17	10,390,427	(226)
3	Euro BOBL Future (a)	Bank of America Merrill Lynch	December-17	465,243	2,400
55	Euro-Bond Future	Bank of America Merrill Lynch	December-17	10,469,032	37,734
1	Euro-Bond Future (a)	Bank of America Merrill Lynch	December-17	190,346	1,557
4	Euro BTP Future	Bank of America Merrill Lynch	December-17	638,199	(1,968)
2	Euro Bund Future	Bank of America Merrill Lynch	September-17	391,001	(889)
318	Euro SCHATZ Future	Bank of America Merrill Lynch	December-17	42,154,110	18,077
17	FTSE 100 Index Future	Bank of America Merrill Lynch	September-17	1,650,049	16,517
5	FTSE 100 Index Future	Bank of America Merrill Lynch	December-17	491,681	(1,637)
1	FTSE China A50 Future	Bank of America Merrill Lynch	September-17	11,938	128
11	FTSE China A50 Future	Bank of America Merrill Lynch	October-17	132,055	(165)
3	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	September-17	110,235	(1,797)
2	FTSE/MIB IDX Future	Bank of America Merrill Lynch	September-17	264,056	(6,750)
16	FTSE/MIB IDX Future	Bank of America Merrill Lynch	December-17	2,140,444	(47,803)
2	Hang Seng Index	Bank of America Merrill Lynch	September-17	352,760	787
1	Hang Seng Index	Bank of America Merrill Lynch	October-17	176,137	(13)
1	H-Shares Index	Bank of America Merrill Lynch	September-17	69,968	973
13	H-Shares Index	Bank of America Merrill Lynch	October-17	907,588	(1,504)
1	IBEX 35 Index	Bank of America Merrill Lynch	October-17	122,133	(627)
8	JPN 10YR Bond (OSE)	Bank of America Merrill Lynch	December-17	10,685,382	794
29	JPN YEN Currency Future	Bank of America Merrill Lynch	December-17	3,233,500	6,263
56	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	December-17	1,239,700	(21,100)
2	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	March-18	46,025	2,200
3	Lean Hogs (a)	Bank of America Merrill Lynch	December-17	71,940	(2,580)
2	Lean Hogs (a)	Bank of America Merrill Lynch	February-18	52,040	(370)
7	Long Gilt	Bank of America Merrill Lynch	December-17	1,163,426	(1,376)
2	Low Sulfur Gasoline (a)	Bank of America Merrill Lynch	October-17	109,650	(4,650)
17	Mexican Peso Future	Bank of America Merrill Lynch	December-17	461,125	7,205
3	Mill Wheat Euro (a)	Bank of America Merrill Lynch	December-17	29,437	(977)
7	Mill Wheat Euro (a)	Bank of America Merrill Lynch	March-18	70,755	(1,245)
2	Mill Wheat Euro (a)	Bank of America Merrill Lynch	May-18	20,629	(648)
1	Mini FTSE/MIB Future	Bank of America Merrill Lynch	September-17	26,406	(699)
30	Mini H-Shares Index Future	Bank of America Merrill Lynch	October-17	418,887	(504)
17	Mini MSCI Emerging Market Future	Bank of America Merrill Lynch	December-17	925,905	(10,085)
1	MSCI SING IX ETS	Bank of America Merrill Lynch	October-17	26,492	(125)
6	MSCI Taiwan Index	Bank of America Merrill Lynch	October-17	230,820	(220)
8	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	December-17	957,200	(8,900)
108	Natural Gas Future (a)	Bank of America Merrill Lynch	November-17	3,247,560	148,740
4	Natural Gas Future (a)	Bank of America Merrill Lynch	December-17	127,240	370
1	Natural Gas Future (a)	Bank of America Merrill Lynch	January-18	32,950	(190)
1	Natural Gas Future (a)	Bank of America Merrill Lynch	October-18	29,580	210
2	NIKKEI 225 (CME) (a)	Bank of America Merrill Lynch	December-17	203,850	(10,050)
1	NIKKEI 225 (SGX) (a)	Bank of America Merrill Lynch	December-17	90,414	(4,655)
22	NIKKEI 225 Mini (a)	Bank of America Merrill Lynch	December-17	397,921	(20,615)
78	OMXS30 Index Future	Bank of America Merrill Lynch	September-17	1,512,353	(15,108)
57	OMXS30 Index Future	Bank of America Merrill Lynch	October-17	1,142,989	(42,041)
1	Palladium Future (a)	Bank of America Merrill Lynch	December-17	93,685	(3,155)
7	Platinum Future (a)	Bank of America Merrill Lynch	January-18	320,425	3,620
4	Russell 2000 Mini Future	Bank of America Merrill Lynch	September-17	285,404	(6,129)
10	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	December-17	1,469,156	(66,874)
49	S&P 500 E-mini Future	Bank of America Merrill Lynch	September-17	6,116,425	(84,912)
108	S&P 500 E-mini Future	Bank of America Merrill Lynch	December-17	13,586,400	(107,135)
2	SGX Nifty 50 Index Future	Bank of America Merrill Lynch	October-17	39,212	442
10	Silver Future (a)	Bank of America Merrill Lynch	December-17	833,800	8,950
1	Silver Future (a)	Bank of America Merrill Lynch	March-18	83,855	1,020
65	Soybean Future (a)	Bank of America Merrill Lynch	November-17	3,146,813	(61,425)
5	Soybean Future (a)	Bank of America Merrill Lynch	January-18	244,625	187
1	Soybean Future (a)	Bank of America Merrill Lynch	March-18	49,388	(1,975)
39	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-17	1,231,620	(51,450)
1	Soybean Meal Future (a)	Bank of America Merrill Lynch	January-18	31,780	310
16	Soybean Oil Future (a)	Bank of America Merrill Lynch	December-17	315,072	2,538
1	Soybean Oil Future (a)	Bank of America Merrill Lynch	January-18	19,794	36
1	Soybean Oil Future (a)	Bank of America Merrill Lynch	March-18	19,938	48
8	SPI 200 Future	Bank of America Merrill Lynch	December-17	889,480	7,126
3	TOPIX Index Future	Bank of America Merrill Lynch	September-17	427,220	(536)
1	TOPIX Index Future	Bank of America Merrill Lynch	December-17	148,803	(7,773)
267	US 2YR Note (CBT) Future	Bank of America Merrill Lynch	December-17	57,592,735	72,016
13	US 5YR Note (CBT) Future	Bank of America Merrill Lynch	December-17	1,527,500	719
4	US 10YR Note (CBT) Future	Bank of America Merrill Lynch	December-17	537,313	813
12	US Long Bond (CBT)	Bank of America Merrill Lynch	December-17	1,833,750	7,781
1	US Ultra Bond (CBT)	Bank of America Merrill Lynch	December-17	165,125	(188)
1	VSTOXX Future	Bank of America Merrill Lynch	September-17	1,357	373
26	VSTOXX Future	Bank of America Merrill Lynch	October-17	42,878	6,254
1	VSTOXX Future (a)	Bank of America Merrill Lynch	October-17	1,649	366
25	VSTOXX Future	Bank of America Merrill Lynch	November-17	45,515	1,526
66	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	December-17	1,479,225	(19,712)
8	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	March-18	186,600	3,987
2	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	May-18	47,925	1,475
26	White Sugar (ICE) (a)	Bank of America Merrill Lynch	December-17	470,860	17,405
1	White Sugar (ICE) (a)	Bank of America Merrill Lynch	March-18	18,355	965
1	World Sugar #11 (a)	Bank of America Merrill Lynch	October-17	15,165	515
176	World Sugar #11 (a)	Bank of America Merrill Lynch	March-18	2,779,392	121,016
2	World Sugar #11 (a)	Bank of America Merrill Lynch	May-18	31,853	974
1	World Sugar #11 (a)	Bank of America Merrill Lynch	July-18	16,117	840
22	WTI Crude Future (a)	Bank of America Merrill Lynch	November-17	1,136,740	(49,610)
1	WTI Crude Future (a)	Bank of America Merrill Lynch	January-18	52,140	480
2	Yen Nikkei Future	Bank of America Merrill Lynch	December-17	180,784	(9,195)
					$ 442,702

56	3MO Euro EURIBOR	Bank of America Merrill Lynch	September-18	16,593,006	$ (222)
1	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-18	296,156	15
4	3MO Euro EURIBOR	Bank of America Merrill Lynch	June-19	1,182,318	490
2	3MO Euro EURIBOR	Bank of America Merrill Lynch	June-20	589,475	145
27	90-Day Bank Bill	Bank of America Merrill Lynch	June-18	21,083,665	(4,120)
1	90-Day Euro$ Future	Bank of America Merrill Lynch	September-18	245,550	(612)
3	90-Day Euro$ Future	Bank of America Merrill Lynch	September-20	733,875	(487)
2	90-Day Euro$ Future	Bank of America Merrill Lynch	September-21	488,475	(200)
5	90-Day Sterling Future	Bank of America Merrill Lynch	September-18	831,488	(1,934)
2	Amsterdam Index	Bank of America Merrill Lynch	September-17	249,250	(735)
23	Amsterdam Index	Bank of America Merrill Lynch	October-17	2,919,727	48,107
1	Australian Dollar Future	Bank of America Merrill Lynch	September-17	79,900	(330)
46	Australian Dollar Future	Bank of America Merrill Lynch	December-17	3,604,560	(77,050)
3	Australian 3YR Bond Future	Bank of America Merrill Lynch	September-17	262,097	(297)
33	Australian 10Y Bond Future	Bank of America Merrill Lynch	December-17	3,289,554	(43,650)
140	BIST National 30 Index	Bank of America Merrill Lynch	October-17	501,364	(41,983)
22	BP Currency Future	Bank of America Merrill Lynch	December-17	1,847,863	19,050
49	Brent Crude Future (a)	Bank of America Merrill Lynch	December-17	2,782,710	11,910
5	Brent Crude Future (a)	Bank of America Merrill Lynch	January-18	282,950	3,430
4	Brent Crude Future (a)	Bank of America Merrill Lynch	February-18	225,720	4,320
2	Brent Fin Last Day (a)	Bank of America Merrill Lynch	December-17	113,580	(2,480)
1	Canadian Dollar Future	Bank of America Merrill Lynch	September-17	81,365	(745)
52	Canadian Dollar Future	Bank of America Merrill Lynch	December-17	4,173,260	(89,180)
1	CAC40 10 Euro Future	Bank of America Merrill Lynch	September-17	61,583	1,066
58	CAC40 10 Euro Future	Bank of America Merrill Lynch	October-17	3,652,254	64,612
7	Canadian 10YR Bond Future	Bank of America Merrill Lynch	December-17	757,286	(2,535)
16	Canola (WCE) Future (a)	Bank of America Merrill Lynch	November-17	125,989	(3,469)
2	Cattle Feeder Future (a)	Bank of America Merrill Lynch	October-17	152,225	1,513
11	Cattle Feeder Future (a)	Bank of America Merrill Lynch	November-17	847,000	(15,075)
1	CBOE VIX Future	Bank of America Merrill Lynch	September-17	10,825	195
10	CBOE VIX Future (a)	Bank of America Merrill Lynch	October-17	116,750	(25,700)
2	CBOE VIX Future (a)	Bank of America Merrill Lynch	December-17	27,150	(2,850)
4	CBOE VIX Future (a)	Bank of America Merrill Lynch	January-18	59,100	(5,200)
1	CBOE VIX Future (a)	Bank of America Merrill Lynch	February-18	15,225	(975)
5	CHF Currency Future	Bank of America Merrill Lynch	December-17	648,625	(5,937)
2	Cocoa Future (a)	Bank of America Merrill Lynch	December-17	40,860	(10)
1	Coffee Future (a)	Bank of America Merrill Lynch	December-17	48,019	(1,369)
80	Copper Future (a)	Bank of America Merrill Lynch	December-17	5,910,000	(208,152)
2	Copper Future (a)	Bank of America Merrill Lynch	March-18	148,675	(5,587)
3	Corn Future (a)	Bank of America Merrill Lynch	December-17	53,288	(2,000)
3	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	November-17	47,904	595
5	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	December-17	79,781	(1,280)
3	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	January-18	47,869	(550)
2	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	February-18	31,936	(907)
1	DAX Index	Bank of America Merrill Lynch	September-17	74,151	1,303
16	DAX Index	Bank of America Merrill Lynch	December-17	6,051,919	115,566
8	DJIA Mini e-CBOT	Bank of America Merrill Lynch	September-17	888,640	16,480
82	DJIA Mini e-CBOT	Bank of America Merrill Lynch	December-17	9,161,860	159,270
5	Energy Select Sector Future	Bank of America Merrill Lynch	December-17	344,650	8,000
13	Euro FX Currency Future	Bank of America Merrill Lynch	December-17	1,927,981	(23,237)
1	Euro STOXX 50	Bank of America Merrill Lynch	September-17	41,671	909
105	Euro STOXX 50	Bank of America Merrill Lynch	December-17	4,438,925	79,089
1	Euro-BOBL Future	Bank of America Merrill Lynch	September-17	157,505	108
260	Euro-BOBL Future	Bank of America Merrill Lynch	December-17	40,321,062	(93,914)
88	Euro Bond Future	Bank of America Merrill Lynch	December-17	16,750,451	(60,749)
6	Euro BTP Future (a)	Bank of America Merrill Lynch	December-17	957,298	(17,355)
52	Euro BTP Future	Bank of America Merrill Lynch	December-17	8,296,586	(42,299)
2	Euro Bund Future	Bank of America Merrill Lynch	September-17	391,001	952
71	Euro OAT Future	Bank of America Merrill Lynch	December-17	13,021,863	(63,001)
171	Euro SCHATZ Future	Bank of America Merrill Lynch	December-17	22,667,776	(13,554)
1	Euro SCHATZ Future (a)	Bank of America Merrill Lynch	December-17	132,560	(65)
1	FCOJ-A Future (a)	Bank of America Merrill Lynch	November-17	22,253	1,762
17	FTSE 100 Index	Bank of America Merrill Lynch	September-17	1,650,049	(35,842)
70	FTSE 100 Index	Bank of America Merrill Lynch	December-17	6,883,540	45,882
1	FTSE CHINA A50	Bank of America Merrill Lynch	September-17	11,938	(27)
140	FTSE CHINA A50	Bank of America Merrill Lynch	October-17	1,680,700	855
12	FTSE KLCI Future	Bank of America Merrill Lynch	October-17	248,881	(675)
3	FTSE/JSE Top 40	Bank of America Merrill Lynch	September-17	110,235	(218)
60	FTSE/JSE Top 40	Bank of America Merrill Lynch	December-17	2,227,899	(13,023)
2	FTSE/MIB Index Future	Bank of America Merrill Lynch	September-17	264,056	1,921
25	FTSE/MIB Index Future	Bank of America Merrill Lynch	December-17	3,344,444	61,639
17	Gasoline RBOB (a)	Bank of America Merrill Lynch	November-17	1,135,974	(18,026)
5	Gasoline RBOB (a)	Bank of America Merrill Lynch	December-17	331,527	6,762
1	Gasoline RBOB (a)	Bank of America Merrill Lynch	January-18	66,272	3,011
2	Gasoline RBOB (a)	Bank of America Merrill Lynch	February-18	133,216	1,403
41	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	December-17	5,267,680	(65,850)
2	Hang Seng Index	Bank of America Merrill Lynch	September-17	352,760	(748)
28	Hang Seng Index	Bank of America Merrill Lynch	October-17	4,931,824	3,455
34	HSCEI Future	Bank of America Merrill Lynch	October-17	2,373,693	(18,491)
1	H-SHARES Index	Bank of America Merrill Lynch	September-17	69,968	(602)
14	IBEX 35 Index	Bank of America Merrill Lynch	October-17	1,709,863	4,033
3	ICE ECX Emission (a)	Bank of America Merrill Lynch	December-17	25,074	1,134
5	ICE Natural Gas (a)	Bank of America Merrill Lynch	November-17	95,230	(3,138)
5	ICE Natural Gas (a)	Bank of America Merrill Lynch	December-17	103,001	(3,865)
19	Japan 10Y Bond (OSE)	Bank of America Merrill Lynch	December-17	25,377,782	(123,284)
23	KOSPI2 Index	Bank of America Merrill Lynch	December-17	1,594,698	23,923
4	Lean Hogs (a)	Bank of America Merrill Lynch	October-17	88,640	(9,930)
6	Lean Hogs (a)	Bank of America Merrill Lynch	December-17	143,880	4,170
2	Live Cattle (a)	Bank of America Merrill Lynch	October-17	87,280	555
11	Live Cattle (a)	Bank of America Merrill Lynch	December-17	507,100	7,400
1	Live Cattle (a)	Bank of America Merrill Lynch	April-18	47,940	590
1	Live Cattle (a)	Bank of America Merrill Lynch	June-18	45,220	210
37	LME Aluminum (a)	Bank of America Merrill Lynch	December-17	1,942,038	(6,396)
14	LME Copper (a)	Bank of America Merrill Lynch	December-17	2,267,738	(33,897)
5	LME Lead (a)	Bank of America Merrill Lynch	December-17	311,250	14,216
9	LME Nickel (a)	Bank of America Merrill Lynch	December-17	566,433	(37,988)
14	LME Zinc (a)	Bank of America Merrill Lynch	December-17	1,108,100	22,985
12	Long Gilt (a)	Bank of America Merrill Lynch	December-17	1,994,444	(67,874)
82	Long Gilt	Bank of America Merrill Lynch	December-17	13,628,702	(342,599)
19	Low Su Gasoline (a)	Bank of America Merrill Lynch	October-17	1,041,675	73,850
31	Low Su Gasoline (a)	Bank of America Merrill Lynch	November-17	1,680,975	9,925
4	Low Su Gasoline (a)	Bank of America Merrill Lynch	December-17	213,500	8,550
2	Low Su Gasoline (a)	Bank of America Merrill Lynch	January-18	105,900	4,150
2	Low Su Gasoline (a)	Bank of America Merrill Lynch	February-18	105,350	4,450
1	Lumber Future (a)	Bank of America Merrill Lynch	November-17	44,242	4,334
72	Mexican Peso Future	Bank of America Merrill Lynch	December-17	1,953,000	(40,410)
1	Mill Wheat Euro	Bank of America Merrill Lynch	December-17	9,812	178
1	Mini FTSE/MIB	Bank of America Merrill Lynch	September-17	26,406	43
7	Mini FTSE/MIB	Bank of America Merrill Lynch	December-17	187,289	4,298
4	Mini H-Shares Index	Bank of America Merrill Lynch	October-17	55,852	(680)
15	Mini HSI Index	Bank of America Merrill Lynch	October-17	528,410	(1,204)
18	Mini MSCI EAFE	Bank of America Merrill Lynch	December-17	1,780,560	10,575
61	Mini MSCI Emerging Market	Bank of America Merrill Lynch	December-17	3,322,365	(20,285)
4	Mini TPX Index	Bank of America Merrill Lynch	December-17	59,521	3,808
64	MSCI SING IX ETS	Bank of America Merrill Lynch	October-17	1,695,497	7,097
48	MSCI TAIWAN Index	Bank of America Merrill Lynch	October-17	1,846,560	480
22	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	December-17	2,632,300	(795)
3	Natural Gas Future (a)	Bank of America Merrill Lynch	November-17	90,210	325
1	Natural Gas Future (a)	Bank of America Merrill Lynch	November-17	7,518	(145)
1	Natural Gas Future (a)	Bank of America Merrill Lynch	January-18	32,950	(1,220)
2	Natural Gas Future (a)	Bank of America Merrill Lynch	February-18	65,980	(2,350)
18	New Zeland Dollar Future	Bank of America Merrill Lynch	December-17	1,298,160	(8,500)
3	NIKKEI 225 (CME)	Bank of America Merrill Lynch	December-17	305,775	14,600
27	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	December-17	4,883,578	96,335
68	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	December-17	6,148,181	219,948
87	NIKKEI 225 Mini	Bank of America Merrill Lynch	December-17	1,573,597	56,160
30	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	November-17	2,280,600	29,460
3	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	December-17	227,581	2,902
1	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	February-17	75,323	1,331
78	OMXS30 Index	Bank of America Merrill Lynch	September-17	1,512,353	32,979
120	OMXS30 Index	Bank of America Merrill Lynch	October-17	2,406,292	56,856
15	Platinum Future (a)	Bank of America Merrill Lynch	December-17	1,405,275	22,505
3	Platinum Future (a)	Bank of America Merrill Lynch	January-18	137,325	(1,980)
1	Rapeseed Euro (a)	Bank of America Merrill Lynch	November-17	21,797	(169)
1	Rapeseed Euro (a)	Bank of America Merrill Lynch	February-18	21,915	(155)
4	Russell 2000 Mini Future	Bank of America Merrill Lynch	September-17	285,404	2,964
74	Russell 2000 Mini Future	Bank of America Merrill Lynch	December-17	5,523,730	233,228
13	Russell 2000 Index Future	Bank of America Merrill Lynch	December-17	970,450	61,295
49	S&P 500 E-mini Future	Bank of America Merrill Lynch	September-17	6,116,425	78,875
100	S&P 500 E-mini Future	Bank of America Merrill Lynch	December-17	12,580,000	222,908
15	S&P Mid 400 E-mini Future	Bank of America Merrill Lynch	December-17	2,693,550	82,190
20	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	December-17	2,938,312	59,109
76	SET50 Future	Bank of America Merrill Lynch	December-17	489,454	(1,549)
141	SGX NIFTY 50	Bank of America Merrill Lynch	October-17	2,764,446	(28,904)
104	Short-Term Euro-BTP	Bank of America Merrill Lynch	December-17	13,866,167	16,323
8	Silver Future (a)	Bank of America Merrill Lynch	December-17	667,040	(12,785)
2	Soybean Future (a)	Bank of America Merrill Lynch	November-17	96,825	2,700
1	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-17	31,580	480
18	SPI 200 Future	Bank of America Merrill Lynch	December-17	2,001,329	(10,611)
1	STOXX 600 Bank	Bank of America Merrill Lynch	December-17	11,130	366
39	STOXX EUROPE 600	Bank of America Merrill Lynch	December-17	890,534	13,388
1	SX5E Dividend Future (a)	Bank of America Merrill Lynch	December-17	13,820	-
89	SX5E Dividend Future	Bank of America Merrill Lynch	December-17	1,229,973	3,844
3	TOPIX Index Future	Bank of America Merrill Lynch	September-17	427,220	(4,263)
91	TOPIX Index Future	Bank of America Merrill Lynch	December-17	13,541,065	521,113
2	US 10YR Note (CBT) (a)	Bank of America Merrill Lynch	December-17	250,625	(4,062)
332	US 10YR Note (CBT)	Bank of America Merrill Lynch	December-17	41,603,750	(392,281)
6	US 10 Year Ultra Future	Bank of America Merrill Lynch	December-17	805,969	(11,258)
143	US 5YR Note (CBT)	Bank of America Merrill Lynch	December-17	16,802,500	(84,464)
1	US 5YR Note (CBT) (a)	Bank of America Merrill Lynch	December-17	117,500	(1,242)
82	US Long Bond (CBT)	Bank of America Merrill Lynch	December-17	12,530,625	(135,681)
1	US Long Bond (CBT) (a)	Bank of America Merrill Lynch	December-17	152,813	(4,500)
2	US Ultra Bond (CBT)	Bank of America Merrill Lynch	December-17	330,250	(6,313)
1	VSTOXX Future	Bank of America Merrill Lynch	September-17	1,357	(534)
1	Wheat Future (a)	Bank of America Merrill Lynch	December-17	22,413	775
15	WIG20 Index Future	Bank of America Merrill Lynch	December-17	203,104	(4,310)
1	World Sugar #11 (a)	Bank of America Merrill Lynch	October-17	15,165	(739)
3	World Sugar #11 (a)	Bank of America Merrill Lynch	March-18	47,376	714
4	WTI Crude Future (a)	Bank of America Merrill Lynch	November-17	206,680	640
14	WTI Crude Future (a)	Bank of America Merrill Lynch	November-17	723,380	1,480
15	WTI Crude Future (a)	Bank of America Merrill Lynch	December-17	779,250	(6,670)
1	WTI Crude Future (a)	Bank of America Merrill Lynch	December-17	51,950	(200)
1	WTI Crude Future (a)	Bank of America Merrill Lynch	January-18	52,140	1,120
2	WTI Crude Future (a)	Bank of America Merrill Lynch	January-18	104,280	(120)
1	WTI Crude Future (a)	Bank of America Merrill Lynch	February-18	52,220	(100)
8	Yen Nikkei Future	Bank of America Merrill Lynch	December-17	723,138	35,298
					$ 316,233
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 758,935

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
10/2/2017	Bank of America Merrill Lynch	10,000	CAD	8,039	USD	$ 7,996	$ (43)
10/2/2017	Bank of America Merrill Lynch	10,000	CAD	8,024	USD	7,996	(28)
10/2/2017	Bank of America Merrill Lynch	200,000	CAD	160,837	JPY	159,917	(3)
10/2/2017	Bank of America Merrill Lynch	200,000	CAD	160,306	USD	159,917	(389)
10/2/2017	Bank of America Merrill Lynch	119,325	CAD	95,962	USD	95,410	(552)
10/2/2017	Bank of America Merrill Lynch	60,000	CHF	61,798	USD	62,009	211
10/2/2017	Bank of America Merrill Lynch	13,906	CHF	14,285	USD	14,371	86
10/2/2017	Bank of America Merrill Lynch	236,094	CHF	242,519	USD	244,000	1,481
10/2/2017	Bank of America Merrill Lynch	713,628	EUR	839,191	USD	843,651	4,460
10/2/2017	Bank of America Merrill Lynch	20,000	EUR	23,449	USD	23,644	195
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,743	USD	11,822	79
10/2/2017	Bank of America Merrill Lynch	20,000	EUR	23,491	USD	23,644	153
10/2/2017	Bank of America Merrill Lynch	20,000	EUR	23,503	USD	23,644	141
10/2/2017	Bank of America Merrill Lynch	20,000	EUR	23,506	USD	23,644	138
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,753	USD	11,822	69
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,760	USD	11,822	62
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,763	USD	11,822	59
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,782	USD	11,822	40
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,783	USD	11,822	39
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,786	USD	11,822	36
10/2/2017	Bank of America Merrill Lynch	20,000	EUR	23,573	USD	23,644	71
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,787	USD	11,822	35
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,788	USD	11,822	34
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,794	USD	11,822	28
10/2/2017	Bank of America Merrill Lynch	10,000	EUR	11,797	USD	11,822	25
10/2/2017	Bank of America Merrill Lynch	200,000	EUR	236,051	JPY	236,440	(39)
10/2/2017	Bank of America Merrill Lynch	253,846	GBP	339,885	USD	340,573	688
10/2/2017	Bank of America Merrill Lynch	33,794	GBP	45,248	USD	45,340	92
10/2/2017	Bank of America Merrill Lynch	60,000	GBP	80,585	USD	80,499	(86)
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,187	USD	54,310	123
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,181	USD	54,310	129
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,172	USD	54,310	138
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,169	USD	54,310	141
10/2/2017	Bank of America Merrill Lynch	6,113,381	JPY	54,149	USD	54,310	161
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,048	USD	54,310	262
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,068	USD	54,310	242
10/2/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,114	USD	54,310	196
10/2/2017	Bank of America Merrill Lynch	6,113,382	JPY	54,044	USD	54,310	266
10/2/2017	Bank of America Merrill Lynch	22,084	JPY	195	USD	196	1
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,057	USD	42,152	95
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,052	USD	42,152	100
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,045	USD	42,152	107
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,043	USD	42,152	109
10/2/2017	Bank of America Merrill Lynch	4,744,876	JPY	42,027	USD	42,152	125
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	41,949	USD	42,152	203
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	41,964	USD	42,152	188
10/2/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,000	USD	42,152	152
10/2/2017	Bank of America Merrill Lynch	4,744,875	JPY	41,946	USD	42,152	206
10/2/2017	Bank of America Merrill Lynch	17,140	JPY	152	USD	152	-
10/2/2017	Bank of America Merrill Lynch	38,000,000	JPY	337,322	USD	337,583	261
10/2/2017	Bank of America Merrill Lynch	5,651,925	JPY	49,974	CAD	50,210	58
10/2/2017	Bank of America Merrill Lynch	12,427,777	JPY	109,943	CAD	110,405	127
10/2/2017	Bank of America Merrill Lynch	6,111,828	JPY	54,562	EUR	54,296	62
10/2/2017	Bank of America Merrill Lynch	43,900,286	JPY	390,478	USD	389,999	(479)
10/2/2017	Bank of America Merrill Lynch	20,370,620	JPY	181,878	EUR	180,968	207
10/2/2017	Bank of America Merrill Lynch	3,121,970	JPY	27,787	USD	27,735	(52)
10/2/2017	Bank of America Merrill Lynch	2,977,744	JPY	26,499	USD	26,453	(46)
10/2/2017	Bank of America Merrill Lynch	113,550	JPY	1,010	USD	1,009	(1)
10/2/2017	Bank of America Merrill Lynch	150,000	MXN	8,251	USD	8,260	9
10/2/2017	Bank of America Merrill Lynch	81,991	NOK	10,289	USD	10,300	11
10/2/2017	Bank of America Merrill Lynch	60,000	NOK	7,564	USD	7,537	(27)
10/2/2017	Bank of America Merrill Lynch	40,000	NOK	5,042	USD	5,025	(17)
10/2/2017	Bank of America Merrill Lynch	50,000	NOK	6,300	USD	6,281	(19)
10/2/2017	Bank of America Merrill Lynch	50,000	NOK	6,299	USD	6,281	(18)
10/2/2017	Bank of America Merrill Lynch	80,000	NOK	10,078	USD	10,050	(28)
10/2/2017	Bank of America Merrill Lynch	70,000	NOK	8,817	USD	8,794	(23)
10/2/2017	Bank of America Merrill Lynch	80,000	NOK	10,073	USD	10,050	(23)
10/2/2017	Bank of America Merrill Lynch	40,000	NOK	5,036	USD	5,025	(11)
10/2/2017	Bank of America Merrill Lynch	50,000	NOK	6,295	USD	6,281	(14)
10/2/2017	Bank of America Merrill Lynch	90,000	NOK	11,330	USD	11,306	(24)
10/2/2017	Bank of America Merrill Lynch	120,000	NOK	15,104	USD	15,075	(29)
10/2/2017	Bank of America Merrill Lynch	90,000	NOK	11,312	USD	11,306	(6)
10/2/2017	Bank of America Merrill Lynch	70,000	NOK	8,795	USD	8,794	(1)
10/2/2017	Bank of America Merrill Lynch	70,000	NOK	8,794	USD	8,794	-
10/2/2017	Bank of America Merrill Lynch	70,000	NOK	8,791	USD	8,794	3
10/2/2017	Bank of America Merrill Lynch	60,000	NOK	7,534	USD	7,537	3
10/2/2017	Bank of America Merrill Lynch	50,000	NOK	6,276	USD	6,281	5
10/2/2017	Bank of America Merrill Lynch	70,000	NOK	8,786	USD	8,794	8
10/2/2017	Bank of America Merrill Lynch	70,000	NOK	8,782	USD	8,793	11
10/2/2017	Bank of America Merrill Lynch	60,000	NOK	7,527	USD	7,537	10
10/2/2017	Bank of America Merrill Lynch	60,000	NOK	7,516	USD	7,537	21
10/2/2017	Bank of America Merrill Lynch	84,345	NZD	60,777	USD	60,973	196
10/2/2017	Bank of America Merrill Lynch	10,000	NZD	7,197	USD	7,229	32
10/2/2017	Bank of America Merrill Lynch	10,000	NZD	7,216	USD	7,229	13
10/2/2017	Bank of America Merrill Lynch	10,000	NZD	7,221	USD	7,229	8
10/2/2017	Bank of America Merrill Lynch	10,000	NZD	7,224	USD	7,229	5
10/2/2017	Bank of America Merrill Lynch	10,000	NZD	7,226	USD	7,229	3
10/2/2017	Bank of America Merrill Lynch	10,000	NZD	7,228	USD	7,229	1
10/2/2017	Bank of America Merrill Lynch	10,000	PLN	2,739	USD	2,744	5
10/2/2017	Bank of America Merrill Lynch	10,000	PLN	2,736	USD	2,744	8
10/2/2017	Bank of America Merrill Lynch	20,000	PLN	5,467	USD	5,489	22
10/2/2017	Bank of America Merrill Lynch	10,000	PLN	2,732	USD	2,744	12
10/2/2017	Bank of America Merrill Lynch	30,000	PLN	8,193	USD	8,233	40
10/2/2017	Bank of America Merrill Lynch	5,769,570	RUB	100,000	USD	100,240	240
10/2/2017	Bank of America Merrill Lynch	15,281	RUB	266	USD	266	-
10/2/2017	Bank of America Merrill Lynch	2,184,673	SEK	267,386	USD	267,652	266
10/2/2017	Bank of America Merrill Lynch	30,080	SEK	3,682	USD	3,685	3
10/2/2017	Bank of America Merrill Lynch	255,602	SEK	31,284	USD	31,315	31
10/2/2017	Bank of America Merrill Lynch	3,520	SEK	431	USD	431	-
10/2/2017	Bank of America Merrill Lynch	60,000	SEK	7,381	USD	7,351	(30)
10/2/2017	Bank of America Merrill Lynch	60,000	SEK	7,380	USD	7,351	(29)
10/2/2017	Bank of America Merrill Lynch	40,000	SEK	4,920	USD	4,901	(19)
10/2/2017	Bank of America Merrill Lynch	40,000	SEK	4,920	USD	4,901	(19)
10/2/2017	Bank of America Merrill Lynch	70,000	SEK	8,608	USD	8,576	(32)
10/2/2017	Bank of America Merrill Lynch	60,000	SEK	7,376	USD	7,351	(25)
10/2/2017	Bank of America Merrill Lynch	70,000	SEK	8,605	USD	8,576	(29)
10/2/2017	Bank of America Merrill Lynch	40,000	SEK	4,916	USD	4,901	(15)
10/2/2017	Bank of America Merrill Lynch	80,000	SEK	9,831	USD	9,801	(30)
10/2/2017	Bank of America Merrill Lynch	90,000	SEK	11,059	USD	11,026	(33)
10/2/2017	Bank of America Merrill Lynch	60,000	SEK	7,372	USD	7,351	(21)
10/2/2017	Bank of America Merrill Lynch	60,000	SEK	7,372	USD	7,351	(21)
10/2/2017	Bank of America Merrill Lynch	10,000	TRY	2,821	USD	2,812	(9)
10/2/2017	Bank of America Merrill Lynch	20,000	TRY	5,637	USD	5,624	(13)
10/2/2017	Bank of America Merrill Lynch	30,000	TRY	8,445	USD	8,436	(9)
10/2/2017	Bank of America Merrill Lynch	10,000	TRY	2,812	USD	2,812	-
10/2/2017	Bank of America Merrill Lynch	20,000	TRY	5,621	USD	5,624	3
10/2/2017	Bank of America Merrill Lynch	355,924	TRY	100,000	USD	100,088	88
10/2/2017	Bank of America Merrill Lynch	2,230,000	ZAR	164,769	USD	165,155	386
10/3/2017	Bank of America Merrill Lynch	140,491	AUD	110,061	USD	110,232	171
10/3/2017	Bank of America Merrill Lynch	140,491	AUD	110,019	USD	110,232	213
10/3/2017	Bank of America Merrill Lynch	140,491	AUD	110,019	USD	110,232	213
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,976	USD	110,232	256
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,934	USD	110,232	298
10/3/2017	Bank of America Merrill Lynch	140,489	BRL	109,919	USD	110,231	312
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,864	USD	110,232	368
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,878	USD	110,232	354
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,878	USD	110,232	354
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,856	USD	110,232	376
10/3/2017	Bank of America Merrill Lynch	140,491	BRL	109,878	USD	110,232	354
10/3/2017	Bank of America Merrill Lynch	140,491	CAD	109,780	USD	110,232	452
10/3/2017	Bank of America Merrill Lynch	140,491	CAD	109,836	USD	110,232	396
10/3/2017	Bank of America Merrill Lynch	140,489	CAD	109,764	USD	110,231	467
10/3/2017	Bank of America Merrill Lynch	280,982	CAD	219,787	USD	220,464	677
10/3/2017	Bank of America Merrill Lynch	140,491	CAD	109,990	USD	110,232	242
10/3/2017	Bank of America Merrill Lynch	140,491	CAD	110,000	USD	110,232	232
10/3/2017	Bank of America Merrill Lynch	140,491	AUD	109,934	USD	110,232	298
10/3/2017	Bank of America Merrill Lynch	117,672	AUD	92,114	USD	92,328	214
10/3/2017	Bank of America Merrill Lynch	140,489	AUD	110,017	USD	110,231	214
10/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,832	USD	7,846	14
10/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,839	USD	7,846	7
10/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,850	USD	7,846	(4)
10/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,853	USD	7,846	(7)
10/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,854	USD	7,846	(8)
10/3/2017	Bank of America Merrill Lynch	169,565	AUD	133,182	USD	133,044	(138)
10/3/2017	Bank of America Merrill Lynch	130,435	AUD	102,476	USD	102,342	(134)
10/3/2017	Bank of America Merrill Lynch	8,103,986	BRL	2,545,701	USD	2,560,950	15,249
10/3/2017	Bank of America Merrill Lynch	9,864	BRL	3,098	USD	3,117	19
10/3/2017	Bank of America Merrill Lynch	296,253	BRL	93,174	USD	93,619	445
10/3/2017	Bank of America Merrill Lynch	1,117	BRL	354	USD	353	(1)
10/3/2017	Bank of America Merrill Lynch	116,159	BRL	36,984	USD	36,708	(276)
10/3/2017	Bank of America Merrill Lynch	36,267	BRL	11,508	USD	11,461	(47)
10/3/2017	Bank of America Merrill Lynch	13,260	BRL	4,242	USD	4,190	(52)
10/3/2017	Bank of America Merrill Lynch	42,732	BRL	13,686	USD	13,504	(182)
10/3/2017	Bank of America Merrill Lynch	7,723	BRL	2,464	USD	2,441	(23)
10/3/2017	Bank of America Merrill Lynch	27,991	BRL	8,930	USD	8,845	(85)
10/3/2017	Bank of America Merrill Lynch	8,173	BRL	2,609	USD	2,583	(26)
10/3/2017	Bank of America Merrill Lynch	10,613	BRL	3,383	USD	3,354	(29)
10/3/2017	Bank of America Merrill Lynch	7,845,642	BRL	2,476,528	USD	2,479,310	2,782
10/3/2017	Bank of America Merrill Lynch	215,291	BRL	67,958	USD	68,034	76
10/3/2017	Bank of America Merrill Lynch	211,468	BRL	66,751	USD	66,826	75
10/3/2017	Bank of America Merrill Lynch	118,069	BRL	37,269	USD	37,311	42
10/3/2017	Bank of America Merrill Lynch	99,387	BRL	31,372	USD	31,407	35
10/3/2017	Bank of America Merrill Lynch	78,789	BRL	24,870	USD	24,898	28
10/3/2017	Bank of America Merrill Lynch	53,488	BRL	16,884	USD	16,903	19
10/3/2017	Bank of America Merrill Lynch	28,587	BRL	9,024	USD	9,034	10
10/3/2017	Bank of America Merrill Lynch	14,685	BRL	4,635	USD	4,640	5
10/3/2017	Bank of America Merrill Lynch	8,733	BRL	2,757	USD	2,760	3
10/3/2017	Bank of America Merrill Lynch	270,000	CHF	278,675	USD	279,098	423
10/3/2017	Bank of America Merrill Lynch	440,000	EUR	519,776	USD	520,254	478
10/3/2017	Bank of America Merrill Lynch	245,522	EUR	289,294	USD	290,304	1,010
10/3/2017	Bank of America Merrill Lynch	670,000	GBP	898,028	USD	898,997	969
10/3/2017	Bank of America Merrill Lynch	546,092	GBP	732,351	USD	732,739	388
10/3/2017	Bank of America Merrill Lynch	59,960	GBP	80,411	USD	80,454	43
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,885	USD	8,885	-
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,884	USD	8,885	1
10/3/2017	Bank of America Merrill Lynch	11,000,000	JPY	97,653	USD	97,736	83
10/3/2017	Bank of America Merrill Lynch	75,573,528	JPY	671,497	USD	671,479	(18)
10/3/2017	Bank of America Merrill Lynch	2,820,000	MXN	155,159	USD	155,212	53
10/3/2017	Bank of America Merrill Lynch	80,000	NOK	10,069	USD	10,050	(19)
10/3/2017	Bank of America Merrill Lynch	50,000	NOK	6,291	USD	6,281	(10)
10/3/2017	Bank of America Merrill Lynch	80,000	NOK	10,065	USD	10,050	(15)
10/3/2017	Bank of America Merrill Lynch	60,000	NOK	7,546	USD	7,538	(8)
10/3/2017	Bank of America Merrill Lynch	80,000	NOK	10,060	USD	10,051	(9)
10/3/2017	Bank of America Merrill Lynch	2,340,950	NOK	294,386	USD	294,098	(288)
10/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,225	USD	7,229	4
10/3/2017	Bank of America Merrill Lynch	1,392	NZD	1,007	USD	1,006	(1)
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,751	USD	2,744	(7)
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,751	USD	2,744	(7)
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,501	USD	5,488	(13)
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,747	USD	2,744	(3)
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,745	USD	2,744	(1)
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,484	USD	5,488	4
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,740	USD	2,744	4
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,479	USD	5,488	9
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,739	USD	2,744	5
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,739	USD	2,744	5
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,478	USD	5,489	11
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,739	USD	2,744	5
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,739	USD	2,744	5
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,477	USD	5,488	11
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,477	USD	5,488	11
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,476	USD	5,489	13
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,475	USD	5,489	14
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,737	USD	2,744	7
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,736	USD	2,744	8
10/3/2017	Bank of America Merrill Lynch	20,000	PLN	5,472	USD	5,489	17
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,736	USD	2,744	8
10/3/2017	Bank of America Merrill Lynch	10,000	PLN	2,736	USD	2,744	8
10/3/2017	Bank of America Merrill Lynch	40,000	PLN	4,933	USD	4,902	(31)
10/3/2017	Bank of America Merrill Lynch	1,180,000	PLN	144,693	USD	144,591	(102)
10/3/2017	Bank of America Merrill Lynch	2,049,602	PLN	2,000,000	NOK	251,147	(14)
10/3/2017	Bank of America Merrill Lynch	192,309	PLN	23,686	USD	23,565	(121)
10/3/2017	Bank of America Merrill Lynch	210,000	ZAR	15,559	USD	15,545	(14)
10/4/2017	Bank of America Merrill Lynch	10,000	AUD	7,846	USD	7,846	-
10/4/2017	Bank of America Merrill Lynch	10,000	AUD	7,852	USD	7,846	(6)
10/4/2017	Bank of America Merrill Lynch	133,215	AUD	104,481	USD	104,522	41
10/4/2017	Bank of America Merrill Lynch	133,215	AUD	104,467	USD	104,522	55
10/4/2017	Bank of America Merrill Lynch	133,215	AUD	104,467	USD	104,522	55
10/4/2017	Bank of America Merrill Lynch	105,464	AUD	82,715	USD	82,748	33
10/4/2017	Bank of America Merrill Lynch	17,662,252	JPY	200,000	AUD	156,939	(8)
10/10/2017	Bank of America Merrill Lynch	1,808,000,000	KRW	1,600,000	USD	1,578,764	(21,236)
10/10/2017	Bank of America Merrill Lynch	2,164,000	KRW	1,889	USD	1,890	1
10/10/2017	Bank of America Merrill Lynch	1,805,456,000	KRW	1,600,000	USD	1,576,564	(23,436)
10/11/2017	Bank of America Merrill Lynch	16,960,000	KRW	14,803	USD	14,810	7
10/11/2017	Bank of America Merrill Lynch	23,963,200	TWD	800,000	USD	790,669	(9,331)
10/18/2017	Bank of America Merrill Lynch	150,000	AUD	120,299	USD	117,671	(2,628)
10/18/2017	Bank of America Merrill Lynch	1,950,000	AUD	1,567,683	USD	1,529,725	(37,958)
10/18/2017	Bank of America Merrill Lynch	260,000	AUD	208,936	USD	203,963	(4,973)
10/18/2017	Bank of America Merrill Lynch	520,000	AUD	414,964	USD	407,926	(7,038)
10/18/2017	Bank of America Merrill Lynch	320,000	AUD	255,144	USD	251,032	(4,112)
10/18/2017	Bank of America Merrill Lynch	120,000	AUD	96,004	USD	94,137	(1,867)
10/18/2017	Bank of America Merrill Lynch	150,000	AUD	119,411	USD	117,671	(1,740)
10/18/2017	Bank of America Merrill Lynch	360,000	AUD	288,332	USD	282,411	(5,921)
10/18/2017	Bank of America Merrill Lynch	120,000	AUD	95,189	USD	94,137	(1,052)
10/18/2017	Bank of America Merrill Lynch	220,000	AUD	173,260	USD	172,584	(676)
10/18/2017	Bank of America Merrill Lynch	120,000	AUD	94,347	USD	94,137	(210)
10/18/2017	Bank of America Merrill Lynch	40,000	AUD	31,313	USD	31,379	66
10/18/2017	Bank of America Merrill Lynch	510,000	BRL	164,277	USD	160,836	(3,441)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,560	USD	9,461	(99)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,738	USD	12,614	(124)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,551	USD	9,461	(90)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,366	USD	6,307	(59)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,365	USD	6,307	(58)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,543	USD	9,461	(82)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,361	USD	6,307	(54)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,720	USD	12,614	(106)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,194	USD	3,154	(40)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,383	USD	6,307	(76)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,381	USD	6,307	(74)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,189	USD	3,153	(36)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,189	USD	3,154	(35)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,374	USD	6,307	(67)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,185	USD	3,154	(31)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,185	USD	3,154	(31)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,552	USD	9,461	(91)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,367	USD	6,307	(60)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,362	USD	6,307	(55)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,541	USD	9,461	(80)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,360	USD	6,307	(53)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,359	USD	6,307	(52)
10/18/2017	Bank of America Merrill Lynch	130,000	BRL	41,325	USD	40,997	(328)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,178	USD	3,153	(25)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,178	USD	3,154	(24)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,398	USD	6,307	(91)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,197	USD	3,153	(44)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,197	USD	3,154	(43)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,786	USD	12,615	(171)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,782	USD	12,615	(167)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,195	USD	3,154	(41)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,385	USD	6,307	(78)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,190	USD	3,153	(37)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,188	USD	3,153	(35)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,747	USD	12,615	(132)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,186	USD	3,153	(33)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,185	USD	3,153	(32)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,368	USD	6,307	(61)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,552	USD	9,461	(91)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,731	USD	12,615	(116)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,547	USD	9,461	(86)
10/18/2017	Bank of America Merrill Lynch	60,000	BRL	19,090	USD	18,922	(168)
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,544	USD	9,461	(83)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,181	USD	3,154	(27)
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,154	USD	3,153	(1)
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,614	USD	12,615	1
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,305	USD	6,307	2
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,301	USD	6,307	6
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,268	USD	6,307	39
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,278	USD	6,307	29
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,413	USD	9,461	48
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,133	USD	3,154	21
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,399	USD	9,461	62
10/18/2017	Bank of America Merrill Lynch	510,000	CAD	421,152	USD	407,842	(13,310)
10/18/2017	Bank of America Merrill Lynch	2,080,000	CAD	1,716,564	USD	1,663,355	(53,209)
10/18/2017	Bank of America Merrill Lynch	350,000	CAD	288,369	USD	279,891	(8,478)
10/18/2017	Bank of America Merrill Lynch	450,000	CAD	371,278	USD	359,860	(11,418)
10/18/2017	Bank of America Merrill Lynch	260,000	CAD	213,670	USD	207,919	(5,751)
10/18/2017	Bank of America Merrill Lynch	130,000	CAD	106,514	USD	103,960	(2,554)
10/18/2017	Bank of America Merrill Lynch	10,000	CAD	8,207	USD	7,997	(210)
10/18/2017	Bank of America Merrill Lynch	160,000	CAD	130,918	USD	127,950	(2,968)
10/18/2017	Bank of America Merrill Lynch	360,000	CAD	293,381	USD	287,888	(5,493)
10/18/2017	Bank of America Merrill Lynch	40,000	CAD	32,483	USD	31,987	(496)
10/18/2017	Bank of America Merrill Lynch	80,000	CAD	64,857	USD	63,975	(882)
10/18/2017	Bank of America Merrill Lynch	10,000	CAD	8,102	USD	7,997	(105)
10/18/2017	Bank of America Merrill Lynch	60,000	CAD	48,585	USD	47,981	(604)
10/18/2017	Bank of America Merrill Lynch	100,000	CAD	81,053	USD	79,969	(1,084)
10/18/2017	Bank of America Merrill Lynch	60,000	CAD	48,312	USD	47,981	(331)
10/18/2017	Bank of America Merrill Lynch	120,000	CHF	127,208	USD	124,171	(3,037)
10/18/2017	Bank of America Merrill Lynch	530,000	CHF	561,207	USD	548,423	(12,784)
10/18/2017	Bank of America Merrill Lynch	60,000	CHF	63,081	USD	62,086	(995)
10/18/2017	Bank of America Merrill Lynch	20,000	CHF	20,902	USD	20,695	(207)
10/18/2017	Bank of America Merrill Lynch	20,000	CHF	20,778	USD	20,695	(83)
10/18/2017	Bank of America Merrill Lynch	100,000	CHF	103,715	USD	103,476	(239)
10/18/2017	Bank of America Merrill Lynch	70,000	CHF	73,064	USD	72,433	(631)
10/18/2017	Bank of America Merrill Lynch	10,000	CHF	10,395	USD	10,348	(47)
10/18/2017	Bank of America Merrill Lynch	50,000	CHF	52,011	USD	51,738	(273)
10/18/2017	Bank of America Merrill Lynch	40,000	CHF	41,668	USD	41,390	(278)
10/18/2017	Bank of America Merrill Lynch	60,000	CHF	62,056	USD	62,086	30
10/18/2017	Bank of America Merrill Lynch	470,000	EUR	567,850	USD	556,185	(11,665)
10/18/2017	Bank of America Merrill Lynch	30,000	EUR	35,958	USD	35,501	(457)
10/18/2017	Bank of America Merrill Lynch	530,000	EUR	635,462	USD	627,187	(8,275)
10/18/2017	Bank of America Merrill Lynch	70,000	EUR	83,396	USD	82,836	(560)
10/18/2017	Bank of America Merrill Lynch	330,000	EUR	392,775	USD	390,513	(2,262)
10/18/2017	Bank of America Merrill Lynch	90,000	EUR	107,793	USD	106,504	(1,289)
10/18/2017	Bank of America Merrill Lynch	390,000	EUR	467,289	USD	461,515	(5,774)
10/18/2017	Bank of America Merrill Lynch	380,000	EUR	447,801	USD	449,682	1,881
10/18/2017	Bank of America Merrill Lynch	700,000	EUR	822,984	USD	828,360	5,376
10/18/2017	Bank of America Merrill Lynch	210,000	EUR	247,555	USD	248,508	953
10/18/2017	Bank of America Merrill Lynch	360,000	GBP	473,847	USD	483,288	9,441
10/18/2017	Bank of America Merrill Lynch	110,000	GBP	146,263	USD	147,671	1,408
10/18/2017	Bank of America Merrill Lynch	170,000	GBP	224,864	USD	228,219	3,355
10/18/2017	Bank of America Merrill Lynch	380,000	GBP	509,487	USD	510,138	651
10/18/2017	Bank of America Merrill Lynch	130,000	GBP	175,380	USD	174,521	(859)
10/18/2017	Bank of America Merrill Lynch	470,000	GBP	635,935	USD	630,960	(4,975)
10/18/2017	Bank of America Merrill Lynch	50,000	GBP	67,851	USD	67,123	(728)
10/18/2017	Bank of America Merrill Lynch	10,000	GBP	13,576	USD	13,425	(151)
10/18/2017	Bank of America Merrill Lynch	60,000	GBP	80,861	USD	80,548	(313)
10/18/2017	Bank of America Merrill Lynch	220,000	GBP	295,463	USD	295,343	(120)
10/18/2017	Bank of America Merrill Lynch	260,000	GBP	348,598	USD	349,041	443
10/18/2017	Bank of America Merrill Lynch	21,000,000	JPY	190,058	USD	186,729	(3,329)
10/18/2017	Bank of America Merrill Lynch	23,000,000	JPY	208,118	USD	204,513	(3,605)
10/18/2017	Bank of America Merrill Lynch	13,000,000	JPY	117,383	USD	115,594	(1,789)
10/18/2017	Bank of America Merrill Lynch	16,000,000	JPY	143,684	USD	142,270	(1,414)
10/18/2017	Bank of America Merrill Lynch	16,000,000	JPY	143,661	USD	142,270	(1,391)
10/18/2017	Bank of America Merrill Lynch	32,000,000	JPY	287,021	USD	284,540	(2,481)
10/18/2017	Bank of America Merrill Lynch	23,000,000	JPY	205,261	USD	204,513	(748)
10/18/2017	Bank of America Merrill Lynch	14,230,000	MXN	801,759	USD	781,176	(20,583)
10/18/2017	Bank of America Merrill Lynch	50,000	MXN	2,805	USD	2,745	(60)
10/18/2017	Bank of America Merrill Lynch	590,000	MXN	33,046	USD	32,389	(657)
10/18/2017	Bank of America Merrill Lynch	2,750,000	MXN	153,723	USD	150,965	(2,758)
10/18/2017	Bank of America Merrill Lynch	740,000	MXN	41,214	USD	40,623	(591)
10/18/2017	Bank of America Merrill Lynch	4,110,000	MXN	230,901	USD	225,624	(5,277)
10/18/2017	Bank of America Merrill Lynch	1,110,000	MXN	61,835	USD	60,935	(900)
10/18/2017	Bank of America Merrill Lynch	1,900,000	MXN	105,456	USD	104,303	(1,153)
10/18/2017	Bank of America Merrill Lynch	120,000	MXN	6,598	USD	6,587	(11)
10/18/2017	Bank of America Merrill Lynch	700,000	NOK	90,789	USD	87,972	(2,817)
10/18/2017	Bank of America Merrill Lynch	1,660,000	NOK	212,271	USD	208,621	(3,650)
10/18/2017	Bank of America Merrill Lynch	3,160,000	NOK	400,761	USD	397,134	(3,627)
10/18/2017	Bank of America Merrill Lynch	2,120,000	NOK	268,478	USD	266,431	(2,047)
10/18/2017	Bank of America Merrill Lynch	930,000	NOK	118,546	USD	116,878	(1,668)
10/18/2017	Bank of America Merrill Lynch	1,400,000	NOK	176,111	USD	175,945	(166)
10/18/2017	Bank of America Merrill Lynch	350,000	NOK	43,945	USD	43,986	41
10/18/2017	Bank of America Merrill Lynch	2,900,000	NZD	2,104,774	USD	2,095,631	(9,143)
10/18/2017	Bank of America Merrill Lynch	20,000	NZD	14,409	USD	14,453	44
10/18/2017	Bank of America Merrill Lynch	30,000	NZD	21,844	USD	21,679	(165)
10/18/2017	Bank of America Merrill Lynch	20,000	NZD	14,511	USD	14,452	(59)
10/18/2017	Bank of America Merrill Lynch	30,000	NZD	21,789	USD	21,679	(110)
10/18/2017	Bank of America Merrill Lynch	60,000	NZD	43,123	USD	43,358	235
10/18/2017	Bank of America Merrill Lynch	10,000	NZD	7,216	USD	7,226	10
10/18/2017	Bank of America Merrill Lynch	60,000	NZD	43,272	USD	43,358	86
10/18/2017	Bank of America Merrill Lynch	30,000	PLN	8,321	USD	8,233	(88)
10/18/2017	Bank of America Merrill Lynch	30,000	PLN	8,417	USD	8,232	(185)
10/18/2017	Bank of America Merrill Lynch	350,000	PLN	97,715	USD	96,048	(1,667)
10/18/2017	Bank of America Merrill Lynch	520,000	PLN	146,032	USD	142,699	(3,333)
10/18/2017	Bank of America Merrill Lynch	340,000	PLN	94,361	USD	93,303	(1,058)
10/18/2017	Bank of America Merrill Lynch	420,000	PLN	115,095	USD	115,257	162
10/18/2017	Bank of America Merrill Lynch	430,000	PLN	116,945	USD	118,001	1,056
10/18/2017	Bank of America Merrill Lynch	80,000	PLN	21,856	USD	21,954	98
10/18/2017	Bank of America Merrill Lynch	310,000	PLN	85,042	USD	85,071	29
10/18/2017	Bank of America Merrill Lynch	28,300,000	RUB	492,248	USD	490,119	(2,129)
10/18/2017	Bank of America Merrill Lynch	2,450,000	RUB	42,445	USD	42,431	(14)
10/18/2017	Bank of America Merrill Lynch	470,000	RUB	8,137	USD	8,140	3
10/18/2017	Bank of America Merrill Lynch	580,000	RUB	10,035	USD	10,045	10
10/18/2017	Bank of America Merrill Lynch	660,000	RUB	11,409	USD	11,430	21
10/18/2017	Bank of America Merrill Lynch	2,190,000	SEK	275,468	USD	268,580	(6,888)
10/18/2017	Bank of America Merrill Lynch	2,920,000	SEK	366,961	USD	358,107	(8,854)
10/18/2017	Bank of America Merrill Lynch	650,000	SEK	81,077	USD	79,716	(1,361)
10/18/2017	Bank of America Merrill Lynch	1,410,000	SEK	176,253	USD	172,922	(3,331)
10/18/2017	Bank of America Merrill Lynch	830,000	SEK	104,404	USD	101,791	(2,613)
10/18/2017	Bank of America Merrill Lynch	620,000	SEK	76,198	USD	76,037	(161)
10/18/2017	Bank of America Merrill Lynch	2,980,000	SEK	365,914	USD	365,465	(449)
10/18/2017	Bank of America Merrill Lynch	730,000	SEK	89,690	USD	89,527	(163)
10/18/2017	Bank of America Merrill Lynch	3,230,000	TRY	936,648	USD	903,373	(33,275)
10/18/2017	Bank of America Merrill Lynch	40,000	TRY	11,589	USD	11,187	(402)
10/18/2017	Bank of America Merrill Lynch	390,000	TRY	113,358	USD	109,076	(4,282)
10/18/2017	Bank of America Merrill Lynch	350,000	TRY	100,804	USD	97,889	(2,915)
10/18/2017	Bank of America Merrill Lynch	10,000	TRY	2,879	USD	2,797	(82)
10/18/2017	Bank of America Merrill Lynch	30,000	TRY	8,571	USD	8,390	(181)
10/18/2017	Bank of America Merrill Lynch	20,000	TRY	5,683	USD	5,594	(89)
10/18/2017	Bank of America Merrill Lynch	90,000	TRY	25,195	USD	25,171	(24)
10/18/2017	Bank of America Merrill Lynch	6,770,000	ZAR	521,046	USD	499,879	(21,167)
10/18/2017	Bank of America Merrill Lynch	860,000	ZAR	64,529	USD	63,500	(1,029)
10/18/2017	Bank of America Merrill Lynch	210,000	ZAR	15,754	USD	15,506	(248)
10/18/2017	Bank of America Merrill Lynch	320,000	ZAR	24,119	USD	23,628	(491)
10/18/2017	Bank of America Merrill Lynch	850,000	ZAR	63,600	USD	62,762	(838)
10/18/2017	Bank of America Merrill Lynch	430,000	ZAR	31,991	USD	31,750	(241)
10/23/2017	Bank of America Merrill Lynch	213,000,000	INR	3,313,009	USD	3,250,768	(62,241)
10/26/2017	Bank of America Merrill Lynch	2,127,646	AUD	1,250,000	GBP	1,668,917	(20,668)
10/26/2017	Bank of America Merrill Lynch	2,000,000	AUD	178,258,000	JPY	1,568,792	(19,428)
10/26/2017	Bank of America Merrill Lynch	2,800,000	AUD	3,063,486	NZD	2,196,309	(27,199)
10/26/2017	Bank of America Merrill Lynch	2,100,000	AUD	1,669,748	USD	1,647,231	(22,517)
10/26/2017	Bank of America Merrill Lynch	800,000	AUD	636,095	USD	627,517	(8,578)
10/26/2017	Bank of America Merrill Lynch	2,154,871	CAD	2,200,000	AUD	1,723,330	(23,012)
10/26/2017	Bank of America Merrill Lynch	1,400,000	CAD	127,392,020	JPY	1,119,631	(14,951)
10/26/2017	Bank of America Merrill Lynch	200,000	CAD	18,198,860	JPY	159,947	(2,136)
10/26/2017	Bank of America Merrill Lynch	2,400,000	CAD	1,936,715	USD	1,919,368	(17,347)
10/26/2017	Bank of America Merrill Lynch	900,000	CAD	726,268	USD	719,763	(6,505)
10/26/2017	Bank of America Merrill Lynch	200,000	CAD	18,055,200	JPY	159,947	(542)
10/26/2017	Bank of America Merrill Lynch	1,500,000	CHF	173,181,600	JPY	1,552,989	1,844
10/26/2017	Bank of America Merrill Lynch	1,250,000	CHF	1,288,003	USD	1,294,158	6,155
10/26/2017	Bank of America Merrill Lynch	1,250,000	CHF	144,318,000	JPY	1,294,158	1,536
10/26/2017	Bank of America Merrill Lynch	375,000	CHF	386,572	USD	388,247	1,675
10/26/2017	Bank of America Merrill Lynch	750,000	CHF	86,985,750	JPY	776,495	5,371
10/26/2017	Bank of America Merrill Lynch	250,000	CHF	256,943	USD	258,832	1,889
10/26/2017	Bank of America Merrill Lynch	250,000	CHF	257,361	USD	258,832	1,471
10/26/2017	Bank of America Merrill Lynch	250,000	CHF	258,388	USD	258,832	444
10/26/2017	Bank of America Merrill Lynch	20,527,893	CNH	3,100,000	USD	3,083,247	(16,753)
10/26/2017	Bank of America Merrill Lynch	1,250,000	EUR	1,871,591	AUD	1,479,866	(6,347)
10/26/2017	Bank of America Merrill Lynch	1,250,000	EUR	1,833,296	CAD	1,479,866	(6,347)
10/26/2017	Bank of America Merrill Lynch	1,875,000	EUR	2,167,262	CHF	2,219,800	(9,520)
10/26/2017	Bank of America Merrill Lynch	1,300,000	EUR	1,143,544	GBP	1,539,061	(6,601)
10/26/2017	Bank of America Merrill Lynch	1,100,000	EUR	146,793,240	JPY	1,302,282	(5,585)
10/26/2017	Bank of America Merrill Lynch	500,000	EUR	66,724,200	JPY	591,947	(2,539)
10/26/2017	Bank of America Merrill Lynch	300,000	EUR	39,588,810	JPY	355,168	1,522
10/26/2017	Bank of America Merrill Lynch	1,750,000	EUR	16,256,669	NOK	2,071,813	(8,885)
10/26/2017	Bank of America Merrill Lynch	1,250,000	EUR	1,488,126	USD	1,479,866	(8,260)
10/26/2017	Bank of America Merrill Lynch	500,000	EUR	595,251	USD	591,947	(3,304)
10/26/2017	Bank of America Merrill Lynch	125,000	EUR	147,476	USD	147,987	511
10/26/2017	Bank of America Merrill Lynch	125,000	GBP	18,933,188	JPY	167,854	(927)
10/26/2017	Bank of America Merrill Lynch	125,000	GBP	169,177	USD	167,854	(1,323)
10/26/2017	Bank of America Merrill Lynch	500,000	GBP	676,708	USD	671,415	(5,293)
10/26/2017	Bank of America Merrill Lynch	364,980,280	HUF	1,400,000	USD	1,390,476	(9,524)
10/26/2017	Bank of America Merrill Lynch	4,209,082	ILS	1,200,000	USD	1,192,587	(7,413)
10/26/2017	Bank of America Merrill Lynch	214,000,000	INR	3,288,008	USD	3,264,706	(23,302)
10/26/2017	Bank of America Merrill Lynch	18,034,400	JPY	200,000	CAD	160,425	(473)
10/26/2017	Bank of America Merrill Lynch	18,087,480	JPY	200,000	CAD	160,897	(8)
10/26/2017	Bank of America Merrill Lynch	144,044,500	JPY	1,250,000	CHF	1,281,345	(3,776)
10/26/2017	Bank of America Merrill Lynch	26,574,920	JPY	200,000	EUR	236,397	(12)
10/26/2017	Bank of America Merrill Lynch	18,927,250	JPY	125,000	GBP	168,367	(1,208)
10/26/2017	Bank of America Merrill Lynch	18,769,975	JPY	125,000	GBP	166,968	(492)
10/26/2017	Bank of America Merrill Lynch	48,258,420	JPY	600,000	NZD	429,282	(1,265)
10/26/2017	Bank of America Merrill Lynch	12,500,000	JPY	111,856	USD	111,194	(662)
10/26/2017	Bank of America Merrill Lynch	50,000,000	JPY	445,142	USD	444,774	(368)
10/26/2017	Bank of America Merrill Lynch	25,500,000	MXN	1,424,723	USD	1,397,909	(26,814)
10/26/2017	Bank of America Merrill Lynch	11,500,000	MXN	642,522	USD	630,429	(12,093)
10/26/2017	Bank of America Merrill Lynch	2,000,000	NZD	162,932,800	JPY	1,445,024	(7,993)
10/26/2017	Bank of America Merrill Lynch	600,000	NZD	48,879,840	JPY	433,507	(2,398)
10/26/2017	Bank of America Merrill Lynch	2,100,000	NZD	1,526,205	USD	1,517,275	(8,930)
10/26/2017	Bank of America Merrill Lynch	100,000	NZD	71,961	USD	72,251	290
10/26/2017	Bank of America Merrill Lynch	5,031,503	PLN	1,400,000	USD	1,380,740	(19,260)
10/26/2017	Bank of America Merrill Lynch	718,786	PLN	200,000	USD	197,249	(2,751)
10/26/2017	Bank of America Merrill Lynch	366,035	PLN	100,000	USD	100,447	447
10/26/2017	Bank of America Merrill Lynch	103,736,160	RUB	1,800,000	USD	1,794,031	(5,969)
10/26/2017	Bank of America Merrill Lynch	40,341,840	RUB	700,000	USD	697,679	(2,321)
10/26/2017	Bank of America Merrill Lynch	1,191,936	SEK	125,000	EUR	146,245	(2,429)
10/26/2017	Bank of America Merrill Lynch	14,883,670	SEK	14,500,000	NOK	1,826,158	(30,328)
10/26/2017	Bank of America Merrill Lynch	12,014,652	SEK	1,500,000	USD	1,474,142	(25,858)
10/26/2017	Bank of America Merrill Lynch	4,322,806	SGD	3,200,000	USD	3,184,278	(15,722)
10/26/2017	Bank of America Merrill Lynch	715,175	TRY	200,000	USD	199,537	(463)
10/26/2017	Bank of America Merrill Lynch	358,237	TRY	100,000	USD	99,950	(50)
10/26/2017	Bank of America Merrill Lynch	16,119,311	ZAR	1,200,000	USD	1,188,611	(11,389)
10/26/2017	Bank of America Merrill Lynch	1,822,048,000	KRW	1,600,000	USD	1,591,386	(8,614)
10/26/2017	Bank of America Merrill Lynch	7,845,642	BRL	2,445,039	USD	2,468,826	23,787
12/20/2017	Bank of America Merrill Lynch	119,000	AUD	95,517	USD	93,283	(2,234)
12/20/2017	Bank of America Merrill Lynch	17,239	AUD	13,769	USD	13,514	(255)
12/20/2017	Bank of America Merrill Lynch	80,983	AUD	64,682	USD	63,482	(1,200)
12/20/2017	Bank of America Merrill Lynch	123,879	AUD	99,365	USD	97,108	(2,257)
12/20/2017	Bank of America Merrill Lynch	123,879	AUD	99,323	USD	97,108	(2,215)
12/20/2017	Bank of America Merrill Lynch	123,879	AUD	99,316	USD	97,108	(2,208)
12/20/2017	Bank of America Merrill Lynch	123,879	AUD	99,308	USD	97,108	(2,200)
12/20/2017	Bank of America Merrill Lynch	123,879	AUD	99,306	USD	97,108	(2,198)
12/20/2017	Bank of America Merrill Lynch	61,453	AUD	49,262	USD	48,172	(1,090)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,504	USD	102,937	(1,567)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,454	USD	102,937	(1,517)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,475	USD	102,937	(1,538)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,473	USD	102,937	(1,536)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,469	USD	102,937	(1,532)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,496	USD	102,937	(1,559)
12/20/2017	Bank of America Merrill Lynch	131,311	AUD	104,489	USD	102,934	(1,555)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,555	USD	102,937	(1,618)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,529	USD	102,937	(1,592)
12/20/2017	Bank of America Merrill Lynch	131,315	AUD	104,488	USD	102,937	(1,551)
12/20/2017	Bank of America Merrill Lynch	54,690	AUD	43,540	USD	42,871	(669)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,950	USD	10,786	(164)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,945	USD	10,786	(159)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,947	USD	10,786	(161)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,947	USD	10,786	(161)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,946	USD	10,786	(160)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,949	USD	10,786	(163)
12/20/2017	Bank of America Merrill Lynch	13,761	AUD	10,950	USD	10,787	(163)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,955	USD	10,785	(170)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,952	USD	10,785	(167)
12/20/2017	Bank of America Merrill Lynch	13,759	AUD	10,948	USD	10,785	(163)
12/20/2017	Bank of America Merrill Lynch	5,732	AUD	4,563	USD	4,493	(70)
12/20/2017	Bank of America Merrill Lynch	120,442	AUD	95,610	USD	94,413	(1,197)
12/20/2017	Bank of America Merrill Lynch	240,883	AUD	191,121	USD	188,826	(2,295)
12/20/2017	Bank of America Merrill Lynch	240,883	AUD	191,098	USD	188,827	(2,271)
12/20/2017	Bank of America Merrill Lynch	240,883	AUD	191,165	USD	188,827	(2,338)
12/20/2017	Bank of America Merrill Lynch	240,883	AUD	191,221	USD	188,826	(2,395)
12/20/2017	Bank of America Merrill Lynch	120,442	AUD	95,590	USD	94,414	(1,176)
12/20/2017	Bank of America Merrill Lynch	18,707	AUD	14,845	USD	14,664	(181)
12/20/2017	Bank of America Merrill Lynch	17,967	AUD	14,263	USD	14,084	(179)
12/20/2017	Bank of America Merrill Lynch	35,935	AUD	28,511	USD	28,169	(342)
12/20/2017	Bank of America Merrill Lynch	35,935	AUD	28,508	USD	28,169	(339)
12/20/2017	Bank of America Merrill Lynch	35,935	AUD	28,518	USD	28,169	(349)
12/20/2017	Bank of America Merrill Lynch	35,935	AUD	28,526	USD	28,169	(357)
12/20/2017	Bank of America Merrill Lynch	17,967	AUD	14,260	USD	14,084	(176)
12/20/2017	Bank of America Merrill Lynch	2,794	AUD	2,217	USD	2,190	(27)
12/20/2017	Bank of America Merrill Lynch	90,550	AUD	71,312	USD	70,982	(330)
12/20/2017	Bank of America Merrill Lynch	221,823	CAD	182,185	USD	177,461	(4,724)
12/20/2017	Bank of America Merrill Lynch	221,824	CAD	182,270	USD	177,462	(4,808)
12/20/2017	Bank of America Merrill Lynch	110,912	CAD	91,131	USD	88,731	(2,400)
12/20/2017	Bank of America Merrill Lynch	221,822	CAD	182,195	USD	177,461	(4,734)
12/20/2017	Bank of America Merrill Lynch	202,934	CAD	166,821	USD	162,350	(4,471)
12/20/2017	Bank of America Merrill Lynch	65,361	CAD	53,682	USD	52,290	(1,392)
12/20/2017	Bank of America Merrill Lynch	65,360	CAD	53,705	USD	52,289	(1,416)
12/20/2017	Bank of America Merrill Lynch	32,680	CAD	26,851	USD	26,144	(707)
12/20/2017	Bank of America Merrill Lynch	65,362	CAD	53,685	USD	52,290	(1,395)
12/20/2017	Bank of America Merrill Lynch	59,795	CAD	49,154	USD	47,837	(1,317)
12/20/2017	Bank of America Merrill Lynch	81,532	CAD	67,070	USD	65,227	(1,843)
12/20/2017	Bank of America Merrill Lynch	81,532	CAD	66,976	USD	65,227	(1,749)
12/20/2017	Bank of America Merrill Lynch	81,531	CAD	67,108	USD	65,226	(1,882)
12/20/2017	Bank of America Merrill Lynch	81,532	CAD	66,976	USD	65,227	(1,749)
12/20/2017	Bank of America Merrill Lynch	73,581	CAD	60,551	USD	58,866	(1,685)
12/20/2017	Bank of America Merrill Lynch	50,997	CAD	41,951	USD	40,798	(1,153)
12/20/2017	Bank of America Merrill Lynch	50,996	CAD	41,892	USD	40,797	(1,095)
12/20/2017	Bank of America Merrill Lynch	50,997	CAD	41,976	USD	40,798	(1,178)
12/20/2017	Bank of America Merrill Lynch	50,997	CAD	41,892	USD	40,798	(1,094)
12/20/2017	Bank of America Merrill Lynch	46,024	CAD	37,874	USD	36,820	(1,054)
12/20/2017	Bank of America Merrill Lynch	118,461	CAD	96,347	USD	94,770	(1,577)
12/20/2017	Bank of America Merrill Lynch	118,461	CAD	96,284	USD	94,770	(1,514)
12/20/2017	Bank of America Merrill Lynch	118,461	CAD	96,301	USD	94,770	(1,531)
12/20/2017	Bank of America Merrill Lynch	66,311	CAD	53,916	USD	53,050	(866)
12/20/2017	Bank of America Merrill Lynch	75,027	CAD	61,021	USD	60,022	(999)
12/20/2017	Bank of America Merrill Lynch	75,027	CAD	60,982	USD	60,023	(959)
12/20/2017	Bank of America Merrill Lynch	75,027	CAD	60,992	USD	60,023	(969)
12/20/2017	Bank of America Merrill Lynch	42,001	CAD	34,150	USD	33,601	(549)
12/20/2017	Bank of America Merrill Lynch	53,986	CAD	43,861	USD	43,189	(672)
12/20/2017	Bank of America Merrill Lynch	16,921	CAD	13,745	USD	13,537	(208)
12/20/2017	Bank of America Merrill Lynch	69,342	CAD	56,337	USD	55,474	(863)
12/20/2017	Bank of America Merrill Lynch	21,736	CAD	17,656	USD	17,389	(267)
12/20/2017	Bank of America Merrill Lynch	92,815	CAD	75,310	USD	74,253	(1,057)
12/20/2017	Bank of America Merrill Lynch	92,815	CAD	75,310	USD	74,253	(1,057)
12/20/2017	Bank of America Merrill Lynch	92,817	CAD	75,226	USD	74,255	(971)
12/20/2017	Bank of America Merrill Lynch	92,815	CAD	75,241	USD	74,253	(988)
12/20/2017	Bank of America Merrill Lynch	92,816	CAD	75,347	USD	74,254	(1,093)
12/20/2017	Bank of America Merrill Lynch	146,202	CAD	118,651	USD	116,964	(1,687)
12/20/2017	Bank of America Merrill Lynch	45,891	CAD	37,236	USD	36,713	(523)
12/20/2017	Bank of America Merrill Lynch	45,891	CAD	37,236	USD	36,713	(523)
12/20/2017	Bank of America Merrill Lynch	45,889	CAD	37,192	USD	36,712	(480)
12/20/2017	Bank of America Merrill Lynch	45,890	CAD	37,201	USD	36,713	(488)
12/20/2017	Bank of America Merrill Lynch	45,891	CAD	37,254	USD	36,713	(541)
12/20/2017	Bank of America Merrill Lynch	72,286	CAD	58,664	USD	57,830	(834)
12/20/2017	Bank of America Merrill Lynch	21,487	CAD	17,353	USD	17,190	(163)
12/20/2017	Bank of America Merrill Lynch	32,230	CAD	26,038	USD	25,784	(254)
12/20/2017	Bank of America Merrill Lynch	10,743	CAD	8,681	USD	8,594	(87)
12/20/2017	Bank of America Merrill Lynch	10,743	CAD	8,680	USD	8,594	(86)
12/20/2017	Bank of America Merrill Lynch	10,746	CAD	8,680	USD	8,597	(83)
12/20/2017	Bank of America Merrill Lynch	364	CAD	294	USD	291	(3)
12/20/2017	Bank of America Merrill Lynch	212,473	CAD	171,589	USD	169,981	(1,608)
12/20/2017	Bank of America Merrill Lynch	318,710	CAD	257,482	USD	254,972	(2,510)
12/20/2017	Bank of America Merrill Lynch	106,237	CAD	85,850	USD	84,991	(859)
12/20/2017	Bank of America Merrill Lynch	106,237	CAD	85,841	USD	84,991	(850)
12/20/2017	Bank of America Merrill Lynch	106,233	CAD	85,812	USD	84,988	(824)
12/20/2017	Bank of America Merrill Lynch	3,603	CAD	2,908	USD	2,882	(26)
12/20/2017	Bank of America Merrill Lynch	101,017	CAD	81,691	USD	80,815	(876)
12/20/2017	Bank of America Merrill Lynch	101,017	CAD	81,467	USD	80,815	(652)
12/20/2017	Bank of America Merrill Lynch	101,017	CAD	81,467	USD	80,815	(652)
12/20/2017	Bank of America Merrill Lynch	101,017	CAD	81,507	USD	80,815	(692)
12/20/2017	Bank of America Merrill Lynch	101,019	CAD	81,615	USD	80,817	(798)
12/20/2017	Bank of America Merrill Lynch	43,963	CAD	35,490	USD	35,171	(319)
12/20/2017	Bank of America Merrill Lynch	6,747	CAD	5,456	USD	5,397	(59)
12/20/2017	Bank of America Merrill Lynch	6,747	CAD	5,441	USD	5,397	(44)
12/20/2017	Bank of America Merrill Lynch	6,747	CAD	5,441	USD	5,397	(44)
12/20/2017	Bank of America Merrill Lynch	6,747	CAD	5,444	USD	5,398	(46)
12/20/2017	Bank of America Merrill Lynch	6,746	CAD	5,450	USD	5,397	(53)
12/20/2017	Bank of America Merrill Lynch	2,937	CAD	2,371	USD	2,350	(21)
12/20/2017	Bank of America Merrill Lynch	119,325	CAD	95,943	USD	95,461	(482)
12/20/2017	Bank of America Merrill Lynch	1,201,229,283	CLP	1,934,534	USD	1,875,500	(59,034)
12/20/2017	Bank of America Merrill Lynch	5,489,586	CLP	8,808	USD	8,571	(237)
12/20/2017	Bank of America Merrill Lynch	804,045	CLP	1,282	USD	1,255	(27)
12/20/2017	Bank of America Merrill Lynch	1,776,409	CLP	2,824	USD	2,774	(50)
12/20/2017	Bank of America Merrill Lynch	228,224	CLP	364	USD	356	(8)
12/20/2017	Bank of America Merrill Lynch	460,059	CLP	736	USD	718	(18)
12/20/2017	Bank of America Merrill Lynch	928,125	CLP	1,485	USD	1,449	(36)
12/20/2017	Bank of America Merrill Lynch	2,652,036	CLP	4,215	USD	4,141	(74)
12/20/2017	Bank of America Merrill Lynch	34,956,118	CZK	1,629,912	USD	1,599,264	(30,648)
12/20/2017	Bank of America Merrill Lynch	16,317	CZK	752	USD	747	(5)
12/20/2017	Bank of America Merrill Lynch	28,476	CZK	1,317	USD	1,303	(14)
12/20/2017	Bank of America Merrill Lynch	143,529	CZK	6,580	USD	6,567	(13)
12/20/2017	Bank of America Merrill Lynch	22,369	CZK	1,035	USD	1,023	(12)
12/20/2017	Bank of America Merrill Lynch	60,802	CZK	2,789	USD	2,782	(7)
12/20/2017	Bank of America Merrill Lynch	102,583	CZK	4,669	USD	4,693	24
12/20/2017	Bank of America Merrill Lynch	93,000	EUR	112,151	USD	110,460	(1,691)
12/20/2017	Bank of America Merrill Lynch	63,000	EUR	75,860	USD	74,828	(1,032)
12/20/2017	Bank of America Merrill Lynch	2,213,436	EUR	2,663,064	USD	2,628,987	(34,077)
12/20/2017	Bank of America Merrill Lynch	59,000	EUR	70,765	USD	70,077	(688)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,080	USD	18,846	(234)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,072	USD	18,846	(226)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,074	USD	18,846	(228)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,074	USD	18,846	(228)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,076	USD	18,846	(230)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,077	USD	18,846	(231)
12/20/2017	Bank of America Merrill Lynch	15,870	EUR	19,082	USD	18,849	(233)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,083	USD	18,846	(237)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,085	USD	18,846	(239)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,080	USD	18,846	(234)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,090	USD	18,846	(244)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,107	USD	18,846	(261)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,115	USD	18,846	(269)
12/20/2017	Bank of America Merrill Lynch	15,867	EUR	19,112	USD	18,846	(266)
12/20/2017	Bank of America Merrill Lynch	12,291	EUR	14,798	USD	14,598	(200)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,709	USD	76,755	(954)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,677	USD	76,755	(922)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,684	USD	76,755	(929)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,684	USD	76,755	(929)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,691	USD	76,755	(936)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,697	USD	76,755	(942)
12/20/2017	Bank of America Merrill Lynch	64,614	EUR	77,691	USD	76,745	(946)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,719	USD	76,755	(964)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,728	USD	76,755	(973)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,710	USD	76,755	(955)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,750	USD	76,755	(995)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,820	USD	76,755	(1,065)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,850	USD	76,755	(1,095)
12/20/2017	Bank of America Merrill Lynch	64,623	EUR	77,837	USD	76,755	(1,082)
12/20/2017	Bank of America Merrill Lynch	50,038	EUR	60,245	USD	59,432	(813)
12/20/2017	Bank of America Merrill Lynch	56,417	EUR	67,323	USD	67,009	(314)
12/20/2017	Bank of America Merrill Lynch	56,417	EUR	67,334	USD	67,009	(325)
12/20/2017	Bank of America Merrill Lynch	43,798	EUR	52,258	USD	52,021	(237)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,283	USD	123,158	(1,125)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,297	USD	123,158	(1,139)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,294	USD	123,158	(1,136)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,279	USD	123,158	(1,121)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,254	USD	123,158	(1,096)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,259	USD	123,158	(1,101)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,255	USD	123,158	(1,097)
12/20/2017	Bank of America Merrill Lynch	103,691	EUR	124,290	USD	123,158	(1,132)
12/20/2017	Bank of America Merrill Lynch	17,082	EUR	20,475	USD	20,289	(186)
12/20/2017	Bank of America Merrill Lynch	90,837	EUR	108,234	USD	107,891	(343)
12/20/2017	Bank of America Merrill Lynch	181,674	EUR	216,455	USD	215,781	(674)
12/20/2017	Bank of America Merrill Lynch	181,674	EUR	216,386	USD	215,782	(604)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,622	USD	323,672	(950)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,666	USD	323,672	(994)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,628	USD	323,672	(956)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,653	USD	323,672	(981)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,721	USD	323,672	(1,049)
12/20/2017	Bank of America Merrill Lynch	272,508	EUR	324,704	USD	323,669	(1,035)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,609	USD	323,672	(937)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,609	USD	323,672	(937)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,509	USD	323,673	(836)
12/20/2017	Bank of America Merrill Lynch	272,511	EUR	324,450	USD	323,672	(778)
12/20/2017	Bank of America Merrill Lynch	181,674	EUR	216,239	USD	215,782	(457)
12/20/2017	Bank of America Merrill Lynch	90,837	EUR	108,080	USD	107,891	(189)
12/20/2017	Bank of America Merrill Lynch	90,837	EUR	108,085	USD	107,891	(194)
12/20/2017	Bank of America Merrill Lynch	37,336	EUR	44,429	USD	44,345	(84)
12/20/2017	Bank of America Merrill Lynch	251,729	EUR	298,068	USD	298,989	921
12/20/2017	Bank of America Merrill Lynch	251,729	EUR	298,096	USD	298,989	893
12/20/2017	Bank of America Merrill Lynch	251,729	EUR	298,114	USD	298,989	875
12/20/2017	Bank of America Merrill Lynch	251,729	EUR	298,078	USD	298,989	911
12/20/2017	Bank of America Merrill Lynch	251,729	EUR	298,108	USD	298,989	881
12/20/2017	Bank of America Merrill Lynch	69,541	EUR	82,346	USD	82,597	251
12/20/2017	Bank of America Merrill Lynch	105,857	EUR	124,819	USD	125,731	912
12/20/2017	Bank of America Merrill Lynch	211,713	EUR	249,655	USD	251,460	1,805
12/20/2017	Bank of America Merrill Lynch	105,857	EUR	124,801	USD	125,731	930
12/20/2017	Bank of America Merrill Lynch	105,857	EUR	124,787	USD	125,731	944
12/20/2017	Bank of America Merrill Lynch	105,857	EUR	124,759	USD	125,731	972
12/20/2017	Bank of America Merrill Lynch	78,487	EUR	92,491	USD	93,222	731
12/20/2017	Bank of America Merrill Lynch	68,099	EUR	80,563	USD	80,884	321
12/20/2017	Bank of America Merrill Lynch	68,099	EUR	80,560	USD	80,884	324
12/20/2017	Bank of America Merrill Lynch	68,099	EUR	80,540	USD	80,884	344
12/20/2017	Bank of America Merrill Lynch	41,225	EUR	48,750	USD	48,964	214
12/20/2017	Bank of America Merrill Lynch	53,000	GBP	70,108	USD	71,291	1,183
12/20/2017	Bank of America Merrill Lynch	68,000	GBP	90,765	USD	91,468	703
12/20/2017	Bank of America Merrill Lynch	65,000	GBP	87,323	USD	87,432	109
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,938	USD	108,158	220
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,953	USD	108,158	205
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,965	USD	108,158	193
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,966	USD	108,158	192
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,970	USD	108,158	188
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,976	USD	108,158	182
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,986	USD	108,158	172
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,987	USD	108,158	171
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	108,016	USD	108,158	142
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	108,014	USD	108,158	144
12/20/2017	Bank of America Merrill Lynch	80,402	GBP	107,984	USD	108,150	166
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,992	USD	108,158	166
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,976	USD	108,158	182
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,988	USD	108,158	170
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	107,996	USD	108,158	162
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	108,014	USD	108,158	144
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	108,069	USD	108,158	89
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	108,107	USD	108,158	51
12/20/2017	Bank of America Merrill Lynch	80,408	GBP	108,117	USD	108,158	41
12/20/2017	Bank of America Merrill Lynch	46,340	GBP	62,311	USD	62,333	22
12/20/2017	Bank of America Merrill Lynch	68,000	GBP	92,534	USD	91,468	(1,066)
12/20/2017	Bank of America Merrill Lynch	75,169	GBP	102,501	USD	101,111	(1,390)
12/20/2017	Bank of America Merrill Lynch	75,169	GBP	102,483	USD	101,111	(1,372)
12/20/2017	Bank of America Merrill Lynch	7,069	GBP	9,635	USD	9,509	(126)
12/20/2017	Bank of America Merrill Lynch	15,874	GBP	21,615	USD	21,352	(263)
12/20/2017	Bank of America Merrill Lynch	52,194	GBP	71,071	USD	70,207	(864)
12/20/2017	Bank of America Merrill Lynch	1,565	GBP	2,109	USD	2,105	(4)
12/20/2017	Bank of America Merrill Lynch	782	GBP	1,054	USD	1,052	(2)
12/20/2017	Bank of America Merrill Lynch	782	GBP	1,054	USD	1,052	(2)
12/20/2017	Bank of America Merrill Lynch	391	GBP	527	USD	526	(1)
12/20/2017	Bank of America Merrill Lynch	137,913	GBP	185,876	USD	185,509	(367)
12/20/2017	Bank of America Merrill Lynch	68,957	GBP	92,945	USD	92,755	(190)
12/20/2017	Bank of America Merrill Lynch	68,957	GBP	92,918	USD	92,755	(163)
12/20/2017	Bank of America Merrill Lynch	34,316	GBP	46,239	USD	46,159	(80)
12/20/2017	Bank of America Merrill Lynch	76,872	GBP	103,184	USD	103,401	217
12/20/2017	Bank of America Merrill Lynch	76,872	GBP	103,176	USD	103,402	226
12/20/2017	Bank of America Merrill Lynch	76,872	GBP	103,144	USD	103,401	257
12/20/2017	Bank of America Merrill Lynch	23,230	GBP	31,169	USD	31,247	78
12/20/2017	Bank of America Merrill Lynch	10,233	GBP	13,736	USD	13,765	29
12/20/2017	Bank of America Merrill Lynch	10,233	GBP	13,735	USD	13,765	30
12/20/2017	Bank of America Merrill Lynch	10,233	GBP	13,730	USD	13,764	34
12/20/2017	Bank of America Merrill Lynch	3,095	GBP	4,153	USD	4,163	10
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,317	USD	101,375	58
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,322	USD	101,375	53
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,287	USD	101,375	88
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,297	USD	101,374	77
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,296	USD	101,375	79
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,307	USD	101,374	67
12/20/2017	Bank of America Merrill Lynch	75,365	GBP	101,297	USD	101,375	78
12/20/2017	Bank of America Merrill Lynch	18,537	GBP	24,925	USD	24,934	9
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,123	USD	11,129	6
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,124	USD	11,129	5
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,120	USD	11,129	9
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,121	USD	11,129	8
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,121	USD	11,129	8
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,122	USD	11,129	7
12/20/2017	Bank of America Merrill Lynch	8,274	GBP	11,121	USD	11,129	8
12/20/2017	Bank of America Merrill Lynch	2,042	GBP	2,746	USD	2,747	1
12/20/2017	Bank of America Merrill Lynch	428,783	HKD	55,000	USD	55,011	11
12/20/2017	Bank of America Merrill Lynch	452,479,959	HUF	1,790,475	USD	1,729,017	(61,458)
12/20/2017	Bank of America Merrill Lynch	264,405	HUF	1,034	USD	1,010	(24)
12/20/2017	Bank of America Merrill Lynch	1,473,238	HUF	5,709	USD	5,630	(79)
12/20/2017	Bank of America Merrill Lynch	236,525	HUF	925	USD	904	(21)
12/20/2017	Bank of America Merrill Lynch	3,211,879	HUF	12,358	USD	12,273	(85)
12/20/2017	Bank of America Merrill Lynch	763,043	HUF	2,932	USD	2,916	(16)
12/20/2017	Bank of America Merrill Lynch	337,696	HUF	1,287	USD	1,290	3
12/20/2017	Bank of America Merrill Lynch	699,694	HUF	2,661	USD	2,674	13
12/20/2017	Bank of America Merrill Lynch	407,877	HUF	1,556	USD	1,559	3
12/20/2017	Bank of America Merrill Lynch	7,861,696	ILS	2,247,749	USD	2,232,170	(15,579)
12/20/2017	Bank of America Merrill Lynch	10,318	ILS	2,928	USD	2,930	2
12/20/2017	Bank of America Merrill Lynch	8,536	ILS	2,422	USD	2,424	2
12/20/2017	Bank of America Merrill Lynch	11,358	ILS	3,240	USD	3,225	(15)
12/20/2017	Bank of America Merrill Lynch	10,967	ILS	3,136	USD	3,114	(22)
12/20/2017	Bank of America Merrill Lynch	24,363	ILS	6,929	USD	6,917	(12)
12/20/2017	Bank of America Merrill Lynch	6,669	ILS	1,889	USD	1,893	4
12/20/2017	Bank of America Merrill Lynch	7,090	ILS	2,014	USD	2,013	(1)
12/20/2017	Bank of America Merrill Lynch	35,633	ILS	10,142	USD	10,117	(25)
12/20/2017	Bank of America Merrill Lynch	650,922,221	INR	10,094,634	USD	9,870,333	(224,301)
12/20/2017	Bank of America Merrill Lynch	1,611,630	INR	24,927	USD	24,438	(489)
12/20/2017	Bank of America Merrill Lynch	2,755,332	INR	42,608	USD	41,781	(827)
12/20/2017	Bank of America Merrill Lynch	368,564	INR	5,680	USD	5,589	(91)
12/20/2017	Bank of America Merrill Lynch	1,475,486	INR	22,659	USD	22,374	(285)
12/20/2017	Bank of America Merrill Lynch	1,693,519	INR	25,764	USD	25,680	(84)
12/20/2017	Bank of America Merrill Lynch	1,242,026	INR	18,995	USD	18,834	(161)
12/20/2017	Bank of America Merrill Lynch	2,092,493	INR	31,754	USD	31,730	(24)
12/20/2017	Bank of America Merrill Lynch	1,259,465	INR	19,024	USD	19,098	74
12/20/2017	Bank of America Merrill Lynch	224,505	INR	3,378	USD	3,404	26
12/20/2017	Bank of America Merrill Lynch	381,949	INR	5,790	USD	5,792	2
12/20/2017	Bank of America Merrill Lynch	13,502,025	JPY	124,531	USD	120,450	(4,081)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,204	USD	86,250	(1,954)
12/20/2017	Bank of America Merrill Lynch	9,668,318	JPY	88,226	USD	86,250	(1,976)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,231	USD	86,250	(1,981)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,231	USD	86,250	(1,981)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,195	USD	86,250	(1,945)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,205	USD	86,250	(1,955)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,190	USD	86,250	(1,940)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,182	USD	86,250	(1,932)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,174	USD	86,250	(1,924)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,178	USD	86,250	(1,928)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,170	USD	86,250	(1,920)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,171	USD	86,250	(1,921)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,169	USD	86,250	(1,919)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,172	USD	86,250	(1,922)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,172	USD	86,250	(1,922)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,179	USD	86,250	(1,929)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,175	USD	86,250	(1,925)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,202	USD	86,250	(1,952)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,201	USD	86,250	(1,951)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,223	USD	86,250	(1,973)
12/20/2017	Bank of America Merrill Lynch	9,668,311	JPY	88,223	USD	86,250	(1,973)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,265	USD	86,250	(2,015)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,273	USD	86,250	(2,023)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,217	USD	86,250	(1,967)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,187	USD	86,250	(1,937)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,185	USD	86,250	(1,935)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,217	USD	86,250	(1,967)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,220	USD	86,250	(1,970)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,242	USD	86,250	(1,992)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,245	USD	86,250	(1,995)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,253	USD	86,250	(2,003)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,319	USD	86,250	(2,069)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,294	USD	86,250	(2,044)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,290	USD	86,250	(2,040)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,345	USD	86,250	(2,095)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,329	USD	86,250	(2,079)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,338	USD	86,250	(2,088)
12/20/2017	Bank of America Merrill Lynch	9,668,311	JPY	88,316	USD	86,250	(2,066)
12/20/2017	Bank of America Merrill Lynch	9,668,319	JPY	88,300	USD	86,250	(2,050)
12/20/2017	Bank of America Merrill Lynch	5,031,877	JPY	45,956	USD	44,889	(1,067)
12/20/2017	Bank of America Merrill Lynch	17,954,397	JPY	163,630	USD	160,170	(3,460)
12/20/2017	Bank of America Merrill Lynch	115,428	JPY	1,053	USD	1,030	(23)
12/20/2017	Bank of America Merrill Lynch	6,270,063	JPY	57,143	USD	55,935	(1,208)
12/20/2017	Bank of America Merrill Lynch	40,310	JPY	368	USD	360	(8)
12/20/2017	Bank of America Merrill Lynch	2,640,353	JPY	23,762	USD	23,554	(208)
12/20/2017	Bank of America Merrill Lynch	2,640,353	JPY	23,773	USD	23,554	(219)
12/20/2017	Bank of America Merrill Lynch	2,640,355	JPY	23,775	USD	23,554	(221)
12/20/2017	Bank of America Merrill Lynch	2,640,353	JPY	23,713	USD	23,554	(159)
12/20/2017	Bank of America Merrill Lynch	5,280,707	JPY	47,474	USD	47,109	(365)
12/20/2017	Bank of America Merrill Lynch	5,280,707	JPY	47,460	USD	47,109	(351)
12/20/2017	Bank of America Merrill Lynch	5,280,707	JPY	47,457	USD	47,109	(348)
12/20/2017	Bank of America Merrill Lynch	5,280,707	JPY	47,450	USD	47,109	(341)
12/20/2017	Bank of America Merrill Lynch	1,556,342	JPY	13,986	USD	13,884	(102)
12/20/2017	Bank of America Merrill Lynch	9,460,215	JPY	85,140	USD	84,394	(746)
12/20/2017	Bank of America Merrill Lynch	9,460,215	JPY	85,178	USD	84,394	(784)
12/20/2017	Bank of America Merrill Lynch	9,460,212	JPY	85,186	USD	84,394	(792)
12/20/2017	Bank of America Merrill Lynch	9,460,215	JPY	84,963	USD	84,394	(569)
12/20/2017	Bank of America Merrill Lynch	18,920,429	JPY	170,095	USD	168,787	(1,308)
12/20/2017	Bank of America Merrill Lynch	18,920,429	JPY	170,047	USD	168,787	(1,260)
12/20/2017	Bank of America Merrill Lynch	18,920,429	JPY	170,034	USD	168,787	(1,247)
12/20/2017	Bank of America Merrill Lynch	18,920,429	JPY	170,008	USD	168,787	(1,221)
12/20/2017	Bank of America Merrill Lynch	5,576,253	JPY	50,111	USD	49,745	(366)
12/20/2017	Bank of America Merrill Lynch	7,135,015	JPY	64,305	USD	63,651	(654)
12/20/2017	Bank of America Merrill Lynch	5,362,014	JPY	48,342	USD	47,834	(508)
12/20/2017	Bank of America Merrill Lynch	7,859,681	JPY	70,836	USD	70,116	(720)
12/20/2017	Bank of America Merrill Lynch	5,906,606	JPY	53,252	USD	52,692	(560)
12/20/2017	Bank of America Merrill Lynch	11,783,890	JPY	105,413	USD	105,123	(290)
12/20/2017	Bank of America Merrill Lynch	11,783,890	JPY	105,345	USD	105,123	(222)
12/20/2017	Bank of America Merrill Lynch	11,783,890	JPY	105,393	USD	105,123	(270)
12/20/2017	Bank of America Merrill Lynch	11,437,807	JPY	102,340	USD	102,036	(304)
12/20/2017	Bank of America Merrill Lynch	12,474,204	JPY	112,195	USD	111,281	(914)
12/20/2017	Bank of America Merrill Lynch	24,948,407	JPY	224,405	USD	222,563	(1,842)
12/20/2017	Bank of America Merrill Lynch	24,948,407	JPY	224,437	USD	222,563	(1,874)
12/20/2017	Bank of America Merrill Lynch	24,948,403	JPY	224,151	USD	222,563	(1,588)
12/20/2017	Bank of America Merrill Lynch	24,948,407	JPY	224,283	USD	222,563	(1,720)
12/20/2017	Bank of America Merrill Lynch	37,422,609	JPY	336,417	USD	333,844	(2,573)
12/20/2017	Bank of America Merrill Lynch	24,948,407	JPY	224,163	USD	222,563	(1,600)
12/20/2017	Bank of America Merrill Lynch	24,948,407	JPY	224,208	USD	222,563	(1,645)
12/20/2017	Bank of America Merrill Lynch	24,948,407	JPY	224,214	USD	222,563	(1,651)
12/20/2017	Bank of America Merrill Lynch	24,948,402	JPY	224,256	USD	222,563	(1,693)
12/20/2017	Bank of America Merrill Lynch	18,896,628	JPY	169,706	USD	168,575	(1,131)
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,948	USD	96,044	96
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,938	USD	96,044	106
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,897	USD	96,044	147
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,883	USD	96,044	161
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,899	USD	96,044	145
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,920	USD	96,044	124
12/20/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,936	USD	96,044	108
12/20/2017	Bank of America Merrill Lynch	210,226	JPY	1,873	USD	1,875	2
12/20/2017	Bank of America Merrill Lynch	3,158,518,410	KRW	2,799,782	USD	2,760,750	(39,032)
12/20/2017	Bank of America Merrill Lynch	3,999,268	KRW	3,552	USD	3,496	(56)
12/20/2017	Bank of America Merrill Lynch	15,505,314	KRW	13,698	USD	13,553	(145)
12/20/2017	Bank of America Merrill Lynch	19,500,713	KRW	17,235	USD	17,045	(190)
12/20/2017	Bank of America Merrill Lynch	185,412,786	KRW	164,785	USD	162,063	(2,722)
12/20/2017	Bank of America Merrill Lynch	113,357,884	KRW	100,776	USD	99,082	(1,694)
12/20/2017	Bank of America Merrill Lynch	48,091,502	KRW	42,657	USD	42,035	(622)
12/20/2017	Bank of America Merrill Lynch	311,792,718	KRW	276,314	USD	272,527	(3,787)
12/20/2017	Bank of America Merrill Lynch	186,072,341	KRW	164,835	USD	162,639	(2,196)
12/20/2017	Bank of America Merrill Lynch	18,606,574	KRW	164,835	USD	162,634	(2,201)
12/20/2017	Bank of America Merrill Lynch	186,128,904	KRW	164,834	USD	162,689	(2,145)
12/20/2017	Bank of America Merrill Lynch	14,002,442	KRW	12,421	USD	12,239	(182)
12/20/2017	Bank of America Merrill Lynch	12,597,194	KRW	11,132	USD	11,011	(121)
12/20/2017	Bank of America Merrill Lynch	19,261,300	KRW	16,973	USD	16,836	(137)
12/20/2017	Bank of America Merrill Lynch	16,886,066	NOK	2,191,272	USD	2,125,392	(65,880)
12/20/2017	Bank of America Merrill Lynch	26,253	NOK	3,350	USD	3,304	(46)
12/20/2017	Bank of America Merrill Lynch	733,216	NOK	93,732	USD	92,287	(1,445)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,735	USD	92,222	(1,513)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,726	USD	92,222	(1,504)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,729	USD	92,222	(1,507)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,694	NOK	93,616	USD	92,222	(1,394)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,454	USD	92,222	(1,232)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,565	USD	92,222	(1,343)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,639	USD	92,222	(1,417)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,643	USD	92,222	(1,421)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,619	USD	92,222	(1,397)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,644	USD	92,222	(1,422)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,650	USD	92,222	(1,428)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,609	USD	92,222	(1,387)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,618	USD	92,222	(1,396)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,627	USD	92,222	(1,405)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,713	USD	92,222	(1,491)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,616	USD	92,222	(1,394)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,623	USD	92,222	(1,401)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,655	USD	92,222	(1,433)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,584	USD	92,222	(1,362)
12/20/2017	Bank of America Merrill Lynch	732,699	NOK	93,602	USD	92,222	(1,380)
12/20/2017	Bank of America Merrill Lynch	732,676	NOK	93,639	USD	92,220	(1,419)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,631	USD	92,222	(1,409)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,710	USD	92,222	(1,488)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,742	USD	92,222	(1,520)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,740	USD	92,222	(1,518)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,730	USD	92,222	(1,508)
12/20/2017	Bank of America Merrill Lynch	732,698	NOK	93,617	USD	92,222	(1,395)
12/20/2017	Bank of America Merrill Lynch	599,524	NOK	76,659	USD	75,460	(1,199)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,291	USD	7,173	(118)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,290	USD	7,173	(117)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,290	USD	7,173	(117)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,269	USD	7,173	(96)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,277	USD	7,173	(104)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,283	USD	7,173	(110)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,283	USD	7,173	(110)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,284	USD	7,173	(111)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,284	USD	7,173	(111)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,289	USD	7,173	(116)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,281	USD	7,173	(108)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,284	USD	7,173	(111)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,279	USD	7,173	(106)
12/20/2017	Bank of America Merrill Lynch	56,987	NOK	7,280	USD	7,173	(107)
12/20/2017	Bank of America Merrill Lynch	57,003	NOK	7,285	USD	7,175	(110)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,283	USD	7,173	(110)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,289	USD	7,173	(116)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,291	USD	7,173	(118)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,291	USD	7,173	(118)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,290	USD	7,173	(117)
12/20/2017	Bank of America Merrill Lynch	56,988	NOK	7,282	USD	7,173	(109)
12/20/2017	Bank of America Merrill Lynch	46,630	NOK	5,962	USD	5,869	(93)
12/20/2017	Bank of America Merrill Lynch	32,586	NOK	4,135	USD	4,101	(34)
12/20/2017	Bank of America Merrill Lynch	872,101	NOK	110,825	USD	109,768	(1,057)
12/20/2017	Bank of America Merrill Lynch	1,329,376	NOK	169,782	USD	167,324	(2,458)
12/20/2017	Bank of America Merrill Lynch	743,134	NOK	95,403	USD	93,535	(1,868)
12/20/2017	Bank of America Merrill Lynch	234,020	NOK	30,043	USD	29,455	(588)
12/20/2017	Bank of America Merrill Lynch	131,694	NOK	16,891	USD	16,576	(315)
12/20/2017	Bank of America Merrill Lynch	230,186	NOK	29,608	USD	28,972	(636)
12/20/2017	Bank of America Merrill Lynch	35,532	NOK	4,554	USD	4,472	(82)
12/20/2017	Bank of America Merrill Lynch	36,049	NOK	4,593	USD	4,537	(56)
12/20/2017	Bank of America Merrill Lynch	797,197	NOK	102,129	USD	100,340	(1,789)
12/20/2017	Bank of America Merrill Lynch	465,641	NOK	59,639	USD	58,609	(1,030)
12/20/2017	Bank of America Merrill Lynch	818,359	NOK	103,486	USD	103,004	(482)
12/20/2017	Bank of America Merrill Lynch	818,360	NOK	103,287	USD	103,004	(283)
12/20/2017	Bank of America Merrill Lynch	538,222	NOK	67,897	USD	67,744	(153)
12/20/2017	Bank of America Merrill Lynch	10,923	NOK	1,374	USD	1,375	1
12/20/2017	Bank of America Merrill Lynch	81,991	NOK	10,313	USD	10,320	7
12/20/2017	Bank of America Merrill Lynch	20,392	NOK	2,568	USD	2,567	(1)
12/20/2017	Bank of America Merrill Lynch	1,734,192	NOK	218,332	USD	218,277	(55)
12/20/2017	Bank of America Merrill Lynch	606,758	NOK	76,342	USD	76,371	29
12/20/2017	Bank of America Merrill Lynch	154,135	NZD	112,163	USD	111,248	(915)
12/20/2017	Bank of America Merrill Lynch	154,135	NZD	112,165	USD	111,248	(917)
12/20/2017	Bank of America Merrill Lynch	20,602	NZD	14,996	USD	14,870	(126)
12/20/2017	Bank of America Merrill Lynch	3,136	NZD	2,282	USD	2,263	(19)
12/20/2017	Bank of America Merrill Lynch	3,136	NZD	2,282	USD	2,263	(19)
12/20/2017	Bank of America Merrill Lynch	420	NZD	306	USD	303	(3)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,521	USD	97,750	(771)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,523	USD	97,750	(773)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,480	USD	97,750	(730)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,446	USD	97,750	(696)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,453	USD	97,750	(703)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,451	USD	97,750	(701)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,543	USD	97,750	(793)
12/20/2017	Bank of America Merrill Lynch	135,424	NZD	98,530	USD	97,743	(787)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,624	USD	97,750	(874)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,632	USD	97,750	(882)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,713	USD	97,750	(963)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,647	USD	97,750	(897)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,628	USD	97,750	(878)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,693	USD	97,750	(943)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,715	USD	97,750	(965)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,646	USD	97,750	(896)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,659	USD	97,750	(909)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,632	USD	97,750	(882)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,657	USD	97,750	(907)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,596	USD	97,750	(846)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,649	USD	97,750	(899)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,679	USD	97,750	(929)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,425	USD	97,740	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,661	USD	97,750	(911)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,656	USD	97,750	(906)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,669	USD	97,750	(919)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,656	USD	97,750	(906)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,620	USD	97,750	(870)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,571	USD	97,750	(821)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,420	USD	97,736	(684)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,420	USD	97,735	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,433	NZD	98,435	USD	97,750	(685)
12/20/2017	Bank of America Merrill Lynch	135,425	NZD	98,155	USD	97,744	(411)
12/20/2017	Bank of America Merrill Lynch	583,655	NZD	424,207	USD	421,257	(2,950)
12/20/2017	Bank of America Merrill Lynch	135,431	NZD	98,187	USD	97,748	(439)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,425	USD	6,375	(50)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,426	USD	6,375	(51)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,423	USD	6,375	(48)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,421	USD	6,375	(46)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,421	USD	6,375	(46)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,421	USD	6,375	(46)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,427	USD	6,375	(52)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,429	USD	6,377	(52)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,432	USD	6,375	(57)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,433	USD	6,375	(58)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,438	USD	6,375	(63)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,434	USD	6,375	(59)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,433	USD	6,375	(58)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,437	USD	6,375	(62)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,438	USD	6,375	(63)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,434	USD	6,375	(59)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,435	USD	6,375	(60)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,433	USD	6,375	(58)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,434	USD	6,375	(59)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,430	USD	6,375	(55)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,434	USD	6,375	(59)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,436	USD	6,375	(61)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,423	USD	6,378	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,435	USD	6,375	(60)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,434	USD	6,375	(59)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,435	USD	6,375	(60)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,434	USD	6,375	(59)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,432	USD	6,375	(57)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,429	USD	6,375	(54)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,429	USD	6,375	(54)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,424	USD	6,379	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,833	NZD	6,420	USD	6,375	(45)
12/20/2017	Bank of America Merrill Lynch	8,835	NZD	6,404	USD	6,377	(27)
12/20/2017	Bank of America Merrill Lynch	38,067	NZD	27,667	USD	27,475	(192)
12/20/2017	Bank of America Merrill Lynch	8,834	NZD	6,405	USD	6,376	(29)
12/20/2017	Bank of America Merrill Lynch	247,537	NZD	179,141	USD	178,662	(479)
12/20/2017	Bank of America Merrill Lynch	87,718	NZD	63,429	USD	63,311	(118)
12/20/2017	Bank of America Merrill Lynch	397,184	NZD	290,715	USD	286,670	(4,045)
12/20/2017	Bank of America Merrill Lynch	24,982	NZD	18,285	USD	18,031	(254)
12/20/2017	Bank of America Merrill Lynch	133,073	NZD	96,535	USD	96,046	(489)
12/20/2017	Bank of America Merrill Lynch	133,073	NZD	96,520	USD	96,046	(474)
12/20/2017	Bank of America Merrill Lynch	133,073	NZD	96,572	USD	96,046	(526)
12/20/2017	Bank of America Merrill Lynch	133,073	NZD	96,586	USD	96,046	(540)
12/20/2017	Bank of America Merrill Lynch	133,073	NZD	96,606	USD	96,046	(560)
12/20/2017	Bank of America Merrill Lynch	107,167	NZD	77,816	USD	77,349	(467)
12/20/2017	Bank of America Merrill Lynch	7,254	NZD	5,262	USD	5,235	(27)
12/20/2017	Bank of America Merrill Lynch	7,254	NZD	5,261	USD	5,235	(26)
12/20/2017	Bank of America Merrill Lynch	7,254	NZD	5,264	USD	5,235	(29)
12/20/2017	Bank of America Merrill Lynch	7,254	NZD	5,265	USD	5,235	(30)
12/20/2017	Bank of America Merrill Lynch	7,254	NZD	5,266	USD	5,235	(31)
12/20/2017	Bank of America Merrill Lynch	5,846	NZD	4,245	USD	4,219	(26)
12/20/2017	Bank of America Merrill Lynch	123,051	NZD	89,979	USD	88,813	(1,166)
12/20/2017	Bank of America Merrill Lynch	114,406	NZD	83,668	USD	82,573	(1,095)
12/20/2017	Bank of America Merrill Lynch	23,225	NZD	17,019	USD	16,763	(256)
12/20/2017	Bank of America Merrill Lynch	220	NZD	161	USD	158	(3)
12/20/2017	Bank of America Merrill Lynch	35,404	NZD	25,943	USD	25,553	(390)
12/20/2017	Bank of America Merrill Lynch	336	NZD	246	USD	242	(4)
12/20/2017	Bank of America Merrill Lynch	146,859	NZD	106,084	USD	105,996	(88)
12/20/2017	Bank of America Merrill Lynch	146,859	NZD	105,877	USD	105,996	119
12/20/2017	Bank of America Merrill Lynch	146,859	NZD	105,838	USD	105,997	159
12/20/2017	Bank of America Merrill Lynch	89,494	NZD	64,547	USD	64,593	46
12/20/2017	Bank of America Merrill Lynch	84,345	NZD	60,568	USD	60,877	309
12/20/2017	Bank of America Merrill Lynch	1,392	NZD	1,003	USD	1,005	2
12/20/2017	Bank of America Merrill Lynch	1,316,076	PHP	25,658	USD	25,794	136
12/20/2017	Bank of America Merrill Lynch	44,790	PHP	873	USD	878	5
12/20/2017	Bank of America Merrill Lynch	22,878	PHP	446	USD	448	2
12/20/2017	Bank of America Merrill Lynch	150,397	PHP	2,939	USD	2,947	8
12/20/2017	Bank of America Merrill Lynch	1,212,925	PHP	23,853	USD	23,772	(81)
12/20/2017	Bank of America Merrill Lynch	6,737,346	PLN	1,905,520	USD	1,849,371	(56,149)
12/20/2017	Bank of America Merrill Lynch	4,713	PLN	1,320	USD	1,294	(26)
12/20/2017	Bank of America Merrill Lynch	28,491	PLN	7,913	USD	7,821	(92)
12/20/2017	Bank of America Merrill Lynch	7,132	PLN	2,004	USD	1,958	(46)
12/20/2017	Bank of America Merrill Lynch	61,285	PLN	17,015	USD	16,822	(193)
12/20/2017	Bank of America Merrill Lynch	14,395	PLN	4,009	USD	3,951	(58)
12/20/2017	Bank of America Merrill Lynch	12,968	PLN	3,573	USD	3,560	(13)
12/20/2017	Bank of America Merrill Lynch	104,673,842	RUB	1,802,434	USD	1,792,208	(10,226)
12/20/2017	Bank of America Merrill Lynch	157,314	RUB	2,677	USD	2,693	16
12/20/2017	Bank of America Merrill Lynch	394,921	RUB	6,741	USD	6,762	21
12/20/2017	Bank of America Merrill Lynch	568,213	RUB	9,728	USD	9,729	1
12/20/2017	Bank of America Merrill Lynch	50,292	RUB	855	USD	861	6
12/20/2017	Bank of America Merrill Lynch	554,495	RUB	9,411	USD	9,494	83
12/20/2017	Bank of America Merrill Lynch	115,809	RUB	1,991	USD	1,983	(8)
12/20/2017	Bank of America Merrill Lynch	37,642	RUB	645	USD	644	(1)
12/20/2017	Bank of America Merrill Lynch	379,911	RUB	6,448	USD	6,505	57
12/20/2017	Bank of America Merrill Lynch	332,941	RUB	5,652	USD	5,701	49
12/20/2017	Bank of America Merrill Lynch	190,482	RUB	3,254	USD	3,261	7
12/20/2017	Bank of America Merrill Lynch	18,675,788	SEK	2,348,003	USD	2,299,430	(48,573)
12/20/2017	Bank of America Merrill Lynch	387,184	SEK	48,726	USD	47,671	(1,055)
12/20/2017	Bank of America Merrill Lynch	19,608	SEK	2,472	USD	2,414	(58)
12/20/2017	Bank of America Merrill Lynch	75,255	SEK	9,442	USD	9,266	(176)
12/20/2017	Bank of America Merrill Lynch	227,362	SEK	28,762	USD	27,994	(768)
12/20/2017	Bank of America Merrill Lynch	137,165	SEK	17,250	USD	16,888	(362)
12/20/2017	Bank of America Merrill Lynch	58,893	SEK	7,380	USD	7,251	(129)
12/20/2017	Bank of America Merrill Lynch	72,803	SEK	9,123	USD	8,964	(159)
12/20/2017	Bank of America Merrill Lynch	269,681	SEK	34,023	USD	33,204	(819)
12/20/2017	Bank of America Merrill Lynch	66,286	SEK	8,362	USD	8,161	(201)
12/20/2017	Bank of America Merrill Lynch	1,237,153	SEK	156,079	USD	152,322	(3,757)
12/20/2017	Bank of America Merrill Lynch	304,079	SEK	38,360	USD	37,439	(921)
12/20/2017	Bank of America Merrill Lynch	31,823	SEK	3,985	USD	3,918	(67)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,337	USD	106,937	(2,400)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,339	USD	106,937	(2,402)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,325	USD	106,937	(2,388)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,284	USD	106,937	(2,347)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,288	USD	106,937	(2,351)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,283	USD	106,937	(2,346)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,305	USD	106,937	(2,368)
12/20/2017	Bank of America Merrill Lynch	868,533	SEK	109,296	USD	106,937	(2,359)
12/20/2017	Bank of America Merrill Lynch	441,837	SEK	55,600	USD	54,400	(1,200)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,492	USD	9,284	(208)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,492	USD	9,284	(208)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,491	USD	9,284	(207)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,488	USD	9,284	(204)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,488	USD	9,284	(204)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,488	USD	9,284	(204)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,489	USD	9,284	(205)
12/20/2017	Bank of America Merrill Lynch	75,402	SEK	9,489	USD	9,284	(205)
12/20/2017	Bank of America Merrill Lynch	38,367	SEK	4,828	USD	4,724	(104)
12/20/2017	Bank of America Merrill Lynch	62,965	SEK	7,776	USD	7,752	(24)
12/20/2017	Bank of America Merrill Lynch	99,614	SEK	12,303	USD	12,265	(38)
12/20/2017	Bank of America Merrill Lynch	3,549,163	SGD	2,656,545	USD	2,616,025	(40,520)
12/20/2017	Bank of America Merrill Lynch	403,426	SGD	300,109	USD	297,358	(2,751)
12/20/2017	Bank of America Merrill Lynch	17,235	SGD	12,823	USD	12,703	(120)
12/20/2017	Bank of America Merrill Lynch	426,050	SGD	317,045	USD	314,034	(3,011)
12/20/2017	Bank of America Merrill Lynch	8,379	SGD	6,234	USD	6,176	(58)
12/20/2017	Bank of America Merrill Lynch	15,520	SGD	11,537	USD	11,439	(98)
12/20/2017	Bank of America Merrill Lynch	145,480	SGD	108,219	USD	107,231	(988)
12/20/2017	Bank of America Merrill Lynch	25,084	SGD	18,657	USD	18,489	(168)
12/20/2017	Bank of America Merrill Lynch	24,490	SGD	18,144	USD	18,051	(93)
12/20/2017	Bank of America Merrill Lynch	278,521	SGD	206,708	USD	205,293	(1,415)
12/20/2017	Bank of America Merrill Lynch	5,457	SGD	4,057	USD	4,022	(35)
12/20/2017	Bank of America Merrill Lynch	4,755	SGD	3,524	USD	3,505	(19)
12/20/2017	Bank of America Merrill Lynch	33,914	SGD	25,032	USD	24,997	(35)
12/20/2017	Bank of America Merrill Lynch	11,585	SGD	8,510	USD	8,539	29
12/20/2017	Bank of America Merrill Lynch	4,333	SGD	3,192	USD	3,194	2
12/20/2017	Bank of America Merrill Lynch	4,799,510	TRY	1,376,284	USD	1,317,760	(58,524)
12/20/2017	Bank of America Merrill Lynch	337,181	TRY	96,681	USD	92,577	(4,104)
12/20/2017	Bank of America Merrill Lynch	223,326	TRY	63,291	USD	61,316	(1,975)
12/20/2017	Bank of America Merrill Lynch	8,507	TRY	2,403	USD	2,336	(67)
12/20/2017	Bank of America Merrill Lynch	18,555	TRY	5,227	USD	5,094	(133)
12/20/2017	Bank of America Merrill Lynch	3,307	TRY	937	USD	908	(29)
12/20/2017	Bank of America Merrill Lynch	49,436	TRY	13,735	USD	13,573	(162)
12/20/2017	Bank of America Merrill Lynch	8,266	TRY	2,291	USD	2,269	(22)
12/20/2017	Bank of America Merrill Lynch	21,750	TRY	5,949	USD	5,972	23
12/20/2017	Bank of America Merrill Lynch	8,881	TRY	2,442	USD	2,438	(4)
12/20/2017	Bank of America Merrill Lynch	137,879,684	TWD	4,643,586	USD	4,565,759	(77,827)
12/20/2017	Bank of America Merrill Lynch	88,277	TWD	2,952	USD	2,923	(29)
12/20/2017	Bank of America Merrill Lynch	323,957	TWD	10,851	USD	10,728	(123)
12/20/2017	Bank of America Merrill Lynch	115,308	TWD	3,844	USD	3,818	(26)
12/20/2017	Bank of America Merrill Lynch	101,466	TWD	3,378	USD	3,360	(18)
12/20/2017	Bank of America Merrill Lynch	250,932	TWD	8,316	USD	8,309	(7)
12/20/2017	Bank of America Merrill Lynch	654,269	TWD	21,577	USD	21,666	89
12/20/2017	Bank of America Merrill Lynch	283,787	TWD	9,381	USD	9,397	16
12/20/2017	Bank of America Merrill Lynch	20,385,418	ZAR	1,565,734	USD	1,489,938	(75,796)
12/20/2017	Bank of America Merrill Lynch	1,229,937	ZAR	94,467	USD	89,894	(4,573)
12/20/2017	Bank of America Merrill Lynch	129,929	ZAR	9,980	USD	9,496	(484)
12/20/2017	Bank of America Merrill Lynch	39,792	ZAR	3,028	USD	2,908	(120)
12/20/2017	Bank of America Merrill Lynch	33,440	ZAR	2,511	USD	2,444	(67)
12/20/2017	Bank of America Merrill Lynch	6,174	ZAR	463	USD	451	(12)
12/20/2017	Bank of America Merrill Lynch	45,263	ZAR	3,383	USD	3,308	(75)
12/20/2017	Bank of America Merrill Lynch	31,037	ZAR	2,310	USD	2,268	(42)
12/20/2017	Bank of America Merrill Lynch	79,523	ZAR	5,884	USD	5,812	(72)
12/20/2017	Bank of America Merrill Lynch	10,577	ZAR	791	USD	773	(18)
12/20/2017	Bank of America Merrill Lynch	11,860	ZAR	866	USD	867	1
12/21/2017	Bank of America Merrill Lynch	3,605,196	KRW	3,189	USD	3,151	(38)
12/21/2017	Bank of America Merrill Lynch	9,891,031	KRW	8,772	USD	8,645	(127)
							(2,280,562)

To Sell:
10/2/2017	Bank of America Merrill Lynch	62,500	CAD	5,651,925	JPY	49,974	179
10/2/2017	Bank of America Merrill Lynch	137,500	CAD	12,427,777	JPY	109,943	336
10/2/2017	Bank of America Merrill Lynch	10,000	CAD	8,009	USD	7,996	13
10/2/2017	Bank of America Merrill Lynch	10,000	CAD	7,994	USD	7,996	(2)
10/2/2017	Bank of America Merrill Lynch	58,394	CAD	46,667	USD	46,691	(24)
10/2/2017	Bank of America Merrill Lynch	241,606	CAD	193,068	USD	193,184	(116)
10/2/2017	Bank of America Merrill Lynch	192,639	CAD	154,300	USD	154,031	269
10/2/2017	Bank of America Merrill Lynch	107,361	CAD	85,990	USD	85,844	146
10/2/2017	Bank of America Merrill Lynch	119,325	CAD	95,898	USD	95,410	488
10/2/2017	Bank of America Merrill Lynch	10,000	CHF	10,297	USD	10,335	(38)
10/2/2017	Bank of America Merrill Lynch	10,000	CHF	10,289	NZD	10,335	(46)
10/2/2017	Bank of America Merrill Lynch	10,000	CHF	10,286	USD	10,335	(49)
10/2/2017	Bank of America Merrill Lynch	10,000	CHF	10,286	USD	10,335	(49)
10/2/2017	Bank of America Merrill Lynch	10,000	CHF	10,282	USD	10,335	(53)
10/2/2017	Bank of America Merrill Lynch	10,000	CHF	10,268	USD	10,335	(67)
10/2/2017	Bank of America Merrill Lynch	250,000	CHF	257,959	USD	258,371	(412)
10/2/2017	Bank of America Merrill Lynch	46,153	EUR	6,111,828	JPY	54,562	(328)
10/2/2017	Bank of America Merrill Lynch	153,847	EUR	20,370,620	JPY	181,878	(1,118)
10/2/2017	Bank of America Merrill Lynch	105,857	EUR	124,291	USD	125,144	(853)
10/2/2017	Bank of America Merrill Lynch	211,713	EUR	248,600	USD	250,287	(1,687)
10/2/2017	Bank of America Merrill Lynch	105,857	EUR	124,273	USD	125,144	(871)
10/2/2017	Bank of America Merrill Lynch	105,857	EUR	124,259	USD	125,144	(885)
10/2/2017	Bank of America Merrill Lynch	105,857	EUR	124,231	USD	125,144	(913)
10/2/2017	Bank of America Merrill Lynch	78,487	EUR	92,100	USD	92,787	(687)
10/2/2017	Bank of America Merrill Lynch	210,000	EUR	247,340	USD	248,262	(922)
10/2/2017	Bank of America Merrill Lynch	76,872	GBP	102,945	USD	103,135	(190)
10/2/2017	Bank of America Merrill Lynch	76,872	GBP	102,937	USD	103,135	(198)
10/2/2017	Bank of America Merrill Lynch	76,872	GBP	102,905	USD	103,135	(230)
10/2/2017	Bank of America Merrill Lynch	23,230	GBP	31,097	USD	31,167	(70)
10/2/2017	Bank of America Merrill Lynch	10,233	GBP	13,704	USD	13,729	(25)
10/2/2017	Bank of America Merrill Lynch	10,233	GBP	13,703	USD	13,729	(26)
10/2/2017	Bank of America Merrill Lynch	10,233	GBP	13,699	USD	13,729	(30)
10/2/2017	Bank of America Merrill Lynch	3,095	GBP	4,143	USD	4,152	(9)
10/2/2017	Bank of America Merrill Lynch	10,000	GBP	13,363	USD	13,417	(54)
10/2/2017	Bank of America Merrill Lynch	10,000	GBP	13,441	USD	13,417	24
10/2/2017	Bank of America Merrill Lynch	10,000	GBP	13,443	USD	13,417	26
10/2/2017	Bank of America Merrill Lynch	10,000	GBP	13,444	USD	13,416	28
10/2/2017	Bank of America Merrill Lynch	20,000	GBP	26,895	USD	26,833	62
10/2/2017	Bank of America Merrill Lynch	18,104,640	JPY	200,000	CAD	160,837	(917)
10/2/2017	Bank of America Merrill Lynch	26,571,060	JPY	200,000	EUR	236,051	429
10/2/2017	Bank of America Merrill Lynch	55,042,542	JPY	487,843	USD	488,985	(1,142)
10/2/2017	Bank of America Merrill Lynch	42,720,995	JPY	378,637	USD	379,523	(886)
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,890	USD	8,884	6
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,888	USD	8,884	4
10/2/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,773	USD	17,768	5
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,885	USD	8,884	1
10/2/2017	Bank of America Merrill Lynch	3,000,000	JPY	26,649	USD	26,651	(2)
10/2/2017	Bank of America Merrill Lynch	3,000,000	JPY	26,647	USD	26,651	(4)
10/2/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,737	USD	17,767	(30)
10/2/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,737	USD	17,768	(31)
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,868	USD	8,884	(16)
10/2/2017	Bank of America Merrill Lynch	3,000,000	JPY	26,602	USD	26,651	(49)
10/2/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,733	USD	17,767	(34)
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,866	USD	8,884	(18)
10/2/2017	Bank of America Merrill Lynch	5,000,000	JPY	44,326	USD	44,419	(93)
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,865	USD	8,884	(19)
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,865	USD	8,884	(19)
10/2/2017	Bank of America Merrill Lynch	5,000,000	JPY	44,305	USD	44,419	(114)
10/2/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,860	USD	8,884	(24)
10/2/2017	Bank of America Merrill Lynch	3,000,000	JPY	26,576	USD	26,651	(75)
10/2/2017	Bank of America Merrill Lynch	50,000,000	JPY	444,641	USD	444,188	453
10/2/2017	Bank of America Merrill Lynch	80,000	MXN	4,400	USD	4,405	(5)
10/2/2017	Bank of America Merrill Lynch	70,000	MXN	3,845	USD	3,855	(10)
10/2/2017	Bank of America Merrill Lynch	81,991	NOK	10,296	USD	10,300	(4)
10/2/2017	Bank of America Merrill Lynch	1,400,000	NOK	176,043	USD	175,873	170
10/2/2017	Bank of America Merrill Lynch	84,345	NZD	60,661	USD	60,973	(312)
10/2/2017	Bank of America Merrill Lynch	60,000	NZD	43,285	USD	43,374	(89)
10/2/2017	Bank of America Merrill Lynch	80,000	PLN	21,856	USD	21,954	(98)
10/2/2017	Bank of America Merrill Lynch	5,784,851	RUB	100,000	USD	100,506	(506)
10/2/2017	Bank of America Merrill Lynch	2,214,753	SEK	271,658	USD	271,338	320
10/2/2017	Bank of America Merrill Lynch	259,122	SEK	31,784	USD	31,746	38
10/2/2017	Bank of America Merrill Lynch	730,000	SEK	89,608	USD	89,435	173
10/2/2017	Bank of America Merrill Lynch	90,000	TRY	25,313	USD	25,309	4
10/2/2017	Bank of America Merrill Lynch	355,735	TRY	100,000	USD	100,035	(35)
10/2/2017	Bank of America Merrill Lynch	189	TRY	53	USD	53	-
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,219	USD	2,222	(3)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,219	USD	2,222	(3)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,219	USD	2,222	(3)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,219	USD	2,222	(3)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,218	USD	2,222	(4)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,218	USD	2,222	(4)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,957	USD	2,962	(5)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,218	USD	2,222	(4)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,216	USD	2,222	(6)
10/2/2017	Bank of America Merrill Lynch	40,000	ZAR	2,954	USD	2,962	(8)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,215	USD	2,222	(7)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,215	USD	2,222	(7)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,215	USD	2,222	(7)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,213	USD	2,222	(9)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,212	USD	2,222	(10)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,211	USD	2,222	(11)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,211	USD	2,222	(11)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,209	USD	2,222	(13)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,209	USD	2,222	(13)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,208	USD	2,222	(14)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,208	USD	2,222	(14)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,208	USD	2,222	(14)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,208	USD	2,222	(14)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,207	USD	2,222	(15)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,207	USD	2,222	(15)
10/2/2017	Bank of America Merrill Lynch	40,000	ZAR	2,941	USD	2,962	(21)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,206	USD	2,222	(16)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,205	USD	2,222	(17)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,205	USD	2,222	(17)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,204	USD	2,222	(18)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,203	USD	2,222	(19)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,202	USD	2,222	(20)
10/2/2017	Bank of America Merrill Lynch	1,020,000	ZAR	74,852	USD	75,542	(690)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,200	USD	2,222	(22)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,200	USD	2,222	(22)
10/2/2017	Bank of America Merrill Lynch	40,000	ZAR	2,930	USD	2,962	(32)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,197	USD	2,222	(25)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,197	USD	2,222	(25)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,190	USD	2,222	(32)
10/2/2017	Bank of America Merrill Lynch	30,000	ZAR	2,189	USD	2,222	(33)
10/3/2017	Bank of America Merrill Lynch	2,927,486	AUD	2,290,810	USD	2,296,967	(6,157)
10/3/2017	Bank of America Merrill Lynch	40,000	AUD	31,318	USD	31,385	(67)
10/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,830	USD	7,846	(16)
10/3/2017	Bank of America Merrill Lynch	34,988	AUD	27,353	USD	27,452	(99)
10/3/2017	Bank of America Merrill Lynch	65,012	AUD	50,826	USD	51,010	(184)
10/3/2017	Bank of America Merrill Lynch	99,387	BRL	31,743	USD	31,408	335
10/3/2017	Bank of America Merrill Lynch	14,685	BRL	4,744	USD	4,641	103
10/3/2017	Bank of America Merrill Lynch	28,587	BRL	9,232	USD	9,034	198
10/3/2017	Bank of America Merrill Lynch	78,789	BRL	25,018	USD	24,898	120
10/3/2017	Bank of America Merrill Lynch	215,291	BRL	68,860	USD	68,034	826
10/3/2017	Bank of America Merrill Lynch	53,488	BRL	17,120	USD	16,903	217
10/3/2017	Bank of America Merrill Lynch	8,733	BRL	2,787	USD	2,760	27
10/3/2017	Bank of America Merrill Lynch	211,468	BRL	67,458	USD	66,826	632
10/3/2017	Bank of America Merrill Lynch	118,069	BRL	37,317	USD	37,311	6
10/3/2017	Bank of America Merrill Lynch	7,845,642	BRL	2,454,985	USD	2,479,310	(24,325)
10/3/2017	Bank of America Merrill Lynch	1,117	BRL	353	USD	353	-
10/3/2017	Bank of America Merrill Lynch	7,723	BRL	2,438	USD	2,441	(3)
10/3/2017	Bank of America Merrill Lynch	8,173	BRL	2,580	USD	2,583	(3)
10/3/2017	Bank of America Merrill Lynch	9,864	BRL	3,114	USD	3,117	(3)
10/3/2017	Bank of America Merrill Lynch	10,613	BRL	3,350	USD	3,354	(4)
10/3/2017	Bank of America Merrill Lynch	13,260	BRL	4,186	USD	4,190	(4)
10/3/2017	Bank of America Merrill Lynch	27,991	BRL	8,836	USD	8,846	(10)
10/3/2017	Bank of America Merrill Lynch	36,267	BRL	11,448	USD	11,461	(13)
10/3/2017	Bank of America Merrill Lynch	42,733	BRL	13,489	USD	13,504	(15)
10/3/2017	Bank of America Merrill Lynch	116,159	BRL	36,666	USD	36,707	(41)
10/3/2017	Bank of America Merrill Lynch	296,253	BRL	93,514	USD	93,619	(105)
10/3/2017	Bank of America Merrill Lynch	8,103,986	BRL	2,558,076	USD	2,560,950	(2,874)
10/3/2017	Bank of America Merrill Lynch	20,000	CHF	20,667	USD	20,674	(7)
10/3/2017	Bank of America Merrill Lynch	20,000	CHF	20,657	USD	20,674	(17)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,322	USD	10,337	(15)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,321	USD	10,337	(16)
10/3/2017	Bank of America Merrill Lynch	30,000	CHF	30,959	USD	31,011	(52)
10/3/2017	Bank of America Merrill Lynch	20,000	CHF	20,637	USD	20,674	(37)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,318	USD	10,337	(19)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,315	USD	10,337	(22)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,315	USD	10,337	(22)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,314	USD	10,337	(23)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,312	USD	10,337	(25)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,310	USD	10,337	(27)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,306	USD	10,337	(31)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,305	USD	10,337	(32)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,305	USD	10,337	(32)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,304	USD	10,337	(33)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,304	USD	10,337	(33)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,301	USD	10,337	(36)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,297	USD	10,337	(40)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,297	USD	10,337	(40)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,297	USD	10,337	(40)
10/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,295	USD	10,337	(42)
10/3/2017	Bank of America Merrill Lynch	350,000	CHF	43,930	USD	43,971	(41)
10/3/2017	Bank of America Merrill Lynch	310,000	CHF	85,046	USD	85,072	(26)
10/3/2017	Bank of America Merrill Lynch	50,000	EUR	58,949	USD	59,120	(171)
10/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,791	USD	11,824	(33)
10/3/2017	Bank of America Merrill Lynch	20,000	EUR	23,591	USD	23,648	(57)
10/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,798	USD	11,824	(26)
10/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,800	USD	11,824	(24)
10/3/2017	Bank of America Merrill Lynch	30,000	EUR	35,402	USD	35,472	(70)
10/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,801	USD	11,824	(23)
10/3/2017	Bank of America Merrill Lynch	20,000	EUR	23,603	USD	23,648	(45)
10/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,803	USD	11,824	(21)
10/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,803	USD	11,824	(21)
10/3/2017	Bank of America Merrill Lynch	30,000	EUR	35,412	USD	35,472	(60)
10/3/2017	Bank of America Merrill Lynch	20,000	EUR	23,612	USD	23,648	(36)
10/3/2017	Bank of America Merrill Lynch	30,000	EUR	35,443	USD	35,472	(29)
10/3/2017	Bank of America Merrill Lynch	20,000	EUR	23,631	USD	23,648	(17)
10/3/2017	Bank of America Merrill Lynch	60,000	EUR	70,907	USD	70,944	(37)
10/3/2017	Bank of America Merrill Lynch	20,000	EUR	23,638	USD	23,648	(10)
10/3/2017	Bank of America Merrill Lynch	30,000	EUR	35,462	USD	35,472	(10)
10/3/2017	Bank of America Merrill Lynch	30,000	EUR	35,470	USD	35,472	(2)
10/3/2017	Bank of America Merrill Lynch	20,000	EUR	23,649	USD	23,648	1
10/3/2017	Bank of America Merrill Lynch	68,099	EUR	80,230	USD	80,520	(290)
10/3/2017	Bank of America Merrill Lynch	68,099	EUR	80,227	USD	80,520	(293)
10/3/2017	Bank of America Merrill Lynch	68,099	EUR	80,207	USD	80,520	(313)
10/3/2017	Bank of America Merrill Lynch	41,225	EUR	48,549	USD	48,744	(195)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,358	USD	13,418	(60)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,718	USD	26,836	(118)
10/3/2017	Bank of America Merrill Lynch	30,000	GBP	40,080	USD	40,254	(174)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,362	USD	13,418	(56)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,732	USD	26,836	(104)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,733	USD	26,836	(103)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,737	USD	26,836	(99)
10/3/2017	Bank of America Merrill Lynch	30,000	GBP	40,107	USD	40,253	(146)
10/3/2017	Bank of America Merrill Lynch	40,000	GBP	53,498	USD	53,671	(173)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,375	USD	13,418	(43)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,761	USD	26,836	(75)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,765	USD	26,836	(71)
10/3/2017	Bank of America Merrill Lynch	30,000	GBP	40,149	USD	40,254	(105)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,383	USD	13,418	(35)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,384	USD	13,418	(34)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,385	USD	13,418	(33)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,774	USD	26,836	(62)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,777	USD	26,836	(59)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,778	USD	26,836	(58)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,783	USD	26,836	(53)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,783	USD	26,836	(53)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,392	USD	13,418	(26)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,393	USD	13,418	(25)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,790	USD	26,836	(46)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,398	USD	13,418	(20)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,399	USD	13,418	(19)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,803	USD	26,836	(33)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,805	USD	26,836	(31)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,805	USD	26,836	(31)
10/3/2017	Bank of America Merrill Lynch	30,000	GBP	40,209	USD	40,254	(45)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,810	USD	26,836	(26)
10/3/2017	Bank of America Merrill Lynch	30,000	GBP	40,216	USD	40,254	(38)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,406	USD	13,418	(12)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,412	USD	13,418	(6)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,413	USD	13,418	(5)
10/3/2017	Bank of America Merrill Lynch	20,000	GBP	26,832	USD	26,836	(4)
10/3/2017	Bank of America Merrill Lynch	10,000	GBP	13,420	USD	13,418	2
10/3/2017	Bank of America Merrill Lynch	108,552	GBP	145,557	USD	145,654	(97)
10/3/2017	Bank of America Merrill Lynch	78,948	GBP	105,858	USD	105,931	(73)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,092	USD	101,124	(32)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,097	USD	101,124	(27)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,062	USD	101,124	(62)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,073	USD	101,124	(51)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,071	USD	101,124	(53)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,083	USD	101,124	(41)
10/3/2017	Bank of America Merrill Lynch	75,365	GBP	101,072	USD	101,124	(52)
10/3/2017	Bank of America Merrill Lynch	18,537	GBP	24,870	USD	24,873	(3)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,099	USD	11,102	(3)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,099	USD	11,102	(3)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,095	USD	11,102	(7)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,096	USD	11,102	(6)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,096	USD	11,102	(6)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,097	USD	11,102	(5)
10/3/2017	Bank of America Merrill Lynch	8,274	GBP	11,096	USD	11,102	(6)
10/3/2017	Bank of America Merrill Lynch	2,042	GBP	2,740	USD	2,740	-
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,899	USD	8,885	14
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,892	USD	8,885	7
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,889	USD	8,885	4
10/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,766	USD	17,770	(4)
10/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,766	USD	17,770	(4)
10/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,764	USD	17,770	(6)
10/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,764	USD	17,770	(6)
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,879	USD	8,885	(6)
10/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,872	USD	8,885	(13)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,616	USD	95,659	(43)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,606	USD	95,659	(53)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,564	USD	95,659	(95)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,550	USD	95,659	(109)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,566	USD	95,659	(93)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,587	USD	95,659	(72)
10/3/2017	Bank of America Merrill Lynch	10,766,186	JPY	95,603	USD	95,659	(56)
10/3/2017	Bank of America Merrill Lynch	210,226	JPY	1,866	USD	1,868	(2)
10/3/2017	Bank of America Merrill Lynch	80,000	MXN	4,410	USD	4,403	7
10/3/2017	Bank of America Merrill Lynch	2,430,000	MXN	133,723	USD	133,746	(23)
10/3/2017	Bank of America Merrill Lynch	70,000	MXN	3,851	USD	3,853	(2)
10/3/2017	Bank of America Merrill Lynch	60,000	MXN	3,300	USD	3,302	(2)
10/3/2017	Bank of America Merrill Lynch	60,000	MXN	3,299	USD	3,302	(3)
10/3/2017	Bank of America Merrill Lynch	80,000	MXN	4,399	USD	4,403	(4)
10/3/2017	Bank of America Merrill Lynch	40,000	MXN	2,199	USD	2,202	(3)
10/3/2017	Bank of America Merrill Lynch	2,000,000	NOK	2,049,602	SEK	251,264	(102)
10/3/2017	Bank of America Merrill Lynch	60,000	NOK	7,386	USD	7,352	34
10/3/2017	Bank of America Merrill Lynch	1,734,192	NOK	217,976	USD	217,870	106
10/3/2017	Bank of America Merrill Lynch	606,758	NOK	76,217	USD	76,228	(11)
10/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,222	USD	7,229	(7)
10/3/2017	Bank of America Merrill Lynch	1,392	NZD	1,004	USD	1,006	(2)
10/3/2017	Bank of America Merrill Lynch	50,000	PLN	6,153	USD	6,127	26
10/3/2017	Bank of America Merrill Lynch	60,000	SEK	7,379	USD	7,352	27
10/3/2017	Bank of America Merrill Lynch	40,000	SEK	4,916	USD	4,901	15
10/3/2017	Bank of America Merrill Lynch	50,000	SEK	6,139	USD	6,127	12
10/3/2017	Bank of America Merrill Lynch	40,000	SEK	4,906	USD	4,901	5
10/3/2017	Bank of America Merrill Lynch	70,000	SEK	8,585	USD	8,577	8
10/3/2017	Bank of America Merrill Lynch	70,000	SEK	8,583	USD	8,578	5
10/3/2017	Bank of America Merrill Lynch	130,000	SEK	15,938	USD	15,929	9
10/3/2017	Bank of America Merrill Lynch	100,000	SEK	12,260	USD	12,253	7
10/3/2017	Bank of America Merrill Lynch	40,000	SEK	4,901	USD	4,901	-
10/3/2017	Bank of America Merrill Lynch	100,000	SEK	12,250	USD	12,253	(3)
10/3/2017	Bank of America Merrill Lynch	40,000	SEK	4,892	USD	4,901	(9)
10/3/2017	Bank of America Merrill Lynch	90,000	SEK	11,004	USD	11,028	(24)
10/3/2017	Bank of America Merrill Lynch	90,000	SEK	11,002	USD	11,028	(26)
10/3/2017	Bank of America Merrill Lynch	40,000	SEK	4,888	USD	4,901	(13)
10/3/2017	Bank of America Merrill Lynch	50,000	SEK	6,110	USD	6,127	(17)
10/3/2017	Bank of America Merrill Lynch	100,000	SEK	12,219	USD	12,253	(34)
10/3/2017	Bank of America Merrill Lynch	192,309	SEK	23,640	USD	23,564	76
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,222	USD	2,221	1
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,222	USD	2,221	1
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,220	USD	2,221	(1)
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,218	USD	2,221	(3)
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,218	USD	2,221	(3)
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,215	USD	2,221	(6)
10/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,215	USD	2,221	(6)
10/4/2017	Bank of America Merrill Lynch	200,000	AUD	17,662,252	JPY	156,922	25
10/4/2017	Bank of America Merrill Lynch	10,000	AUD	7,828	USD	7,846	(18)
10/4/2017	Bank of America Merrill Lynch	10,000	AUD	7,838	USD	7,846	(8)
10/4/2017	Bank of America Merrill Lynch	505,109	AUD	396,167	USD	396,314	(147)
10/10/2017	Bank of America Merrill Lynch	1,358,760,000	KRW	1,200,000	USD	1,186,483	13,517
10/10/2017	Bank of America Merrill Lynch	451,404,000	KRW	400,000	USD	394,170	5,830
10/11/2017	Bank of America Merrill Lynch	1,822,416,000	KRW	1,600,000	USD	1,591,374	8,626
10/16/2017	Bank of America Merrill Lynch	6,010,200	TWD	200,000	USD	198,357	1,643
10/18/2017	Bank of America Merrill Lynch	60,000	AUD	48,411	USD	47,068	1,343
10/18/2017	Bank of America Merrill Lynch	380,000	AUD	301,672	USD	298,100	3,572
10/18/2017	Bank of America Merrill Lynch	240,000	AUD	191,342	USD	188,274	3,068
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,396	USD	6,307	89
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,793	USD	12,615	178
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,371	USD	6,307	64
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,732	USD	12,615	117
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,367	USD	6,307	60
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,713	USD	12,614	99
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,177	USD	3,153	24
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,523	USD	9,461	62
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,179	USD	3,154	25
10/18/2017	Bank of America Merrill Lynch	40,000	BRL	12,660	USD	12,614	46
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,165	USD	3,154	11
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,328	USD	6,307	21
10/18/2017	Bank of America Merrill Lynch	10,000	BRL	3,164	USD	3,154	10
10/18/2017	Bank of America Merrill Lynch	30,000	BRL	9,489	USD	9,461	28
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,303	USD	6,307	(4)
10/18/2017	Bank of America Merrill Lynch	80,000	BRL	25,030	USD	25,229	(199)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,253	USD	6,307	(54)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,249	USD	6,307	(58)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,271	USD	6,307	(36)
10/18/2017	Bank of America Merrill Lynch	20,000	BRL	6,271	USD	6,307	(36)
10/18/2017	Bank of America Merrill Lynch	140,000	CAD	114,798	USD	111,956	2,842
10/18/2017	Bank of America Merrill Lynch	400,000	CHF	413,136	USD	413,904	(768)
10/18/2017	Bank of America Merrill Lynch	20,000	CHF	20,637	USD	20,695	(58)
10/18/2017	Bank of America Merrill Lynch	120,000	CHF	123,298	USD	124,171	(873)
10/18/2017	Bank of America Merrill Lynch	60,000	CHF	61,861	USD	62,086	(225)
10/18/2017	Bank of America Merrill Lynch	270,000	CHF	278,946	USD	279,385	(439)
10/18/2017	Bank of America Merrill Lynch	50,000	EUR	60,325	USD	59,169	1,156
10/18/2017	Bank of America Merrill Lynch	270,000	EUR	322,689	USD	319,510	3,179
10/18/2017	Bank of America Merrill Lynch	220,000	EUR	263,929	USD	260,342	3,587
10/18/2017	Bank of America Merrill Lynch	230,000	EUR	276,382	USD	272,176	4,206
10/18/2017	Bank of America Merrill Lynch	160,000	EUR	191,316	USD	189,339	1,977
10/18/2017	Bank of America Merrill Lynch	360,000	EUR	427,202	USD	426,014	1,188
10/18/2017	Bank of America Merrill Lynch	440,000	EUR	520,191	USD	520,684	(493)
10/18/2017	Bank of America Merrill Lynch	10,000	GBP	13,221	USD	13,425	(204)
10/18/2017	Bank of America Merrill Lynch	50,000	GBP	65,936	USD	67,123	(1,187)
10/18/2017	Bank of America Merrill Lynch	280,000	GBP	380,753	USD	375,891	4,862
10/18/2017	Bank of America Merrill Lynch	140,000	GBP	189,540	USD	187,945	1,595
10/18/2017	Bank of America Merrill Lynch	60,000	GBP	80,625	USD	80,548	77
10/18/2017	Bank of America Merrill Lynch	670,000	GBP	898,457	USD	899,453	(996)
10/18/2017	Bank of America Merrill Lynch	91,000,000	JPY	841,572	USD	809,161	32,411
10/18/2017	Bank of America Merrill Lynch	16,000,000	JPY	146,941	USD	142,270	4,671
10/18/2017	Bank of America Merrill Lynch	38,000,000	JPY	346,030	USD	337,891	8,139
10/18/2017	Bank of America Merrill Lynch	10,000,000	JPY	89,805	USD	88,919	886
10/18/2017	Bank of America Merrill Lynch	46,000,000	JPY	410,067	USD	409,026	1,041
10/18/2017	Bank of America Merrill Lynch	32,000,000	JPY	285,999	USD	284,540	1,459
10/18/2017	Bank of America Merrill Lynch	47,000,000	JPY	417,186	USD	417,918	(732)
10/18/2017	Bank of America Merrill Lynch	38,000,000	JPY	337,558	USD	337,891	(333)
10/18/2017	Bank of America Merrill Lynch	11,000,000	JPY	97,719	USD	97,811	(92)
10/18/2017	Bank of America Merrill Lynch	770,000	MXN	43,202	USD	42,270	932
10/18/2017	Bank of America Merrill Lynch	110,000	MXN	6,162	USD	6,039	123
10/18/2017	Bank of America Merrill Lynch	260,000	MXN	14,619	USD	14,273	346
10/18/2017	Bank of America Merrill Lynch	150,000	MXN	8,228	USD	8,234	(6)
10/18/2017	Bank of America Merrill Lynch	2,820,000	MXN	154,765	USD	154,808	(43)
10/18/2017	Bank of America Merrill Lynch	2,520,000	NOK	321,706	USD	316,701	5,005
10/18/2017	Bank of America Merrill Lynch	600,000	NOK	76,898	USD	75,405	1,493
10/18/2017	Bank of America Merrill Lynch	1,790,000	NOK	229,373	USD	224,958	4,415
10/18/2017	Bank of America Merrill Lynch	140,000	NOK	17,986	USD	17,595	391
10/18/2017	Bank of America Merrill Lynch	1,240,000	NOK	158,374	USD	155,837	2,537
10/18/2017	Bank of America Merrill Lynch	200,000	NOK	25,291	USD	25,135	156
10/18/2017	Bank of America Merrill Lynch	570,000	NOK	71,719	USD	71,635	84
10/18/2017	Bank of America Merrill Lynch	30,000	NZD	21,821	USD	21,679	142
10/18/2017	Bank of America Merrill Lynch	140,000	NZD	101,387	USD	101,168	219
10/18/2017	Bank of America Merrill Lynch	120,000	NZD	87,812	USD	86,716	1,096
10/18/2017	Bank of America Merrill Lynch	70,000	NZD	51,685	USD	50,584	1,101
10/18/2017	Bank of America Merrill Lynch	120,000	NZD	87,757	USD	86,716	1,041
10/18/2017	Bank of America Merrill Lynch	180,000	NZD	132,066	USD	130,074	1,992
10/18/2017	Bank of America Merrill Lynch	1,660,000	PLN	465,764	USD	455,540	10,224
10/18/2017	Bank of America Merrill Lynch	150,000	PLN	41,949	USD	41,163	786
10/18/2017	Bank of America Merrill Lynch	430,000	PLN	119,976	USD	118,001	1,975
10/18/2017	Bank of America Merrill Lynch	90,000	PLN	25,221	USD	24,698	523
10/18/2017	Bank of America Merrill Lynch	420,000	RUB	7,259	USD	7,274	(15)
10/18/2017	Bank of America Merrill Lynch	840,000	RUB	14,498	USD	14,548	(50)
10/18/2017	Bank of America Merrill Lynch	760,000	RUB	13,117	USD	13,162	(45)
10/18/2017	Bank of America Merrill Lynch	280,000	RUB	4,833	USD	4,849	(16)
10/18/2017	Bank of America Merrill Lynch	300,000	RUB	5,173	USD	5,195	(22)
10/18/2017	Bank of America Merrill Lynch	560,000	RUB	9,653	USD	9,699	(46)
10/18/2017	Bank of America Merrill Lynch	1,070,000	RUB	18,438	USD	18,531	(93)
10/18/2017	Bank of America Merrill Lynch	960,000	RUB	16,529	USD	16,626	(97)
10/18/2017	Bank of America Merrill Lynch	360,000	RUB	6,195	USD	6,235	(40)
10/18/2017	Bank of America Merrill Lynch	680,000	RUB	11,690	USD	11,777	(87)
10/18/2017	Bank of America Merrill Lynch	830,000	RUB	14,262	USD	14,375	(113)
10/18/2017	Bank of America Merrill Lynch	620,000	RUB	10,649	USD	10,737	(88)
10/18/2017	Bank of America Merrill Lynch	980,000	RUB	16,832	USD	16,972	(140)
10/18/2017	Bank of America Merrill Lynch	490,000	RUB	8,454	USD	8,486	(32)
10/18/2017	Bank of America Merrill Lynch	360,000	RUB	6,209	USD	6,235	(26)
10/18/2017	Bank of America Merrill Lynch	660,000	RUB	11,383	USD	11,430	(47)
10/18/2017	Bank of America Merrill Lynch	460,000	RUB	7,931	USD	7,967	(36)
10/18/2017	Bank of America Merrill Lynch	880,000	RUB	15,169	USD	15,241	(72)
10/18/2017	Bank of America Merrill Lynch	380,000	RUB	6,550	USD	6,581	(31)
10/18/2017	Bank of America Merrill Lynch	930,000	RUB	16,028	USD	16,106	(78)
10/18/2017	Bank of America Merrill Lynch	550,000	RUB	9,475	USD	9,525	(50)
10/18/2017	Bank of America Merrill Lynch	730,000	RUB	12,576	USD	12,643	(67)
10/18/2017	Bank of America Merrill Lynch	300,000	RUB	5,166	USD	5,196	(30)
10/18/2017	Bank of America Merrill Lynch	1,200,000	RUB	20,661	USD	20,783	(122)
10/18/2017	Bank of America Merrill Lynch	470,000	RUB	8,084	USD	8,140	(56)
10/18/2017	Bank of America Merrill Lynch	1,770,000	RUB	30,440	USD	30,654	(214)
10/18/2017	Bank of America Merrill Lynch	1,050,000	RUB	18,053	USD	18,185	(132)
10/18/2017	Bank of America Merrill Lynch	280,000	RUB	4,805	USD	4,849	(44)
10/18/2017	Bank of America Merrill Lynch	830,000	RUB	14,369	USD	14,375	(6)
10/18/2017	Bank of America Merrill Lynch	270,000	RUB	4,673	USD	4,676	(3)
10/18/2017	Bank of America Merrill Lynch	350,000	RUB	6,056	USD	6,062	(6)
10/18/2017	Bank of America Merrill Lynch	260,000	RUB	4,498	USD	4,503	(5)
10/18/2017	Bank of America Merrill Lynch	270,000	RUB	4,669	USD	4,676	(7)
10/18/2017	Bank of America Merrill Lynch	300,000	RUB	5,188	USD	5,196	(8)
10/18/2017	Bank of America Merrill Lynch	480,000	RUB	8,299	USD	8,313	(14)
10/18/2017	Bank of America Merrill Lynch	2,290,000	RUB	39,234	USD	39,660	(426)
10/18/2017	Bank of America Merrill Lynch	1,490,000	RUB	25,509	USD	25,805	(296)
10/18/2017	Bank of America Merrill Lynch	1,310,000	RUB	22,414	USD	22,688	(274)
10/18/2017	Bank of America Merrill Lynch	1,980,000	RUB	33,864	USD	34,291	(427)
10/18/2017	Bank of America Merrill Lynch	680,000	RUB	11,624	USD	11,777	(153)
10/18/2017	Bank of America Merrill Lynch	270,000	RUB	4,613	USD	4,676	(63)
10/18/2017	Bank of America Merrill Lynch	380,000	RUB	6,477	USD	6,581	(104)
10/18/2017	Bank of America Merrill Lynch	650,000	RUB	11,075	USD	11,257	(182)
10/18/2017	Bank of America Merrill Lynch	490,000	RUB	8,343	USD	8,486	(143)
10/18/2017	Bank of America Merrill Lynch	1,750,000	SEK	219,776	USD	214,619	5,157
10/18/2017	Bank of America Merrill Lynch	120,000	SEK	15,101	USD	14,717	384
10/18/2017	Bank of America Merrill Lynch	580,000	SEK	73,091	USD	71,131	1,960
10/18/2017	Bank of America Merrill Lynch	180,000	SEK	22,593	USD	22,075	518
10/18/2017	Bank of America Merrill Lynch	20,000	SEK	2,516	USD	2,453	63
10/18/2017	Bank of America Merrill Lynch	190,000	SEK	23,631	USD	23,301	330
10/18/2017	Bank of America Merrill Lynch	1,180,000	SEK	144,810	USD	144,715	95
10/18/2017	Bank of America Merrill Lynch	150,000	TRY	43,218	USD	41,952	1,266
10/18/2017	Bank of America Merrill Lynch	150,000	TRY	42,701	USD	41,952	749
10/18/2017	Bank of America Merrill Lynch	10,000	TRY	2,837	USD	2,797	40
10/18/2017	Bank of America Merrill Lynch	50,000	TRY	14,154	USD	13,984	170
10/18/2017	Bank of America Merrill Lynch	340,000	TRY	94,643	USD	95,092	(449)
10/18/2017	Bank of America Merrill Lynch	210,000	TRY	58,635	USD	58,733	(98)
10/18/2017	Bank of America Merrill Lynch	40,000	ZAR	3,022	USD	2,954	68
10/18/2017	Bank of America Merrill Lynch	240,000	ZAR	17,637	USD	17,721	(84)
10/18/2017	Bank of America Merrill Lynch	2,230,000	ZAR	164,333	USD	164,658	(325)
10/18/2017	Bank of America Merrill Lynch	210,000	ZAR	15,521	USD	15,506	15
10/23/2017	Bank of America Merrill Lynch	213,000,000	INR	3,281,466	USD	3,250,768	30,698
10/26/2017	Bank of America Merrill Lynch	2,200,000	AUD	2,154,871	CAD	1,725,671	20,671
10/26/2017	Bank of America Merrill Lynch	1,871,591	AUD	1,250,000	EUR	1,468,069	18,145
10/26/2017	Bank of America Merrill Lynch	700,000	AUD	551,804	USD	549,077	2,727
10/26/2017	Bank of America Merrill Lynch	1,833,296	CAD	1,250,000	EUR	1,466,154	20,059
10/26/2017	Bank of America Merrill Lynch	200,000	CAD	18,034,400	JPY	159,947	950
10/26/2017	Bank of America Merrill Lynch	200,000	CAD	18,087,480	JPY	159,947	958
10/26/2017	Bank of America Merrill Lynch	600,000	CAD	484,678	USD	479,842	4,836
10/26/2017	Bank of America Merrill Lynch	2,167,262	CHF	1,875,000	EUR	2,243,823	(14,503)
10/26/2017	Bank of America Merrill Lynch	1,250,000	CHF	144,044,500	JPY	1,294,158	(9,036)
10/26/2017	Bank of America Merrill Lynch	625,000	CHF	644,001	USD	647,079	(3,078)
10/26/2017	Bank of America Merrill Lynch	200,000	EUR	26,574,920	JPY	236,779	(370)
10/26/2017	Bank of America Merrill Lynch	125,000	EUR	1,191,936	SEK	147,987	687
10/26/2017	Bank of America Merrill Lynch	500,000	EUR	590,103	USD	591,947	(1,844)
10/26/2017	Bank of America Merrill Lynch	1,250,000	GBP	2,127,646	AUD	1,678,538	11,047
10/26/2017	Bank of America Merrill Lynch	1,143,544	GBP	1,300,000	EUR	1,535,585	10,076
10/26/2017	Bank of America Merrill Lynch	125,000	GBP	18,927,250	JPY	167,854	1,721
10/26/2017	Bank of America Merrill Lynch	125,000	GBP	18,769,975	JPY	167,854	(394)
10/26/2017	Bank of America Merrill Lynch	178,258,000	JPY	2,000,000	AUD	1,585,690	2,529
10/26/2017	Bank of America Merrill Lynch	127,392,020	JPY	1,400,000	CAD	1,133,213	1,369
10/26/2017	Bank of America Merrill Lynch	18,198,860	JPY	200,000	CAD	161,888	196
10/26/2017	Bank of America Merrill Lynch	18,055,200	JPY	200,000	CAD	160,610	(120)
10/26/2017	Bank of America Merrill Lynch	173,181,600	JPY	1,500,000	CHF	1,540,533	10,612
10/26/2017	Bank of America Merrill Lynch	144,318,000	JPY	1,250,000	CHF	1,283,778	8,843
10/26/2017	Bank of America Merrill Lynch	86,985,750	JPY	750,000	CHF	773,780	(2,657)
10/26/2017	Bank of America Merrill Lynch	146,793,240	JPY	1,100,000	EUR	1,305,796	2,071
10/26/2017	Bank of America Merrill Lynch	66,724,200	JPY	500,000	EUR	593,544	941
10/26/2017	Bank of America Merrill Lynch	39,588,810	JPY	300,000	EUR	352,161	1,485
10/26/2017	Bank of America Merrill Lynch	18,933,188	JPY	125,000	GBP	168,420	361
10/26/2017	Bank of America Merrill Lynch	162,932,800	JPY	2,000,000	NZD	1,449,365	3,651
10/26/2017	Bank of America Merrill Lynch	48,879,840	JPY	600,000	NZD	434,810	1,095
10/26/2017	Bank of America Merrill Lynch	12,500,000	JPY	112,127	USD	111,194	933
10/26/2017	Bank of America Merrill Lynch	37,500,000	JPY	335,350	USD	333,580	1,770
10/26/2017	Bank of America Merrill Lynch	7,000,000	MXN	387,458	USD	383,740	3,718
10/26/2017	Bank of America Merrill Lynch	8,500,000	MXN	466,254	USD	465,970	284
10/26/2017	Bank of America Merrill Lynch	16,256,669	NOK	1,750,000	EUR	2,043,434	37,264
10/26/2017	Bank of America Merrill Lynch	14,500,000	NOK	14,883,670	SEK	1,822,624	33,862
10/26/2017	Bank of America Merrill Lynch	3,063,486	NZD	2,800,000	AUD	2,213,404	10,103
10/26/2017	Bank of America Merrill Lynch	600,000	NZD	48,258,420	JPY	433,507	(2,960)
10/26/2017	Bank of America Merrill Lynch	100,000	NZD	72,015	USD	72,251	(236)
10/26/2017	Bank of America Merrill Lynch	366,832	PLN	100,000	USD	100,666	(666)
10/26/2017	Bank of America Merrill Lynch	5,795,130	RUB	100,000	USD	100,222	(222)
10/26/2017	Bank of America Merrill Lynch	23,389,240	RUB	400,000	USD	404,498	(4,498)
10/26/2017	Bank of America Merrill Lynch	5,793,620	RUB	100,000	USD	100,196	(196)
10/26/2017	Bank of America Merrill Lynch	3,575,873	TRY	1,000,000	USD	997,685	2,315
10/26/2017	Bank of America Merrill Lynch	359,705	TRY	100,000	USD	100,359	(359)
10/26/2017	Bank of America Merrill Lynch	1,077,077	TRY	300,000	USD	300,509	(509)
11/3/2017	Bank of America Merrill Lynch	283,397	BRL	88,293	USD	89,178	(885)
11/3/2017	Bank of America Merrill Lynch	357,436	BRL	111,559	USD	112,476	(917)
12/20/2017	Bank of America Merrill Lynch	60,255	AUD	48,323	USD	47,234	1,089
12/20/2017	Bank of America Merrill Lynch	119,917	AUD	95,862	USD	94,002	1,860
12/20/2017	Bank of America Merrill Lynch	119,918	AUD	95,855	USD	94,003	1,852
12/20/2017	Bank of America Merrill Lynch	119,918	AUD	95,884	USD	94,003	1,881
12/20/2017	Bank of America Merrill Lynch	119,918	AUD	95,855	USD	94,003	1,852
12/20/2017	Bank of America Merrill Lynch	119,918	AUD	95,840	USD	94,003	1,837
12/20/2017	Bank of America Merrill Lynch	50,905	AUD	40,707	USD	39,904	803
12/20/2017	Bank of America Merrill Lynch	63,000	AUD	50,115	USD	49,385	730
12/20/2017	Bank of America Merrill Lynch	102,672	AUD	82,220	USD	80,484	1,736
12/20/2017	Bank of America Merrill Lynch	102,672	AUD	82,241	USD	80,484	1,757
12/20/2017	Bank of America Merrill Lynch	102,672	AUD	82,207	USD	80,484	1,723
12/20/2017	Bank of America Merrill Lynch	99,841	AUD	79,955	USD	78,265	1,690
12/20/2017	Bank of America Merrill Lynch	25,152	AUD	20,142	USD	19,717	425
12/20/2017	Bank of America Merrill Lynch	25,152	AUD	20,147	USD	19,717	430
12/20/2017	Bank of America Merrill Lynch	25,152	AUD	20,138	USD	19,716	422
12/20/2017	Bank of America Merrill Lynch	24,462	AUD	19,590	USD	19,176	414
12/20/2017	Bank of America Merrill Lynch	12,067	AUD	9,654	USD	9,459	195
12/20/2017	Bank of America Merrill Lynch	12,067	AUD	9,654	USD	9,459	195
12/20/2017	Bank of America Merrill Lynch	10,276	AUD	8,212	USD	8,055	157
12/20/2017	Bank of America Merrill Lynch	135,442	AUD	108,362	USD	106,172	2,190
12/20/2017	Bank of America Merrill Lynch	135,442	AUD	108,360	USD	106,172	2,188
12/20/2017	Bank of America Merrill Lynch	115,314	AUD	92,154	USD	90,394	1,760
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,714	USD	107,702	1,012
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,786	USD	107,702	1,084
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,754	USD	107,702	1,052
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,813	USD	107,702	1,111
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,791	USD	107,702	1,089
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,775	USD	107,702	1,073
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,765	USD	107,702	1,063
12/20/2017	Bank of America Merrill Lynch	137,392	AUD	108,762	USD	107,701	1,061
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,769	USD	107,702	1,067
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,788	USD	107,702	1,086
12/20/2017	Bank of America Merrill Lynch	137,394	AUD	108,758	USD	107,702	1,056
12/20/2017	Bank of America Merrill Lynch	68,876	AUD	54,525	USD	53,991	534
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,482	USD	103,990	1,492
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,510	USD	103,990	1,520
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,517	USD	103,990	1,527
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,517	USD	103,990	1,527
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,417	USD	103,990	1,427
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,413	USD	103,990	1,423
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,377	USD	103,990	1,387
12/20/2017	Bank of America Merrill Lynch	132,658	AUD	105,380	USD	103,990	1,390
12/20/2017	Bank of America Merrill Lynch	49,511	AUD	39,330	USD	38,811	519
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,958	USD	110,130	(172)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,916	USD	110,130	(214)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,916	USD	110,130	(214)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,874	USD	110,130	(256)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,832	USD	110,130	(298)
12/20/2017	Bank of America Merrill Lynch	140,489	AUD	109,816	USD	110,128	(312)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,762	USD	110,130	(368)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,776	USD	110,130	(354)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,773	USD	110,130	(357)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,750	USD	110,130	(380)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,775	USD	110,130	(355)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,677	USD	110,130	(453)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,733	USD	110,130	(397)
12/20/2017	Bank of America Merrill Lynch	140,489	AUD	109,661	USD	110,128	(467)
12/20/2017	Bank of America Merrill Lynch	280,982	AUD	219,578	USD	220,260	(682)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,888	USD	110,130	(242)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,895	USD	110,130	(235)
12/20/2017	Bank of America Merrill Lynch	140,491	AUD	109,832	USD	110,130	(298)
12/20/2017	Bank of America Merrill Lynch	117,672	AUD	92,027	USD	92,242	(215)
12/20/2017	Bank of America Merrill Lynch	140,489	AUD	109,914	USD	110,128	(214)
12/20/2017	Bank of America Merrill Lynch	133,215	AUD	104,382	USD	104,426	(44)
12/20/2017	Bank of America Merrill Lynch	133,215	AUD	104,369	USD	104,426	(57)
12/20/2017	Bank of America Merrill Lynch	133,215	AUD	104,369	USD	104,426	(57)
12/20/2017	Bank of America Merrill Lynch	105,464	AUD	82,638	USD	82,673	(35)
12/20/2017	Bank of America Merrill Lynch	44,978	CAD	37,133	USD	35,983	1,150
12/20/2017	Bank of America Merrill Lynch	77,829	CAD	64,000	USD	62,264	1,736
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,594	USD	84,246	2,348
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,573	USD	84,246	2,327
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,577	USD	84,246	2,331
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,538	USD	84,246	2,292
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,533	USD	84,246	2,287
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,567	USD	84,244	2,323
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,577	USD	84,246	2,331
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,585	USD	84,246	2,339
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,581	USD	84,246	2,335
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,587	USD	84,246	2,341
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,580	USD	84,246	2,334
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,583	USD	84,246	2,337
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,582	USD	84,246	2,336
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,578	USD	84,246	2,332
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,575	USD	84,246	2,329
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,566	USD	84,246	2,320
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,520	USD	84,246	2,274
12/20/2017	Bank of America Merrill Lynch	105,306	CAD	86,520	USD	84,246	2,274
12/20/2017	Bank of America Merrill Lynch	46,757	CAD	38,433	USD	37,406	1,027
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,569	USD	19,039	530
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,565	USD	19,039	526
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,566	USD	19,039	527
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,557	USD	19,039	518
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,556	USD	19,039	517
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,565	USD	19,040	525
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,566	USD	19,039	527
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,567	USD	19,038	529
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,566	USD	19,038	528
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,568	USD	19,039	529
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,566	USD	19,039	527
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,567	USD	19,039	528
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,567	USD	19,039	528
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,566	USD	19,039	527
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,565	USD	19,039	526
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,563	USD	19,039	524
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,553	USD	19,039	514
12/20/2017	Bank of America Merrill Lynch	23,798	CAD	19,553	USD	19,039	514
12/20/2017	Bank of America Merrill Lynch	10,570	CAD	8,688	USD	8,456	232
12/20/2017	Bank of America Merrill Lynch	29,453	CAD	24,215	USD	23,563	652
12/20/2017	Bank of America Merrill Lynch	134,672	CAD	110,516	USD	107,739	2,777
12/20/2017	Bank of America Merrill Lynch	134,672	CAD	110,486	USD	107,739	2,747
12/20/2017	Bank of America Merrill Lynch	134,672	CAD	110,486	USD	107,739	2,747
12/20/2017	Bank of America Merrill Lynch	134,672	CAD	110,486	USD	107,739	2,747
12/20/2017	Bank of America Merrill Lynch	134,672	CAD	110,492	USD	107,739	2,753
12/20/2017	Bank of America Merrill Lynch	166,312	CAD	136,323	USD	133,052	3,271
12/20/2017	Bank of America Merrill Lynch	109,110	CAD	88,893	USD	87,290	1,603
12/20/2017	Bank of America Merrill Lynch	109,110	CAD	88,885	USD	87,290	1,595
12/20/2017	Bank of America Merrill Lynch	109,110	CAD	88,882	USD	87,290	1,592
12/20/2017	Bank of America Merrill Lynch	25,463	CAD	20,748	USD	20,370	378
12/20/2017	Bank of America Merrill Lynch	150,125	CAD	121,692	USD	120,102	1,590
12/20/2017	Bank of America Merrill Lynch	150,125	CAD	121,701	USD	120,102	1,599
12/20/2017	Bank of America Merrill Lynch	150,125	CAD	121,760	USD	120,102	1,658
12/20/2017	Bank of America Merrill Lynch	39,937	CAD	32,396	USD	31,950	446
12/20/2017	Bank of America Merrill Lynch	150,125	CAD	121,689	USD	120,102	1,587
12/20/2017	Bank of America Merrill Lynch	150,125	CAD	121,710	USD	120,102	1,608
12/20/2017	Bank of America Merrill Lynch	55,341	CAD	45,000	USD	44,273	727
12/20/2017	Bank of America Merrill Lynch	86,290	CAD	69,000	USD	69,033	(33)
12/20/2017	Bank of America Merrill Lynch	270,507	CAD	216,827	USD	216,409	418
12/20/2017	Bank of America Merrill Lynch	270,507	CAD	216,871	USD	216,409	462
12/20/2017	Bank of America Merrill Lynch	270,507	CAD	216,943	USD	216,409	534
12/20/2017	Bank of America Merrill Lynch	270,505	CAD	217,069	USD	216,407	662
12/20/2017	Bank of America Merrill Lynch	270,507	CAD	216,937	USD	216,409	528
12/20/2017	Bank of America Merrill Lynch	283,691	CAD	227,615	USD	226,957	658
12/20/2017	Bank of America Merrill Lynch	12,952	CAD	10,382	USD	10,362	20
12/20/2017	Bank of America Merrill Lynch	12,952	CAD	10,384	USD	10,362	22
12/20/2017	Bank of America Merrill Lynch	12,952	CAD	10,388	USD	10,362	26
12/20/2017	Bank of America Merrill Lynch	12,952	CAD	10,394	USD	10,362	32
12/20/2017	Bank of America Merrill Lynch	12,952	CAD	10,387	USD	10,362	25
12/20/2017	Bank of America Merrill Lynch	13,584	CAD	10,899	USD	10,867	32
12/20/2017	Bank of America Merrill Lynch	6,306,537	CLP	10,215	USD	9,846	369
12/20/2017	Bank of America Merrill Lynch	4,192,884	CLP	6,772	USD	6,546	226
12/20/2017	Bank of America Merrill Lynch	467,033	CLP	750	USD	729	21
12/20/2017	Bank of America Merrill Lynch	1,444,200	CLP	2,301	USD	2,255	46
12/20/2017	Bank of America Merrill Lynch	5,574,720	CLP	8,938	USD	8,704	234
12/20/2017	Bank of America Merrill Lynch	5,423,239	CLP	8,564	USD	8,467	97
12/20/2017	Bank of America Merrill Lynch	14,400,164	CLP	22,462	USD	22,483	(21)
12/20/2017	Bank of America Merrill Lynch	22,844,280	CLP	35,773	USD	35,667	106
12/20/2017	Bank of America Merrill Lynch	13,967,285	CLP	21,905	USD	21,807	98
12/20/2017	Bank of America Merrill Lynch	78,337	CZK	3,651	USD	3,584	67
12/20/2017	Bank of America Merrill Lynch	128,636	CZK	5,971	USD	5,885	86
12/20/2017	Bank of America Merrill Lynch	9,670	CZK	446	USD	442	4
12/20/2017	Bank of America Merrill Lynch	31,564	CZK	1,456	USD	1,444	12
12/20/2017	Bank of America Merrill Lynch	117,582	CZK	5,425	USD	5,379	46
12/20/2017	Bank of America Merrill Lynch	55,062	CZK	2,524	USD	2,519	5
12/20/2017	Bank of America Merrill Lynch	45,281	CZK	2,093	USD	2,072	21
12/20/2017	Bank of America Merrill Lynch	31,021	CZK	1,405	USD	1,419	(14)
12/20/2017	Bank of America Merrill Lynch	81,145	EUR	96,891	USD	96,379	512
12/20/2017	Bank of America Merrill Lynch	45,571	EUR	54,407	USD	54,127	280
12/20/2017	Bank of America Merrill Lynch	115,954	EUR	138,766	USD	137,723	1,043
12/20/2017	Bank of America Merrill Lynch	18,717	EUR	22,403	USD	22,231	172
12/20/2017	Bank of America Merrill Lynch	87,000	EUR	104,439	USD	103,333	1,106
12/20/2017	Bank of America Merrill Lynch	57,891	EUR	69,507	USD	68,759	748
12/20/2017	Bank of America Merrill Lynch	57,891	EUR	69,495	USD	68,759	736
12/20/2017	Bank of America Merrill Lynch	55,460	EUR	66,560	USD	65,872	688
12/20/2017	Bank of America Merrill Lynch	52,153	EUR	62,618	USD	61,944	674
12/20/2017	Bank of America Merrill Lynch	52,153	EUR	62,607	USD	61,944	663
12/20/2017	Bank of America Merrill Lynch	49,964	EUR	59,964	USD	59,344	620
12/20/2017	Bank of America Merrill Lynch	46,177	EUR	55,735	USD	54,846	889
12/20/2017	Bank of America Merrill Lynch	26,818	EUR	32,377	USD	31,853	524
12/20/2017	Bank of America Merrill Lynch	93,243	EUR	112,542	USD	110,748	1,794
12/20/2017	Bank of America Merrill Lynch	54,156	EUR	65,381	USD	64,323	1,058
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,259	USD	108,094	1,165
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,294	USD	108,094	1,200
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,302	USD	108,094	1,208
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,296	USD	108,094	1,202
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,294	USD	108,094	1,200
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,293	USD	108,094	1,199
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,314	USD	108,094	1,220
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,291	USD	108,091	1,200
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,294	USD	108,094	1,200
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,311	USD	108,094	1,217
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,310	USD	108,094	1,216
12/20/2017	Bank of America Merrill Lynch	91,008	EUR	109,335	USD	108,094	1,241
12/20/2017	Bank of America Merrill Lynch	41,820	EUR	50,240	USD	49,671	569
12/20/2017	Bank of America Merrill Lynch	55,000	EUR	65,462	USD	65,326	136
12/20/2017	Bank of America Merrill Lynch	54,000	GBP	71,568	USD	72,636	(1,068)
12/20/2017	Bank of America Merrill Lynch	510,869	GBP	680,797	USD	687,177	(6,380)
12/20/2017	Bank of America Merrill Lynch	766,303	GBP	1,021,418	USD	1,030,765	(9,347)
12/20/2017	Bank of America Merrill Lynch	766,302	GBP	1,021,494	USD	1,030,764	(9,270)
12/20/2017	Bank of America Merrill Lynch	82,015	GBP	108,592	USD	110,320	(1,728)
12/20/2017	Bank of America Merrill Lynch	82,015	GBP	108,594	USD	110,320	(1,726)
12/20/2017	Bank of America Merrill Lynch	82,015	GBP	108,600	USD	110,320	(1,720)
12/20/2017	Bank of America Merrill Lynch	82,015	GBP	108,597	USD	110,319	(1,722)
12/20/2017	Bank of America Merrill Lynch	82,015	GBP	108,584	USD	110,319	(1,735)
12/20/2017	Bank of America Merrill Lynch	82,015	GBP	108,578	USD	110,320	(1,742)
12/20/2017	Bank of America Merrill Lynch	82,005	GBP	108,584	USD	110,306	(1,722)
12/20/2017	Bank of America Merrill Lynch	5,513	GBP	7,300	USD	7,416	(116)
12/20/2017	Bank of America Merrill Lynch	393	GBP	520	USD	528	(8)
12/20/2017	Bank of America Merrill Lynch	393	GBP	520	USD	528	(8)
12/20/2017	Bank of America Merrill Lynch	393	GBP	520	USD	528	(8)
12/20/2017	Bank of America Merrill Lynch	393	GBP	520	USD	528	(8)
12/20/2017	Bank of America Merrill Lynch	393	GBP	520	USD	528	(8)
12/20/2017	Bank of America Merrill Lynch	393	GBP	520	USD	528	(8)
12/20/2017	Bank of America Merrill Lynch	397	GBP	526	USD	534	(8)
12/20/2017	Bank of America Merrill Lynch	26	GBP	34	USD	35	(1)
12/20/2017	Bank of America Merrill Lynch	56,000	GBP	76,006	USD	75,327	679
12/20/2017	Bank of America Merrill Lynch	39,227	GBP	53,159	USD	52,765	394
12/20/2017	Bank of America Merrill Lynch	58,459	GBP	79,264	USD	78,634	630
12/20/2017	Bank of America Merrill Lynch	58,459	GBP	79,272	USD	78,634	638
12/20/2017	Bank of America Merrill Lynch	35,536	GBP	48,181	USD	47,800	381
12/20/2017	Bank of America Merrill Lynch	82,100	GBP	110,980	USD	110,434	546
12/20/2017	Bank of America Merrill Lynch	82,100	GBP	111,018	USD	110,434	584
12/20/2017	Bank of America Merrill Lynch	82,100	GBP	111,017	USD	110,434	583
12/20/2017	Bank of America Merrill Lynch	82,100	GBP	111,047	USD	110,434	613
12/20/2017	Bank of America Merrill Lynch	10,777	GBP	14,579	USD	14,496	83
12/20/2017	Bank of America Merrill Lynch	2,158	GBP	2,917	USD	2,903	14
12/20/2017	Bank of America Merrill Lynch	2,158	GBP	2,918	USD	2,903	15
12/20/2017	Bank of America Merrill Lynch	2,158	GBP	2,918	USD	2,903	15
12/20/2017	Bank of America Merrill Lynch	2,158	GBP	2,919	USD	2,903	16
12/20/2017	Bank of America Merrill Lynch	284	GBP	384	USD	382	2
12/20/2017	Bank of America Merrill Lynch	89,452	GBP	121,620	USD	120,323	1,297
12/20/2017	Bank of America Merrill Lynch	89,452	GBP	121,554	USD	120,323	1,231
12/20/2017	Bank of America Merrill Lynch	48,476	GBP	65,828	USD	65,206	622
12/20/2017	Bank of America Merrill Lynch	5,679	GBP	7,675	USD	7,639	36
12/20/2017	Bank of America Merrill Lynch	2,192,916	HKD	281,426	USD	281,341	85
12/20/2017	Bank of America Merrill Lynch	1,107,035	HUF	4,378	USD	4,230	148
12/20/2017	Bank of America Merrill Lynch	1,941,625	HUF	7,638	USD	7,419	219
12/20/2017	Bank of America Merrill Lynch	94,783	HUF	370	USD	362	8
12/20/2017	Bank of America Merrill Lynch	244,132	HUF	949	USD	933	16
12/20/2017	Bank of America Merrill Lynch	463,561	HUF	1,798	USD	1,771	27
12/20/2017	Bank of America Merrill Lynch	1,547,096	HUF	6,005	USD	5,912	93
12/20/2017	Bank of America Merrill Lynch	1,481,945	HUF	5,760	USD	5,663	97
12/20/2017	Bank of America Merrill Lynch	1,465,124	HUF	5,547	USD	5,598	(51)
12/20/2017	Bank of America Merrill Lynch	43,564,797	HUF	164,856	USD	166,470	(1,614)
12/20/2017	Bank of America Merrill Lynch	3,489	ILS	997	USD	991	6
12/20/2017	Bank of America Merrill Lynch	26,299	ILS	7,496	USD	7,467	29
12/20/2017	Bank of America Merrill Lynch	24,210	ILS	6,865	USD	6,874	(9)
12/20/2017	Bank of America Merrill Lynch	14,526	ILS	4,135	USD	4,124	11
12/20/2017	Bank of America Merrill Lynch	24,220	ILS	6,911	USD	6,877	34
12/20/2017	Bank of America Merrill Lynch	10,741	ILS	3,083	USD	3,050	33
12/20/2017	Bank of America Merrill Lynch	2,066,811	INR	32,056	USD	31,340	716
12/20/2017	Bank of America Merrill Lynch	2,043,944	INR	31,692	USD	30,994	698
12/20/2017	Bank of America Merrill Lynch	1,844,178	INR	28,545	USD	27,964	581
12/20/2017	Bank of America Merrill Lynch	1,195,932	INR	18,506	USD	18,135	371
12/20/2017	Bank of America Merrill Lynch	1,303,822	INR	20,183	USD	19,771	412
12/20/2017	Bank of America Merrill Lynch	2,398,274	INR	37,051	USD	36,366	685
12/20/2017	Bank of America Merrill Lynch	9,911,367	JPY	90,061	USD	88,419	1,642
12/20/2017	Bank of America Merrill Lynch	9,911,366	JPY	90,054	USD	88,419	1,635
12/20/2017	Bank of America Merrill Lynch	9,911,366	JPY	90,087	USD	88,419	1,668
12/20/2017	Bank of America Merrill Lynch	19,822,733	JPY	180,237	USD	176,837	3,400
12/20/2017	Bank of America Merrill Lynch	19,822,733	JPY	180,214	USD	176,837	3,377
12/20/2017	Bank of America Merrill Lynch	19,822,733	JPY	180,166	USD	176,837	3,329
12/20/2017	Bank of America Merrill Lynch	19,822,733	JPY	180,175	USD	176,837	3,338
12/20/2017	Bank of America Merrill Lynch	19,822,733	JPY	180,252	USD	176,837	3,415
12/20/2017	Bank of America Merrill Lynch	8,465,580	JPY	77,007	USD	75,521	1,487
12/20/2017	Bank of America Merrill Lynch	5,100,388	JPY	46,000	USD	45,500	500
12/20/2017	Bank of America Merrill Lynch	11,780,010	JPY	106,363	USD	105,088	1,275
12/20/2017	Bank of America Merrill Lynch	11,780,010	JPY	106,357	USD	105,088	1,269
12/20/2017	Bank of America Merrill Lynch	11,780,010	JPY	106,384	USD	105,089	1,295
12/20/2017	Bank of America Merrill Lynch	11,780,008	JPY	106,409	USD	105,088	1,321
12/20/2017	Bank of America Merrill Lynch	11,780,010	JPY	106,414	USD	105,088	1,326
12/20/2017	Bank of America Merrill Lynch	11,780,009	JPY	106,408	USD	105,088	1,320
12/20/2017	Bank of America Merrill Lynch	23,560,019	JPY	212,687	USD	210,177	2,510
12/20/2017	Bank of America Merrill Lynch	23,560,019	JPY	212,638	USD	210,177	2,461
12/20/2017	Bank of America Merrill Lynch	23,560,018	JPY	212,485	USD	210,177	2,308
12/20/2017	Bank of America Merrill Lynch	23,560,020	JPY	212,414	USD	210,177	2,237
12/20/2017	Bank of America Merrill Lynch	6,889,073	JPY	62,126	USD	61,457	669
12/20/2017	Bank of America Merrill Lynch	11,680,268	JPY	104,247	USD	104,199	48
12/20/2017	Bank of America Merrill Lynch	11,680,268	JPY	104,281	USD	104,199	82
12/20/2017	Bank of America Merrill Lynch	11,680,268	JPY	104,345	USD	104,199	146
12/20/2017	Bank of America Merrill Lynch	2,248,369	JPY	20,078	USD	20,057	21
12/20/2017	Bank of America Merrill Lynch	12,505,188	JPY	112,295	USD	111,558	737
12/20/2017	Bank of America Merrill Lynch	12,505,188	JPY	112,375	USD	111,558	817
12/20/2017	Bank of America Merrill Lynch	12,505,188	JPY	112,294	USD	111,558	736
12/20/2017	Bank of America Merrill Lynch	12,505,188	JPY	112,320	USD	111,558	762
12/20/2017	Bank of America Merrill Lynch	12,505,188	JPY	112,339	USD	111,558	781
12/20/2017	Bank of America Merrill Lynch	12,505,188	JPY	112,370	USD	111,558	812
12/20/2017	Bank of America Merrill Lynch	2,013,611	JPY	18,083	USD	17,963	120
12/20/2017	Bank of America Merrill Lynch	10,545,150	JPY	94,189	USD	94,072	117
12/20/2017	Bank of America Merrill Lynch	10,545,151	JPY	94,182	USD	94,072	110
12/20/2017	Bank of America Merrill Lynch	21,090,303	JPY	188,085	USD	188,145	(60)
12/20/2017	Bank of America Merrill Lynch	17,407,076	JPY	154,923	USD	155,287	(364)
12/20/2017	Bank of America Merrill Lynch	4,714,774	JPY	42,112	USD	42,060	52
12/20/2017	Bank of America Merrill Lynch	4,714,773	JPY	42,109	USD	42,060	49
12/20/2017	Bank of America Merrill Lynch	9,429,546	JPY	84,093	USD	84,120	(27)
12/20/2017	Bank of America Merrill Lynch	7,782,765	JPY	69,267	USD	69,429	(162)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,378	USD	54,537	(159)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,371	USD	54,537	(166)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,362	USD	54,537	(175)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,359	USD	54,537	(178)
12/20/2017	Bank of America Merrill Lynch	6,113,381	JPY	54,339	USD	54,537	(198)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,238	USD	54,537	(299)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,258	USD	54,537	(279)
12/20/2017	Bank of America Merrill Lynch	6,113,385	JPY	54,306	USD	54,537	(231)
12/20/2017	Bank of America Merrill Lynch	6,113,382	JPY	54,235	USD	54,537	(302)
12/20/2017	Bank of America Merrill Lynch	22,084	JPY	196	USD	197	(1)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,205	USD	42,329	(124)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,200	USD	42,329	(129)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,193	USD	42,329	(136)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,190	USD	42,328	(138)
12/20/2017	Bank of America Merrill Lynch	4,744,876	JPY	42,175	USD	42,329	(154)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,096	USD	42,328	(232)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,112	USD	42,329	(217)
12/20/2017	Bank of America Merrill Lynch	4,744,872	JPY	42,149	USD	42,329	(180)
12/20/2017	Bank of America Merrill Lynch	4,744,875	JPY	42,095	USD	42,329	(234)
12/20/2017	Bank of America Merrill Lynch	17,140	JPY	152	USD	153	(1)
12/20/2017	Bank of America Merrill Lynch	9,891,031	KRW	8,772	USD	8,645	127
12/20/2017	Bank of America Merrill Lynch	1,056,626,410	KRW	936,618	USD	923,560	13,058
12/20/2017	Bank of America Merrill Lynch	3,188,676	KRW	2,802	USD	2,787	15
12/20/2017	Bank of America Merrill Lynch	11,829,880	KRW	10,482	USD	10,340	142
12/20/2017	Bank of America Merrill Lynch	124,207,005	KRW	109,053	USD	108,565	488
12/20/2017	Bank of America Merrill Lynch	186,308,975	KRW	163,627	USD	162,846	781
12/20/2017	Bank of America Merrill Lynch	117,367,040	KRW	102,377	USD	102,586	(209)
12/20/2017	Bank of America Merrill Lynch	235,159,716	KRW	205,043	USD	205,545	(502)
12/20/2017	Bank of America Merrill Lynch	235,212,124	KRW	205,044	USD	205,590	(546)
12/20/2017	Bank of America Merrill Lynch	134,411,374	KRW	117,436	USD	117,484	(48)
12/20/2017	Bank of America Merrill Lynch	191,352,857	KRW	167,081	USD	167,255	(174)
12/20/2017	Bank of America Merrill Lynch	191,361,211	KRW	167,081	USD	167,262	(181)
12/20/2017	Bank of America Merrill Lynch	191,302,733	KRW	167,081	USD	167,211	(130)
12/20/2017	Bank of America Merrill Lynch	191,284,354	KRW	167,081	USD	167,195	(114)
12/20/2017	Bank of America Merrill Lynch	23,762	NOK	3,087	USD	2,991	96
12/20/2017	Bank of America Merrill Lynch	61,147	NOK	7,871	USD	7,696	175
12/20/2017	Bank of America Merrill Lynch	41,400	NOK	5,272	USD	5,211	61
12/20/2017	Bank of America Merrill Lynch	1,781	NOK	227	USD	224	3
12/20/2017	Bank of America Merrill Lynch	6,707	NOK	858	USD	844	14
12/20/2017	Bank of America Merrill Lynch	24,649	NOK	3,166	USD	3,102	64
12/20/2017	Bank of America Merrill Lynch	1,849	NOK	238	USD	233	5
12/20/2017	Bank of America Merrill Lynch	24,563	NOK	3,155	USD	3,092	63
12/20/2017	Bank of America Merrill Lynch	597,652	NOK	76,763	USD	75,224	1,539
12/20/2017	Bank of America Merrill Lynch	59,108	NOK	7,518	USD	7,440	78
12/20/2017	Bank of America Merrill Lynch	240,954	NOK	30,645	USD	30,328	317
12/20/2017	Bank of America Merrill Lynch	29,436	NOK	3,788	USD	3,705	83
12/20/2017	Bank of America Merrill Lynch	525,995	NOK	67,334	USD	66,205	1,129
12/20/2017	Bank of America Merrill Lynch	33,671	NOK	4,311	USD	4,239	72
12/20/2017	Bank of America Merrill Lynch	48,362	NZD	34,970	USD	34,906	64
12/20/2017	Bank of America Merrill Lynch	86,313	NZD	62,819	USD	62,297	522
12/20/2017	Bank of America Merrill Lynch	196,815	NZD	142,937	USD	142,053	884
12/20/2017	Bank of America Merrill Lynch	196,815	NZD	142,881	USD	142,053	828
12/20/2017	Bank of America Merrill Lynch	34,120	NZD	24,769	USD	24,627	142
12/20/2017	Bank of America Merrill Lynch	278,692	NZD	200,144	USD	201,148	(1,004)
12/20/2017	Bank of America Merrill Lynch	142,449,827	PHP	2,773,340	USD	2,791,906	(18,566)
12/20/2017	Bank of America Merrill Lynch	941,582	PHP	18,247	USD	18,454	(207)
12/20/2017	Bank of America Merrill Lynch	1,452,727	PHP	28,134	USD	28,472	(338)
12/20/2017	Bank of America Merrill Lynch	32,241	PHP	627	USD	632	(5)
12/20/2017	Bank of America Merrill Lynch	510,712	PHP	9,993	USD	10,010	(17)
12/20/2017	Bank of America Merrill Lynch	1,127,324	PHP	21,920	USD	22,095	(175)
12/20/2017	Bank of America Merrill Lynch	14,030	PLN	3,982	USD	3,851	131
12/20/2017	Bank of America Merrill Lynch	31,600	PLN	8,935	USD	8,674	261
12/20/2017	Bank of America Merrill Lynch	4,722	PLN	1,325	USD	1,296	29
12/20/2017	Bank of America Merrill Lynch	8,418	PLN	2,356	USD	2,311	45
12/20/2017	Bank of America Merrill Lynch	8,424	PLN	2,350	USD	2,312	38
12/20/2017	Bank of America Merrill Lynch	16,194	PLN	4,521	USD	4,445	76
12/20/2017	Bank of America Merrill Lynch	5,922	PLN	1,662	USD	1,625	37
12/20/2017	Bank of America Merrill Lynch	28,355	PLN	7,738	USD	7,783	(45)
12/20/2017	Bank of America Merrill Lynch	603,367	PLN	164,645	USD	165,621	(976)
12/20/2017	Bank of America Merrill Lynch	249,428	PLN	68,148	USD	68,467	(319)
12/20/2017	Bank of America Merrill Lynch	21,781	PLN	5,963	USD	5,979	(16)
12/20/2017	Bank of America Merrill Lynch	77,487	RUB	1,333	USD	1,327	6
12/20/2017	Bank of America Merrill Lynch	71,218	RUB	1,219	USD	1,219	-
12/20/2017	Bank of America Merrill Lynch	232,098	RUB	3,961	USD	3,974	(13)
12/20/2017	Bank of America Merrill Lynch	291,025	RUB	4,929	USD	4,983	(54)
12/20/2017	Bank of America Merrill Lynch	271,918	RUB	4,658	USD	4,656	2
12/20/2017	Bank of America Merrill Lynch	57,845	SEK	7,364	USD	7,122	242
12/20/2017	Bank of America Merrill Lynch	105,573	SEK	13,339	USD	12,998	341
12/20/2017	Bank of America Merrill Lynch	15,637	SEK	1,972	USD	1,925	47
12/20/2017	Bank of America Merrill Lynch	706,166	SEK	89,106	USD	86,946	2,160
12/20/2017	Bank of America Merrill Lynch	706,166	SEK	89,165	USD	86,946	2,219
12/20/2017	Bank of America Merrill Lynch	324,252	SEK	40,946	USD	39,923	1,023
12/20/2017	Bank of America Merrill Lynch	39,122	SEK	4,937	USD	4,817	120
12/20/2017	Bank of America Merrill Lynch	39,122	SEK	4,940	USD	4,817	123
12/20/2017	Bank of America Merrill Lynch	17,966	SEK	2,269	USD	2,212	57
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,669	USD	103,108	2,561
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,684	USD	103,108	2,576
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,664	USD	103,108	2,556
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,692	USD	103,108	2,584
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,699	USD	103,108	2,591
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,724	USD	103,108	2,616
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,707	USD	103,108	2,599
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,683	USD	103,108	2,575
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,688	USD	103,108	2,580
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,414	SEK	105,690	USD	103,105	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,670	USD	103,108	2,562
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,715	USD	103,108	2,607
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,757	USD	103,108	2,649
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,772	USD	103,108	2,664
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,742	USD	103,108	2,634
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,722	USD	103,108	2,614
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,738	USD	103,108	2,630
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,674	USD	103,108	2,566
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,691	USD	103,108	2,583
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,685	USD	103,108	2,577
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,750	USD	103,108	2,642
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,635	USD	103,108	2,527
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,633	USD	103,108	2,525
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,649	USD	103,108	2,541
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,654	USD	103,108	2,546
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,661	USD	103,108	2,553
12/20/2017	Bank of America Merrill Lynch	837,431	SEK	105,665	USD	103,107	2,558
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,622	USD	103,108	2,514
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,700	USD	103,108	2,592
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,722	USD	103,108	2,614
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,675	USD	103,108	2,567
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,671	USD	103,108	2,563
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,662	USD	103,108	2,554
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,686	USD	103,108	2,578
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,646	USD	103,108	2,538
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,641	USD	103,108	2,533
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,646	USD	103,108	2,538
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,682	USD	103,108	2,574
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,651	USD	103,108	2,543
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,673	USD	103,108	2,565
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,656	USD	103,108	2,548
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,668	USD	103,108	2,560
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,610	USD	103,108	2,502
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,658	USD	103,108	2,550
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,644	USD	103,108	2,536
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,647	USD	103,108	2,539
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,627	USD	103,108	2,519
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,619	USD	103,108	2,511
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,575	USD	103,108	2,467
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,638	USD	103,108	2,530
12/20/2017	Bank of America Merrill Lynch	837,408	SEK	105,631	USD	103,104	2,527
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,631	USD	103,108	2,523
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,625	USD	103,108	2,517
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,612	USD	103,108	2,504
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,592	USD	103,108	2,484
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,567	USD	103,108	2,459
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,558	USD	103,108	2,450
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,570	USD	103,108	2,462
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,577	USD	103,108	2,469
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,565	USD	103,108	2,457
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,582	USD	103,108	2,474
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,640	USD	103,108	2,532
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,430	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,433	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,432	SEK	105,400	USD	103,107	2,293
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,159	USD	103,108	2,051
12/20/2017	Bank of America Merrill Lynch	4,108,392	SEK	518,523	USD	505,840	12,683
12/20/2017	Bank of America Merrill Lynch	2,738,928	SEK	345,682	USD	337,226	8,456
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,164	USD	103,108	2,056
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,204	USD	103,108	2,096
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	837,434	SEK	105,693	USD	103,108	2,585
12/20/2017	Bank of America Merrill Lynch	1,596,084	SEK	201,443	USD	196,516	4,927
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,689	USD	6,525	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,690	USD	6,525	165
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,689	USD	6,525	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,524	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,689	USD	6,525	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,690	USD	6,525	165
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,692	USD	6,524	168
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,693	USD	6,524	169
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,691	USD	6,524	167
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,690	USD	6,525	165
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,691	USD	6,525	166
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,692	USD	6,525	167
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,525	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,525	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,524	162
12/20/2017	Bank of America Merrill Lynch	52,995	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,684	USD	6,525	159
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,689	USD	6,525	164
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,690	USD	6,525	165
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,524	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,524	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,524	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,525	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,525	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,687	USD	6,525	162
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,683	USD	6,525	158
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,686	USD	6,525	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,524	161
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,684	USD	6,525	159
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,684	USD	6,525	159
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,681	USD	6,525	156
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,684	USD	6,524	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,684	USD	6,525	159
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,683	USD	6,525	158
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,682	USD	6,525	157
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,680	USD	6,524	156
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,680	USD	6,525	155
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,680	USD	6,524	156
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,681	USD	6,525	156
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,680	USD	6,525	155
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,681	USD	6,524	157
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,685	USD	6,525	160
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,994	SEK	6,670	USD	6,525	145
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,655	USD	6,525	130
12/20/2017	Bank of America Merrill Lynch	259,980	SEK	32,812	USD	32,009	803
12/20/2017	Bank of America Merrill Lynch	173,320	SEK	21,875	USD	21,340	535
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,655	USD	6,525	130
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,657	USD	6,525	132
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	52,993	SEK	6,688	USD	6,525	163
12/20/2017	Bank of America Merrill Lynch	101,004	SEK	12,748	USD	12,436	312
12/20/2017	Bank of America Merrill Lynch	855,196	SEK	106,917	USD	105,295	1,622
12/20/2017	Bank of America Merrill Lynch	498,553	SEK	62,317	USD	61,383	934
12/20/2017	Bank of America Merrill Lynch	17,348	SEK	2,189	USD	2,136	53
12/20/2017	Bank of America Merrill Lynch	588,808	SEK	73,938	USD	72,496	1,442
12/20/2017	Bank of America Merrill Lynch	217,994	SEK	27,372	USD	26,840	532
12/20/2017	Bank of America Merrill Lynch	94,894	SEK	11,916	USD	11,684	232
12/20/2017	Bank of America Merrill Lynch	35,133	SEK	4,411	USD	4,326	85
12/20/2017	Bank of America Merrill Lynch	37,092	SEK	4,683	USD	4,567	116
12/20/2017	Bank of America Merrill Lynch	334,470	SEK	42,209	USD	41,181	1,028
12/20/2017	Bank of America Merrill Lynch	457,619	SEK	57,751	USD	56,344	1,407
12/20/2017	Bank of America Merrill Lynch	50,841	SEK	6,429	USD	6,260	169
12/20/2017	Bank of America Merrill Lynch	490	SEK	62	USD	60	2
12/20/2017	Bank of America Merrill Lynch	631,194	SEK	79,791	USD	77,715	2,076
12/20/2017	Bank of America Merrill Lynch	368,083	SEK	46,524	USD	45,320	1,204
12/20/2017	Bank of America Merrill Lynch	33,188	SEK	4,187	USD	4,086	101
12/20/2017	Bank of America Merrill Lynch	486,960	SEK	60,519	USD	59,956	563
12/20/2017	Bank of America Merrill Lynch	157,056	SEK	19,598	USD	19,337	261
12/20/2017	Bank of America Merrill Lynch	634,920	SEK	78,191	USD	78,174	17
12/20/2017	Bank of America Merrill Lynch	1,340,312	SEK	165,106	USD	165,024	82
12/20/2017	Bank of America Merrill Lynch	5,149	SEK	635	USD	634	1
12/20/2017	Bank of America Merrill Lynch	255,602	SEK	31,420	USD	31,471	(51)
12/20/2017	Bank of America Merrill Lynch	3,520	SEK	433	USD	433	-
12/20/2017	Bank of America Merrill Lynch	(2,184,673)	SEK	268,554	USD	268,985	(431)
12/20/2017	Bank of America Merrill Lynch	30,080	SEK	3,698	USD	3,703	(5)
12/20/2017	Bank of America Merrill Lynch	33,194	SEK	4,085	USD	4,087	(2)
12/20/2017	Bank of America Merrill Lynch	192,309	SEK	23,787	USD	23,678	109
12/20/2017	Bank of America Merrill Lynch	69,730	SGD	52,193	USD	51,397	796
12/20/2017	Bank of America Merrill Lynch	14,944	SGD	11,104	USD	11,015	89
12/20/2017	Bank of America Merrill Lynch	10,295	TRY	2,897	USD	2,827	70
12/20/2017	Bank of America Merrill Lynch	7,388	TRY	2,063	USD	2,029	34
12/20/2017	Bank of America Merrill Lynch	3,540	TRY	993	USD	972	21
12/20/2017	Bank of America Merrill Lynch	8,026	TRY	2,242	USD	2,204	38
12/20/2017	Bank of America Merrill Lynch	611,614	TRY	168,817	USD	167,926	891
12/20/2017	Bank of America Merrill Lynch	2,879	TRY	787	USD	790	(3)
12/20/2017	Bank of America Merrill Lynch	753,188	TWD	25,293	USD	24,941	352
12/20/2017	Bank of America Merrill Lynch	600,887	TWD	20,150	USD	19,898	252
12/20/2017	Bank of America Merrill Lynch	261,581	TWD	8,772	USD	8,662	110
12/20/2017	Bank of America Merrill Lynch	621,623	TWD	20,842	USD	20,584	258
12/20/2017	Bank of America Merrill Lynch	590,104	TWD	19,711	USD	19,541	170
12/20/2017	Bank of America Merrill Lynch	20,246	TWD	677	USD	670	7
12/20/2017	Bank of America Merrill Lynch	216,657	TWD	7,208	USD	7,174	34
12/20/2017	Bank of America Merrill Lynch	485,313	TWD	16,194	USD	16,071	123
12/20/2017	Bank of America Merrill Lynch	35,149	ZAR	2,686	USD	2,569	117
12/20/2017	Bank of America Merrill Lynch	29,453	ZAR	2,197	USD	2,153	44
12/20/2017	Bank of America Merrill Lynch	38,998	ZAR	2,889	USD	2,850	39
12/20/2017	Bank of America Merrill Lynch	879,797	ZAR	65,114	USD	64,303	811
12/20/2017	Bank of America Merrill Lynch	1,191,817	ZAR	86,418	USD	87,108	(690)
12/20/2017	Bank of America Merrill Lynch	1,011,259	ZAR	73,880	USD	73,911	(31)
12/21/2017	Bank of America Merrill Lynch	4,728,032	KRW	4,199	USD	4,133	66
12/21/2017	Bank of America Merrill Lynch	8,768,196	KRW	7,764	USD	7,664	100
							$ 789,901
						Net unrealized depreciation on forward foreign currency contracts	$ (1,490,661)

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 408,192	$ -	$ -	$ 408,192
Warrant		45	-	-	45
Bonds & Notes		-	393,092,321	-	393,092,321
Options		-	123,253,261	-	123,253,261
U.S. Treasury Bills		-	4,996,947	-	4,996,947
Total Investments		$ 408,237	$ 521,342,529	$ -	$ 521,750,766

GSA Trend
Assets		Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills		$ -	$ 22,619,339	$ -	$ 22,619,339
Derivatives
Futures Contracts		172,596	-	-	172,596
Total Investments		$ 172,596	$ 22,619,339	$ -	$ 22,791,935
Liabilities		Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts		$ -	$ 1,087,220	$ -	$ 1,087,220
Total Liabilities		$ -	$ 1,087,220	$ -	$ 1,087,220

Managed Futures
Assets		Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds		$ 7,908,137	$ -	$ -	$ 7,908,137
Certificates of Deposit		-	9,600,000	-	9,600,000
Commercial Paper		-	33,663,540	-	33,663,540
Discount Agency Notes		-	81,543,457	-	81,543,457
Derivatives
Futures Contracts		758,935	-	-	758,935
Total Investments		$ 8,667,072	$ 124,806,997	$ -	$ 133,474,069
Liabilities		Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts		$ -	$ 1,490,661	$ -	$ 1,490,661
Total Liabilities		$ -	$ 1,490,661	$ -	$ 1,490,661

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”), and GSA Trends with AGSAT Fund Limited ("AGSAT") include the accounts of AGSAT, AMFS and AFES, collectively the “CFCs’”, as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more "managed futures" programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)
AGSAT	GSA Trend Strategy Fund Limited (“AGSATL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES, AGSAT, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at September 30, 2017, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in AFES as follows:

		Inception Date of AFES	AFES Net Assets at September 30, 2017	% of Fund Net Assets at September 30, 2017

AFES		October 31, 2011	$ 8,133,897	1.42%

		Inception Date of AMFS	AMFS Net Assets at September 30, 2017	% of Fund Net Assets at September 30, 2017
AMFS		September 1, 2010	$4,546,027	2.57%

		Inception Date of AGSAT	AGSAT Net Assets at September 30, 2017	% of Fund Net Assets at September 30, 2017
AGSAT		December 31, 2016	$3,450,405	6.25%

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of September 30, 2017:

Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure		Net Unrealized Appreciation/ (Depreciation)
Long Futures Contracts	Currency		$ 909,161
Long Futures Contracts	Commodity		83,957
Long Futures Contracts	Equity		711,668
Long Futures Contracts	Interest Rate		(945,851)
			$ 758,935

Forward Currency Contracts	Currency		$ (1,490,661)

GSA Trend Strategy Fund
Contract Type	Primary Risk Exposure		Net Unrealized Appreciation/ (Depreciation)
Long Futures Contracts	Currency		$ (110,079)
Long Futures Contracts	Commodity		58,052
Long Futures Contracts	Equity		204,935
Long Futures Contracts	Interest Rate		19,688
			$ 172,596

Forward Currency Contracts	Currency		$ (1,087,220)

The notional value of the derivative instruments outstanding as of September 30, 2017 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/28/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 11/28/2017